Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Aon plc
Entity Central Index Key	0000315293
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Commissions, fees and other	$ 11,235	$ 8,457	$ 7,521
Fiduciary investment income	52	55	74
Total revenue	11,287	8,512	7,595
Expenses
Compensation and benefits	6,567	5,097	4,597
Other general expenses	3,114	2,189	1,977
Total operating expenses	9,681	7,286	6,574
Operating income	1,606	1,226	1,021
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5		34
Income from continuing operations before income taxes	1,384	1,059	949
Income taxes	378	300	268
Income from continuing operations	1,006	759	681
Income (loss) from discontinued operations before income taxes	5	(39)	83
Income taxes (benefit)	1	(12)	(28)
Income (loss) from discontinued operations	4	(27)	111
Net income	1,010	732	792
Less: Net income attributable to noncontrolling interests	31	26	45
Net income attributable to Aon stockholders	979	706	747
Net income attributable to Aon stockholders
Income from continuing operations	975	733	636
Income (loss) from discontinued operations	4	(27)	111
Net income	$ 979	$ 706	$ 747
Basic net income (loss) per share attributable to Aon stockholders
Continuing operations (in dollars per share)	$ 2.91	$ 2.5	$ 2.25
Discontinued operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0.39
Net income (in dollars per share)	$ 2.92	$ 2.41	$ 2.64
Diluted net income (loss) per share attributable to Aon stockholders
Continuing operations (in dollars per share)	$ 2.86	$ 2.46	$ 2.19
Discontinued operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0.38
Net income (in dollars per share)	$ 2.87	$ 2.37	$ 2.57
Cash dividends per share paid on common stock (in dollars per share)	$ 0.6	$ 0.6	$ 0.6
Weighted average common shares outstanding - basic (in shares)	335.5	293.4	283.2
Weighted average common shares outstanding - diluted (in shares)	340.9	298.1	291.1

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 280	$ 208	$ 267	$ 255	$ 241	$ 147	$ 158	$ 186	$ 1,010	$ 732	$ 792
Less: Net income attributable to noncontrolling interests	3	10	9	9	10	3	5	8	31	26	45
Net income attributable to Aon stockholders	277	198	258	246	231	144	153	178	979	706	747
Other comprehensive loss, net of tax:
Change in accounting principle										(44)
Change in fair value of derivatives									(13)	(24)	13
Change in investment gains/losses											(12)
Foreign currency translation adjustments									(43)	(135)	203
Post-retirement benefit obligation									(396)	(41)	(413)
Total other comprehensive loss									(452)	(244)	(209)
Less: Other comprehensive income (loss) attributable to noncontrolling interests									1	(2)	4
Total other comprehensive loss attributable to Aon stockholders									(453)	(242)	(213)
Comprehensive income attributable to Aon stockholders									$ 526	$ 464	$ 534

Consolidated Statements of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 272	$ 346
Short-term investments	785	785
Receivables, net	3,183	2,701
Fiduciary assets	10,838	10,063
Other current assets	427	624
Total Current Assets	15,505	14,519
Goodwill	8,770	8,647
Intangible assets, net	3,276	3,611
Fixed assets, net	783	781
Investments	239	312
Deferred tax assets	258	305
Other non-current assets	721	807
TOTAL ASSETS	29,552	28,982
CURRENT LIABILITIES
Fiduciary liabilities	10,838	10,063
Short-term debt and current portion of long-term debt	337	492
Accounts payable and accrued liabilities	1,832	1,810
Other current liabilities	753	584
Total Current Liabilities	13,760	12,949
Long-term debt	4,155	4,014
Deferred tax liabilities	301	663
Pension, other post retirement and post employment liabilities	2,192	1,896
Other non-current liabilities	1,024	1,154
TOTAL LIABILITIES	21,432	20,676
EQUITY
Common stock - $1 par value Authorized: 750 shares (issued: 2011 - 386.4; 2010 - 385.9)	386	386
Additional paid-in capital	4,021	4,000
Retained earnings	8,594	7,861
Treasury stock at cost (shares: 2011 - 61.6; 2010 - 53.6)	(2,553)	(2,079)
Accumulated other comprehensive loss	(2,370)	(1,917)
TOTAL AON STOCKHOLDERS' EQUITY	8,078	8,251
Noncontrolling interests	42	55
TOTAL EQUITY	8,120	8,306
TOTAL LIABILITIES AND EQUITY	$ 29,552	$ 28,982

Consolidated Statements of Financial Position (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Position
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, Authorized shares	750	750
Common stock, issued shares	386.4	385.9
Treasury stock, shares	61.6	53.6

Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Loss, Net of Tax	Noncontrolling Interests	Comprehensive Income
Balance at Dec. 31, 2008	$ 5,415	$ 3,582	$ 6,816	$ (3,626)	$ (1,462)	$ 105
Balance (in shares) at Dec. 31, 2008		361,700,000
Increase (Decrease) in Stockholders' Equity
Net income	792		747			45	792
Shares issued - employee benefit plans	119	119
Shares issued - employee benefit plans (in shares)	1,000,000	1,000,000
Shares purchased	(590)			(590)
Shares reissued - employee benefit plans	(63)	(357)	(63)	357
Tax benefit - employee benefit plans	25	25
Stock compensation expense	209	209
Dividends to stockholders	(165)		(165)
Change in net derivative gains/losses	13				13		13
Change in net unrealized investment gains/losses	(12)				(12)		(12)
Net foreign currency translation adjustments	203				199	4	203
Net post-retirement benefit obligation	(413)				(413)		(413)
Purchase of subsidiary shares from noncontrolling interests	(3)					(3)
Capital contribution by noncontrolling interests	35					35
Deconsolidation of noncontrolling interests	(102)					(102)
Dividends paid to noncontrolling interests on subsidiary common stock	(32)					(32)
Comprehensive income							583
Balance at Dec. 31, 2009 (Balance Before Adoption of New Accounting Guidance)			7,335		(1,675)
Balance (Adjustment for Adoption of New Accounting Guidance)			44		(44)
Balance at Dec. 31, 2009	5,431	3,578	7,379	(3,859)	(1,719)	52
Balance (in shares) at Dec. 31, 2009		362,700,000
Increase (Decrease) in Stockholders' Equity
Net income	732		706			26	732
Shares issued - Hewitt acquisition	2,474	2,474
Shares issued - Hewitt acquisition (in shares)		61,000,000
Shares issued - employee benefit plans	135	135
Shares issued - employee benefit plans (in shares)	2,200,000	2,200,000
Shares purchased	(250)			(250)
Shares reissued - employee benefit plans	(49)	(370)	(49)	370
Shares retired		(1,660)		1,660
Shares retired (in shares)		(40,000,000)
Tax benefit - employee benefit plans	20	20
Stock compensation expense	221	221
Dividends to stockholders	(175)		(175)
Change in net derivative gains/losses	(24)				(24)		(24)
Net foreign currency translation adjustments	(135)				(133)	(2)	(135)
Net post-retirement benefit obligation	(41)				(41)		(41)
Purchase of subsidiary shares from noncontrolling interests	(15)	(12)				(3)
Capital contribution by noncontrolling interests	2					2
Dividends paid to noncontrolling interests on subsidiary common stock	(20)					(20)
Comprehensive income							532
Balance at Dec. 31, 2010	8,306	4,386	7,861	(2,079)	(1,917)	55
Balance (in shares) at Dec. 31, 2010	385,900,000	385,900,000
Increase (Decrease) in Stockholders' Equity
Net income	1,010		979			31	1,010
Shares issued - employee benefit plans	112	113	(1)
Shares issued - employee benefit plans (in shares)	500,000	500,000
Shares purchased	(828)			(828)
Shares reissued - employee benefit plans	(45)	(354)	(45)	354
Tax benefit - employee benefit plans	36	36
Stock compensation expense	235	235
Dividends to stockholders	(200)		(200)
Change in net derivative gains/losses	(13)				(13)		(13)
Net foreign currency translation adjustments	(43)				(44)	1	(43)
Net post-retirement benefit obligation	(396)				(396)		(396)
Purchase of subsidiary shares from noncontrolling interests	(24)	(9)				(15)
Dividends paid to noncontrolling interests on subsidiary common stock	(30)					(30)
Comprehensive income							558
Balance at Dec. 31, 2011	$ 8,120	$ 4,407	$ 8,594	$ (2,553)	$ (2,370)	$ 42
Balance (in shares) at Dec. 31, 2011	386,400,000	386,400,000

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,010	$ 732	$ 792
Adjustments to reconcile net income to cash provided by operating activities:
(Gain) loss from sales of businesses, net	(6)	43	(91)
Depreciation of fixed assets	220	151	149
Amortization of intangible assets	362	154	93
Stock compensation expense	235	221	209
Deferred income taxes	146	76	138
Change in assets and liabilities:
Fiduciary receivables	(14)	816	358
Short-term investments - funds held on behalf of clients	(713)	(19)	90
Fiduciary liabilities	727	(797)	(448)
Receivables, net	(494)	(69)	(63)
Accounts payable and accrued liabilities		(280)	(54)
Restructuring reserves	(73)	(64)	67
Current income taxes	120		(105)
Pension and other post employment liabilities	(399)	(130)	(404)
Other assets and liabilities	(103)	(51)	(231)
CASH PROVIDED BY OPERATING ACTIVITIES	1,018	783	500
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of long-term investments	190	90	73
Purchase of long-term investments	(30)	(34)	(158)
Net (purchase) sale of short-term investments - non-fiduciary	(8)	(337)	259
Acquisition of businesses, net of cash acquired	(97)	(2,078)	(263)
Capital expenditures	(241)	(180)	(140)
CASH USED FOR INVESTING ACTIVITIES	(186)	(2,539)	(229)
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury stock	(828)	(250)	(590)
Issuance of stock for employee benefit plans	201	194	163
Issuance of debt	1,673	2,905	1,093
Repayment of debt	(1,688)	(816)	(1,118)
Cash dividends to stockholders	(200)	(175)	(165)
Purchase of shares from noncontrolling interests	(24)	(15)	(3)
Dividends paid to noncontrolling interests	(30)	(20)	(32)
CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES	(896)	1,823	(652)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(10)	62	16
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74)	129	(365)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	346	217	582
CASH AND CASH EQUIVALENTS AT END OF YEAR	272	346	217
Supplemental disclosures:
Interest paid	240	158	103
Income taxes paid, net of refunds	77	192	182
Non-cash transactions:
Acquisition of Hewitt, common stock issued and stock options assumed		$ 2,474

Basis of Presentation	12 Months Ended
Dec. 31, 2011
Basis of Presentation
Basis of Presentation

1.    Basis of Presentation

        The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the accounts of Aon Corporation and all controlled subsidiaries ("Aon" or the "Company"). All material intercompany balances and transactions have been eliminated. The consolidated financial statements as of December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010, and 2009, include, in the opinion of management, all adjustments (consisting of normal recurring adjustments and reclassifications) necessary to present fairly the Company's consolidated financial position, results of operations and cash flows for all periods presented.

Reclassifications and Change in Presentation

        Certain amounts in prior years' consolidated financial statements and related notes have been reclassified to conform to the 2011 presentation.

        Changes in the presentation of the Consolidated Statements of Cash Flows for 2010 and 2009 were made related to "Net (purchase) sales of short-term investments — funds held on behalf of clients." This line item had previously been presented in cash flows from investing activities and is now included in cash flows from operating activities. The Company believes this provides greater clarity into the operating and investing activities of the Company as this amount was offset by "Changes in funds held on behalf of clients" in the cash flows from operating activities. Although the Company invests funds held on behalf of clients, the handling of client money is believed to be part of the Company's day-to-day operating activities. The current year presentation separates "Fiduciary receivables," "Fiduciary liabilities," and "Short-term investments — funds held on behalf of clients" which, when taken together, net to zero. These three line items represent the changes in fiduciary funds when aggregated.

Use of Estimates

        The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Aon adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, and foreign currency movements have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Summary of Significant Accounting Principles and Practices	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Principles and Practices
Summary of Significant Accounting Principles and Practices

2.    Summary of Significant Accounting Principles and Practices

Revenue Recognition

        Risk Solutions segment revenues include insurance commissions and fees for services rendered and investment income on funds held on behalf of clients. Revenues are recognized when they are realized or realizable. The Company considers revenues to be earned and realized or realizable when there is persuasive evidence of an arrangement with a client, there is a fixed or determinable price, services have been rendered, and collectability is reasonably assured. For brokerage commissions, revenue is typically considered to be earned and realized or realizable at the completion of the placement process. Commission revenues are recorded net of allowances for estimated policy cancellations, which are determined based on an evaluation of historical and current cancellation data. Commissions on premiums billed directly by insurance carriers are recognized as revenue when the Company has sufficient information to conclude the amount due is determinable, which may not occur until cash is received from the insurance carrier. In instances when commissions relate to policy premiums that are billed in installments, revenue is recognized when the Company has sufficient information to determine the appropriate billing and the associated commission. Fees for services provided to clients are generally recognized ratably over the period that the services are rendered. Investment income is recognized as it is earned and realized or realizable.

        HR Solutions segment revenues consist primarily of fees paid by clients for consulting advice and outsourcing contracts. Fees paid by clients for consulting services are typically charged on an hourly, project or fixed-fee basis. Revenues from time-and-materials or cost-plus arrangements are recognized as services are performed. Revenues from fixed-fee contracts are generally recognized ratably over the term of the contract. Reimbursements received for out-of-pocket expenses are recorded as a component of revenues. The Company's outsourcing contracts typically have three-to-five year terms for benefits services and five-to-ten year terms for human resources business process outsourcing ("HR BPO") services. The Company recognizes revenues as services are performed. The Company also receives implementation fees from clients either up-front or over the ongoing services period as a component of the fee per participant. Lump sum implementation fees received from a client are initially deferred and generally recognized ratably over the ongoing contract services period. If a client terminates an outsourcing services arrangement prior to the end of the contract, a loss on the contract may be recorded, if necessary, and any remaining deferred implementation revenues would then be recognized into earnings over the remaining service period through the termination date. Services provided outside the scope of the Company's outsourcing contracts are recognized on a time-and-material or fixed-fee basis.

        In connection with the Company's long-term outsourcing service agreements, highly customized implementation efforts are often necessary to set up clients and their human resource or benefit programs on the Company's systems and operating processes. For outsourcing services sold separately or accounted for as a separate unit of accounting, specific, incremental and direct costs of implementation incurred prior to the services going live are generally deferred and amortized over the period that the related ongoing services revenue is recognized. Such costs may include internal and external costs for coding or customizing systems, costs for conversion of client data and costs to negotiate contract terms. For outsourcing services that are accounted for as a combined unit of accounting, specific, incremental and direct costs of implementation, as well as ongoing service delivery costs incurred prior to revenue recognition commencing, are deferred and amortized over the remaining contract services period. Contracts are assessed periodically to determine if they are onerous, in which case a loss is recognized in the current period. Deferred costs are assessed for recoverability to the extent the deferred cost exceeds related deferred revenue.

Stock Compensation Costs

        Share-based payments to employees, including grants of employee stock options, restricted stock and restricted stock units ("RSUs"), performance share awards ("PSAs") as well as employee stock purchases related to the Employee Stock Purchase Plan, are measured based on estimated grant date fair value. The Company recognizes compensation expense over the requisite service period for awards expected to ultimately vest. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Pension and Other Post-Retirement Benefits

        The Company has net period cost relating to its pension and other post-retirement benefit plans based on calculations that include various actuarial assumptions, including discount rates, assumed rates of return on plan assets, inflation rates, mortality rates, compensation increases, and turnover rates. The Company reviews its actuarial assumptions on an annual basis and modifies these assumptions based on current rates and trends. The effects of gains, losses, and prior service costs and credits are amortized over future service periods or future estimated lives if the plans are frozen. The funded status of each plan, calculated as the fair value of plan assets less the benefit obligation, is reflected in the Company's Consolidated Statements of Financial Position using a December 31 measurement date.

Net Income per Share

        Basic net income per share is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding, including participating securities, which consist of unvested stock awards with non-forfeitable rights to dividends. Diluted net income per share is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding, which have been adjusted for the dilutive effect of potentially issuable common shares (excluding those that are considered participating securities), including certain contingently issuable shares. The diluted earnings per share calculation reflects the more dilutive effect of either (1) the two-class method that assumes that the participating securities have not been exercised, or (2) the treasury stock method.

        Certain common stock equivalents, related primarily to options, were not included in the computation of diluted income per share because their inclusion would have been antidilutive.

Cash and Cash Equivalents

        Cash and cash equivalents include cash balances and all highly liquid investments with initial maturities of three months or less. Cash and cash equivalents included restricted balances of $191 million and $60 million at December 31, 2011 and 2010, respectively. The increase in the restricted balances is primarily due to a requirement for the Company to hold approximately $120 million of operating funds in the U.K.

Short-term Investments

        Short-term investments include certificates of deposit, money market funds and highly liquid debt instruments purchased with initial maturities in excess of three months but less than one year and are carried at amortized cost, which approximates fair value.

Fiduciary Assets and Liabilities

        In its capacity as an insurance agent and broker, Aon collects premiums from insureds and, after deducting its commission, remits the premiums to the respective insurers. Aon also collects claims or refunds from insurers on behalf of insureds. Uncollected premiums from insureds and uncollected claims or refunds from insurers are recorded as Fiduciary assets in the Company's Consolidated Statements of Financial Position. Unremitted insurance premiums and claims are held in a fiduciary capacity and the obligation to remit these funds is recorded as Fiduciary liabilities in the Company's Consolidated Statements of Financial Position. Some of the Company's outsourcing agreements also require it to hold funds to pay certain obligations on behalf of clients. These funds are also recorded as Fiduciary assets with the related obligation recorded as Fiduciary liabilities in the Company's Consolidated Statements of Financial Position.

        Aon maintained premium trust balances for premiums collected from insureds but not yet remitted to insurance companies of $4.2 billion and $3.5 billion at December 31, 2011 and 2010, respectively. These funds and a corresponding liability are included in Fiduciary assets and Fiduciary liabilities, respectively, in the accompanying Consolidated Statements of Financial Position.

Allowance for Doubtful Accounts

        The Company's allowance for doubtful accounts with respect to receivables is based on a combination of factors, including evaluation of historical write-offs, aging of balances and other qualitative and quantitative analyses. Receivables included an allowance for doubtful accounts of $104 million and $102 million at December 31, 2011 and 2010, respectively.

Fixed Assets

        Fixed assets are stated at cost, less accumulated depreciation. Included in this category is internal use software, which is software that is acquired, internally developed or modified solely to meet internal needs, with no plan to market externally. Costs related to directly obtaining, developing or upgrading internal use software are capitalized. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets, which are generally as follows:

Asset Description	Asset Life

Software	3 to 7 years
Leasehold improvements	Lesser of estimated useful life or lease term
Furniture, fixtures and equipment	4 to 10 years
Computer equipment	4 to 6 years
Buildings	35 years
Automobiles	6 years

Investments

        The Company accounts for investments as follows:

  •
  Equity method investments — Aon accounts for limited partnership and other investments using the equity method of accounting if Aon has the ability to exercise significant influence over, but not control of, an investee. Significant influence generally represents an ownership interest between 20% and 50% of the voting stock of the investee. Under the equity method of accounting, investments are initially recorded at cost and are subsequently adjusted for additional capital contributions, distributions, and Aon's proportionate share of earnings or losses.

  •
  Cost method investments — Investments where Aon does not have an ownership interest of greater than 20% or the ability to exert significant influence over the operations of the investee are carried at cost.

  •
  Fixed-maturity securities are classified as available for sale and are reported at fair value with any resulting unrealized gain or loss recorded directly to stockholders' equity as a component of Accumulated other comprehensive loss in the Company's Consolidated Statement of Financial Position, net of deferred income taxes. Interest on fixed-maturity securities is recorded in Interest income in the Company's Consolidated Statements of Income when earned and is adjusted for any amortization of premium or accretion of discount.

        The Company assesses any declines in the fair value of investments to determine whether such declines are other-than-temporary. This assessment is made considering all available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the entity issuing the security, and the Company's ability and intent to hold the investment until recovery of its cost basis. Other-than-temporary impairments of investments are recorded as part of Other income in the Consolidated Statements of Income in the period in which the determination is made.

Goodwill and Intangible Assets

        Goodwill represents the excess of acquisition cost over the fair value of the net assets in the acquisition of a business. Goodwill is allocated to various reporting units, which are one reporting level below the operating segment. Upon disposition of a business entity, goodwill is allocated to the disposed entity based on the fair value of that entity compared to the fair value of the reporting unit in which it was included. Goodwill is not amortized, but instead is tested for impairment at least annually. The goodwill impairment test is performed at the reporting unit level. Beginning in 2011, the Company initially performs a qualitative analysis to determine if it is more likely than not that the goodwill balance is impaired. If such a determination is made, then the Company will perform a two-step quantitative analysis. First, the fair value of each reporting unit is compared to its book value. If the fair value of the reporting unit is less than its book value, the Company performs a hypothetical purchase price allocation based on the reporting unit's fair value to determine the fair value of the reporting unit's goodwill. Fair value is determined using a combination of present value techniques and market prices of comparable businesses.

        Intangible assets include customer related and contract based assets representing primarily client relationships and non-compete covenants, trademarks, and marketing and technology related assets. These intangible assets, with the exception of trademarks, are amortized over periods ranging from 1 to 13 years, with a weighted average original life of 10 years. Trademarks are generally not amortized as such assets have been determined to have indefinite useful lives, and are tested at least annually for impairments using an analysis of expected future cash flows. Interim impairment testing may be performed when events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.

Derivatives

        Derivative instruments are recognized in the Consolidated Statements of Financial Position at fair value. Where the Company has entered into master netting agreements with counterparties, the derivative positions are netted by counterparty and are reported accordingly in other assets or other liabilities. Changes in the fair value of derivative instruments are recognized immediately in earnings, unless the derivative is designated as a hedge and qualifies for hedge accounting.

        The Company has historically designated the following hedging relationships for certain transactions: (i) a hedge of the change in fair value of a recognized asset or liability or firm commitment ("fair value hedge"), (ii) a hedge of the variability in cash flows from a recognized variable-rate asset or liability or forecasted transaction ("cash flow hedge"), and (iii) a hedge of the net investment in a foreign operation ("net investment hedge"). For derivatives designated as hedges and that qualify as part of a hedging relationship, changes in fair value of the derivative instrument are deferred until the period in which the hedged item affects earnings.

        In order for a derivative to qualify for hedge accounting, the derivative must be formally designated as a fair value, cash flow, or a net investment hedge by documenting the relationship between the derivative and the hedged item. The documentation must include a description of the hedging instrument, the hedged item, the risk being hedged, Aon's risk management objective and strategy for undertaking the hedge, the method for assessing the effectiveness of the hedge, and the method for measuring hedge ineffectiveness. Additionally, the hedge relationship must be expected to be highly effective at offsetting changes in either the fair value or cash flows of the hedged item at both the inception of the hedge and on an ongoing basis. Aon assesses the ongoing effectiveness of its hedges and measures and records hedge ineffectiveness, if any, at the end of each quarter.

        For a derivative designated as hedging the exposure to changes in the fair value of a recognized asset or liability or a firm commitment (a fair value hedge), the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. The effect is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value. For a cash flow hedge that qualifies for hedge accounting, the effective portion of the change in fair value of a hedging instrument is recognized in Other Comprehensive Income ("OCI") and subsequently recognized in income when the hedged item affects earnings. The ineffective portion of the change in fair value is recognized immediately in earnings. For a net investment hedge, the effective portion of the change in fair value of the hedging instrument is recognized in OCI as part of the cumulative translation adjustment, while the ineffective portion is recognized immediately in earnings.

        Changes in the fair value of a derivative that is not designated as part of a hedging relationship (known as an "economic hedge") are recorded in either Interest income or Other general expenses (depending on the underlying exposure) in the Consolidated Statements of Income.

        The Company discontinues hedge accounting prospectively when (1) the derivative expires or is sold, terminated, or exercised, (2) the qualifying criteria are no longer met, or (3) management removes the designation of the hedge.

        When hedge accounting is discontinued because the derivative no longer qualifies as a fair value hedge, the Company continues to carry the derivative in the Consolidated Statements of Financial Position at its fair value, recognizes subsequent changes in the fair value of the derivative in the Consolidated Statements of Income, ceases to adjust the hedged asset or liability for changes in its fair value and accounts for the carrying amount (including the basis adjustment caused by designating the item as a hedged item) of the hedged asset, liability or firm commitment in accordance with GAAP applicable to those assets or liabilities.

        When hedge accounting is discontinued because the derivative continues to exist but no longer qualifies as a cash flow hedge, the Company continues to carry the derivative in the Consolidated Statements of Financial Position at its fair value, recognizes subsequent changes in the fair value of the derivative in the Consolidated Statements of Income, and continues to defer the derivative gain or loss in accumulated OCI (unless the forecasted transaction is deemed probable not to occur, at which time it would be reclassed to earnings) until the hedged forecasted transaction affects earnings. If the hedged forecasted transaction is not probable of occurring in the time period described in the hedge documentation or within a two month period of time thereafter, the deferred derivative gain or loss is immediately reclassified into earnings.

Foreign Currency

        Certain of the Company's non-US operations use their respective local currency as their functional currency. These operations that do not have the U.S. dollar as their functional currency translate their financial statements at the current rates of exchange in effect at the balance sheet date and revenues and expenses using rates that approximate those in effect during the period. The resulting translation adjustments are included as a component of stockholders' equity in Accumulated other comprehensive loss in the Consolidated Statements of Financial Position. Gains and losses from the remeasurement of monetary assets and liabilities that are denominated in a non-functional currency are included in Other general expenses within the Consolidated Statements of Income. The effect of foreign exchange gains and losses on the Consolidated Statements of Income was a gain of $10 million in 2011, and losses of $18 million and $26 million in 2010 and 2009, respectively. Included in these amounts were derivative losses of $20 million, $11 million and $15 million in 2011, 2010, and 2009, respectively.

Income Taxes

        Deferred income taxes are recognized for the effect of temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted marginal tax rates and laws that are currently in effect. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in the period when the rate change is enacted.

        Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. Significant weight is given to evidence that can be objectively verified. Deferred tax assets are realized by having sufficient future taxable income to allow the related tax benefits to reduce taxes otherwise payable. The sources of taxable income that may be available to realize the benefit of deferred tax assets are future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carry-forwards, taxable income in carry-back years and tax planning strategies that are both prudent and feasible.

        The Company recognizes the effect of income tax positions only if sustaining those positions is more likely than not. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs. The Company records penalties and interest related to unrecognized tax benefits in Income taxes in the Company's Consolidated Statements of Income.

Consolidation of Variable Interest Entities

        The Company uses two primary consolidation models under U.S. GAAP: the variable interest model, which is the primary model initially considered for all entities, and the voting model.

        Under the variable interest model, the Company consolidates a variable interest entity when it has a variable interest (or combination thereof) that provides the Company with a controlling financial interest. In determining if the Company has a controlling financial interest, management assesses the characteristics of the Company's variable interest (including involvement of related parties) in the variable interest entity, as well as the involvement of other variable interest holders. The Company has a controlling financial interest in a variable interest entity if it concludes that it has both (1) the power to direct the activities of the variable interest entity that are most important to the entity's economic performance and (2) the obligation to absorb losses and the right to receive benefits from the entity that could potentially be significant to the variable interest entity. If these conditions are met, the Company is the primary beneficiary of the variable interest entity and thus consolidates the entity in its Consolidated Financial Statements.

        For entities that fall under the voting model, the Company generally determines if it should consolidate the entity based on percentage ownership. Under this model, generally, if the Company owns more than 50% of the voting interest in the entity, it is consolidated.

Changes in Accounting Principles

Goodwill Impairment

        In September 2011, the Financial Accounting Standards Board ("FASB") issued final guidance on goodwill impairment that gives an entity the option to perform a qualitative assessment that may eliminate the requirement to perform the annual two-step test. The current two-step test requires an entity to assess goodwill for impairment by quantitatively comparing the fair value of a reporting unit with its carrying amount, including goodwill (Step 1). If the reporting unit's fair value is less than its carrying amount, Step 2 of the test must be performed to measure the amount of goodwill impairment, if any. The recently issued guidance gives an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity concludes that this is the case, it must perform the two-step test. Otherwise, the two-step test is not required. The Company early adopted this guidance in the fourth quarter 2011. The early adoption of this guidance did not have a material impact on the Company's financial statements.

Comprehensive Income

        In June 2011, the FASB issued guidance that updated principles related to the presentation of comprehensive income. The revised guidance will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements and eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance, which must be applied retroactively, will be effective for Aon beginning in the first quarter 2012. The adoption of this guidance is expected to affect only the presentation of the consolidated financial statements, and will have no effect on the financial condition, results of operations or cash flows of the Company.

Fair Value Measurements

        On January 1, 2010, the Company adopted guidance requiring additional disclosures for fair value measurements. The amended guidance required entities to disclose additional information for assets and liabilities that are transferred between levels of the fair value hierarchy. This guidance also clarified existing guidance pertaining to the level of disaggregation at which fair value disclosures should be made and the requirements to disclose information about the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The guidance also required entities to disclose information in the Level 3 rollforward about purchases, sales, issuances and settlements on a gross basis. See Note 15 "Fair Value Measurements and Financial Instruments" for these disclosures.

Revenue Recognition

        In September 2009, the FASB issued guidance that updated principles related to revenue recognition when there are multiple-element arrangements. This guidance related to the determination of when the individual deliverables included in a multiple-element arrangement may be treated as separate units of accounting and modified the manner in which the transaction consideration is allocated across the separately identifiable deliverables. The guidance also expanded the disclosures required for multiple-element revenue arrangements. The effective date for this guidance was January 1, 2011. The Company early adopted this guidance in the fourth quarter 2010 and applied its requirements to revenue arrangements entered into or materially modified after January 1, 2010. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

Other Financial Data	12 Months Ended
Dec. 31, 2011
Other Financial Data
Other Financial Data

3.    Other Financial Data

Consolidated Statements of Income Information

Other Income

        Other income consists of the following (in millions):

Years ended December 31	2011	2010	2009

Equity earnings	$7	$18	$18
Realized gain (loss) on sale of investments	18	(2)	(1)
(Loss) gain on disposal of businesses	—	(4)	13
(Loss) gain on extinguishment of debt	(19)	(8)	5
Other	(1)	(4)	(1)

	$5	$—	$34

Consolidated Statements of Financial Position Information

Fixed Assets, net

        The components of Fixed assets, net are as follows (in millions):

As of December 31	2011	2010

Software	$730	$662
Leasehold improvements	407	436
Furniture, fixtures and equipment	326	342
Computer equipment	274	245
Land and buildings	108	108
Automobiles	39	39
Construction in progress	87	45

	1,971	1,877
Less: Accumulated depreciation	1,188	1,096

Fixed assets, net	$783	$781

        Depreciation expense, which includes software amortization, was $220 million, $151 million, and $149 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions
Acquisitions and Dispositions

4.    Acquisitions and Dispositions

        In 2011, the Company completed the acquisitions of Glenrand MIB Limited ("Glenrand") and three additional businesses in the Risk Solutions segment, as well as one business that is included in the HR Solutions segment.

        The aggregate consideration transferred and the value of intangible assets recorded (amounts within the measurement period are considered preliminary) at the acquisition date fair value as a result of the Company's acquisitions is as follows (in millions):

Years ended December 31	2011	2010

Consideration transferred:
Hewitt	$—	$4,932
Other acquisitions	103	157

Total	$103	$5,089

Intangible assets:
Goodwill:
Hewitt	$50	$2,715
Other acquisitions	76	59
Other intangible assets:
Hewitt	—	2,905
Other acquisitions	33	78

Total	$159	$5,757

        Approximately $42 million of future payments relating primarily to earnouts is included in the 2010 total consideration. These amounts are recorded in Other current liabilities and Other non-current liabilities in the Consolidated Statements of Financial Position.

        In 2010, the Company completed the acquisitions of Hewitt Associates, Inc. ("Hewitt"), and the JP Morgan Compensation and Benefit Strategies Division of JP Morgan Retirement Plan Services, LLC, both of which are included in the HR Solutions segment, as well as other companies, which are included in the Risk Solutions segment.

        The results of operations of these acquisitions are included in the Consolidated Financial Statements from the dates they were acquired. These acquisitions, excluding Hewitt, would not produce a materially different result if they had been reported from the beginning of the period in which they were acquired.

Hewitt Associates, Inc.

        On October 1, 2010, the Company completed its acquisition of Hewitt (the "Acquisition"), one of the world's leading human resource consulting and outsourcing companies. Aon purchased all of the outstanding shares of Hewitt common stock in a cash-and-stock transaction valued at $4.9 billion, of which the total amount of cash paid and the total number of shares of stock issued by Aon each represented approximately 50% of the aggregate consideration.

        Hewitt provided leading organizations around the world with expert human resources consulting and outsourcing solutions to help them anticipate and solve their most complex benefits, talent, and related financial challenges. Hewitt worked with companies to design, implement, communicate, and administer a wide range of human resources, retirement, investment management, health care, compensation, and talent management strategies. Hewitt now operates globally together with Aon's existing consulting and outsourcing operations under the newly created Aon Hewitt brand.

        Under the terms of the acquisition agreement, each share of Class A common stock, par value $0.01 per share, of Hewitt ("Hewitt Common Stock") outstanding immediately prior to the acquisition date was converted into the right to receive, at the election of each of the holders of Hewitt Common Stock, (i) 0.6362 of a share of common stock, par value $1.00 per share, of Aon ("Aon Common Stock") and $25.61 in cash (the "Mixed Consideration"), (ii) 0.7494 shares of Aon Common Stock and $21.19 in cash (the "Stock Electing Consideration"), or (iii) $50.46 in cash (the "Cash Electing Consideration"). Pursuant to the terms of the acquisition agreement, the Cash Electing Consideration and the Stock Electing Consideration payable in the Acquisition were calculated based on the closing volume-weighted average price of Aon Common Stock on the New York Stock Exchange for the period of ten consecutive trading days ended on September 30, 2010, which was $39.0545, and the Stock Electing Consideration was subject to automatic proration and adjustment to ensure that the total amount of cash paid and the total number of shares of Aon Common Stock issued by Aon in the Acquisition each represented approximately 50% of the consideration, taking into account the rollover of the Hewitt stock options as described in the aquisition agreement.

        The final consideration transferred to acquire all of Hewitt's stock is as follows:

$ and common share data in millions, except per share data

Cash consideration
Cash electing consideration
Number of shares of Hewitt common shares outstanding electing cash consideration	7.78
Cash consideration per common share outstanding	$50.46

Total cash paid to Hewitt shareholders electing cash consideration	$393

Mixed consideration
Number of shares of Hewitt common shares outstanding electing mixed consideration or not making an election	44.52
Cash consideration per common share outstanding	$25.61

Total cash paid to Hewitt shareholders electing mixed consideration or not making an election	$1,140

Stock electing consideration
Number of shares of Hewitt common shares outstanding electing stock consideration	43.67
Cash consideration per common share outstanding	$21.19

Total cash paid to Hewitt shareholders electing stock consideration	$925

Total cash consideration		$2,458
Stock consideration
Stock electing consideration
Number of shares of Hewitt common shares outstanding electing stock consideration	43.67
Exchange ratio	0.7494

Aon shares issued to Hewitt stockholders electing stock consideration	32.73

Mixed consideration
Number of shares of Hewitt common shares outstanding electing mixed consideration or not making an election	44.52
Exchange ratio	0.6362

Aon shares issued to Hewitt shareholders electing mixed consideration or not making an election	28.32

Total Aon common shares issued	61.05

Aon's closing common share price as of October 1, 2010	$39.28

Total fair value of stock consideration		$2,398
Fair value of Hewitt stock options converted to options to acquire Aon common stock		$76

Total fair value of cash and stock consideration		$4,932

        The Company incurred certain acquisition and integration costs associated with the transaction that were expensed as incurred and are reflected in the Consolidated Statements of Income. The Company has recorded $47 million and $54 million of these Hewitt related costs in 2011 and 2010, respectively, of which $47 million and $40 million has been included in Other general expenses in 2011 and 2010, respectively, and $14 million, related to the cancellation of the bridge loan, has been included in Interest expense in 2010. The Company's HR Solutions segment has recorded $47 million and $19 million of these expenses in 2011 and 2010, respectively, with the remaining expense unallocated.

        The Company financed the Acquisition with the proceeds from a $1.0 billion three-year Term Loan Credit Facility, $1.5 billion in unsecured notes, and the issuance of 61 million shares of Aon common stock. In addition, as part of the consideration, certain outstanding Hewitt stock options were converted into options to purchase 4.5 million shares of Aon common stock. These items are detailed further in Note 8 "Debt" and Note 11 "Stockholders' Equity".

        The transaction has been accounted for using the acquisition method of accounting which requires, among other things, that most assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. The following table summarizes the amounts recognized for assets acquired and liabilities assumed as of the acquisition date (in millions):

Amounts recorded as of the acquisition date

Working capital (1)	$348
Property, equipment, and capitalized software	297
Identifiable intangible assets:
Customer relationships	1,800
Trademarks	890
Technology	215
Other noncurrent assets (2)	344
Long-term debt	346
Other noncurrent liabilities (3)	360
Net deferred tax liability (4)	1,021

Net assets acquired	2,167
Goodwill	2,765

Total consideration transferred	$4,932

(1)
Includes cash and cash equivalents, short-term investments, client receivables, other current assets, accounts payable and other current liabilities.

(2)
Includes primarily deferred contract costs and long-term investments.

(3)
Includes primarily unfavorable lease obligations and deferred contract revenues.

(4)
Included in Other current assets ($31 million), Deferred tax assets ($30 million), Other current liabilities ($7 million) and Deferred tax liabilities ($1.1 billion) in the Company's Consolidated Statements of Financial Position.

        The acquired customer relationships are being amortized over a weighted average life of 12 years. The technology asset is being amortized over 7 years and trademarks have been determined to have indefinite useful lives.

        Goodwill is calculated as the excess of the acquisition cost over the fair value of the net assets acquired and represents the synergies and other benefits that are expected to arise from combining the operations of Hewitt with the operations of Aon, and the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Goodwill is not amortized and is not deductible for tax purposes.

        A single estimate of fair value results from a complex series of the Company's judgments about future events and uncertainties and relies heavily on estimates and assumptions. The Company's judgments used to determine the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact the Company's results of operations.

        The results of Hewitt's operations have been included in the Company's consolidated financial statements from the Acquisition date. The following table presents information for Hewitt that is included in Aon's Consolidated Statements of Income (in millions):

Hewitt's operations included in Aon's 2010 results

Revenues	$791
Operating income (1)	23

(1)
Includes amortization related to identifiable intangible assets ($37 million), acquisition and integration costs ($18 million) and restructuring expenses ($52 million).

        The following unaudited pro forma consolidated results of operations for 2010 and 2009 assume that the acquisition of Hewitt was completed as of January 1, 2009 (in millions, except per share amounts):

	2010	2009

Revenue	$10,831	$10,669

Net income from continuing operations attributable to Aon stockholders	$736	$758

Earnings per share from continuing operations attributable to Aon stockholders
Basic	$2.17	$2.20
Diluted	$2.14	$2.15

        The unaudited pro forma consolidated results were prepared using the acquisition method of accounting and are based on the historical financial information of Aon and Hewitt, reflecting both in 2010 and 2009, Aon's and Hewitt's results of operations for a 12-month period. The historical financial information has been adjusted to give effect to the pro forma adjustments that are: (i) directly attributable to the acquisition, (ii) factually supportable and (iii) expected to have a continuing impact on the combined results. The unaudited pro forma consolidated results are not necessarily indicative of what the Company's consolidated results of operations actually would have been had it completed the acquisition on January 1, 2009. In addition, the unaudited pro forma consolidated results do not purport to project the future results of operations of the combined company nor do they reflect the expected realization of any cost savings associated with the acquisition. The unaudited pro forma consolidated results reflect primarily the following pro forma pre-tax adjustments:

  •
  Elimination of Hewitt's historical intangible asset amortization expense (approximately $16 million in 2010 and $20 million in 2009);

  •
  Additional amortization expense (approximately $293 million in 2010 and $218 in 2009) related to the fair value of intangible assets acquired);

  •
  Additional interest expense (approximately $43 million in 2010 and $77 million in 2009) associated with the incremental debt issued by the Company to partially finance the acquisition, the early retirement of Hewitt debt, and costs related to a bridge term loan credit agreement with certain financial institutions that has been terminated;

  •
  Deferred revenues where no future performance obligation existed were eliminated at the acquisition date, and, as such, the recognition of deferred revenues by Hewitt in 2010 and 2009 is not reflected in the unaudited pro forma operating results. This resulted in $21 million in 2010 and $28 million in 2009 of deferred revenues recorded by Hewitt being eliminated;

  •
  Deferred costs that did meet the definition of an asset were eliminated at the acquisition date, and, as such, the recognition of deferred costs by Hewitt in 2010 and 2009 is not reflected in the unaudited pro forma operating results. This resulted in $16 million in 2010 and $22 million in 2009 of deferred costs recorded by Hewitt being eliminated;

  •
  Additional expense of $15 million incurred in 2010 and 2009 related to the recognition of the fair value of adjustments associated with the assumption of unfavorable lease obligations;

  •
  The elimination of Hewitt's equity based compensation expense of $46 million in 2010 and $54 million in 2009. On the date of closing, all outstanding equity awards of Hewitt became fully vested and were converted at the effective time in accordance with the terms of the acquisition agreement. No compensation expense has been included in the unaudited pro forma consolidated results as the compensation programs for Aon Hewitt employees have not yet been determined and cannot be reasonably estimated; and

  •
  Elimination of approximately $49 million of costs incurred in 2010, which are directly attributable to the acquisition, and which do not have a continuing impact on the combined company's operating results. Included in these costs are advisory, legal and regulatory costs, costs related to integrating the combined company, and costs to retire certain debt obligations assumed in the acquisition.

        In addition, all of the above adjustments were adjusted for the applicable tax impact. Aon has assumed a 38% combined statutory federal and state tax rate when estimating the tax effects of the adjustments to the unaudited pro forma combined statements of income.

Dispositions

        In 2011, the Company completed the disposition of 2 businesses in the Risk Solutions segment. No pretax gains or losses were recognized on these sales, which are included in Other income in the Consolidated Statements of Income.

        During 2010, the Company completed the disposition of 8 businesses, 7 in the Risk Solutions segment and 1 in the HR Solutions segment. Total pretax losses of $4 million were recognized on these sales, which are included in Other income in the Consolidated Statements of Income.

        During 2009, the Company completed the disposition of 9 businesses in the Risk Solutions segment. Total pretax gains of $15 million were recognized on these sales, which are included in Other income in the Consolidated Statements of Income.

Discontinued Operations

        In 2008, Aon reached a definitive agreement to sell AIS Management Corporation ("AIS"), which was previously included in the Risk Solutions segment, to Mercury General Corporation, for $120 million in cash at closing, plus a potential earn-out of up to $35 million payable over the two years following the completion of the agreement. The disposition was completed in January 2009 and resulted in a pretax gain of $86 million. The earn-out targets have not been met and therefore, Aon will not receive any of the potential earn-out payment.

        The operating results of businesses classified as discontinued operations are as follows (in millions):

Years ended December 31	2011	2010	2009

Revenues:
AIS	$—	$—	$—
Other	—	—	—

Total revenues	$—	$—	$—

Income before income taxes:
Operations:
AIS	$—	$—	$—
Other	—	—	5

	—	—	5
Gain (loss) on sale:
AIS	—	—	86
Other	5	(39)	(8)

	5	(39)	78

Total pretax gain (loss)	$5	$(39)	$83

Net (loss) income:
Operations	$—	$—	$3
Gain (loss) on sale	4	(27)	108

Total	$4	$(27)	$111

        Gain (loss) on sale—Other for 2010 includes $38 million of expense for the settlement of legacy litigation related to the Buckner vs. Resource Life matter.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

5.    Goodwill and Other Intangible Assets

        The changes in the net carrying amount of goodwill by operating segment for the years ended December 31, 2011 and 2010, respectively, are as follows (in millions):

	Risk Solutions	HR Solutions	Total

Balance as of January 1, 2010	5,693	385	6,078
Goodwill related to Hewitt acquisition	—	2,715	2,715
Goodwill related to other acquisitions	50	9	59
Goodwill related to disposals	(2)	—	(2)
Foreign currency revaluation	(192)	(11)	(203)

Balance as of December 31, 2010	$5,549	$3,098	$8,647
Goodwill related to acquisitions	73	4	77
Goodwill related to disposals	(2)	—	(2)
Goodwill related to Hewitt acquisition	—	50	50
Goodwill related to other prior year acquisitions	—	1	1
Transfers	(83)	83	—
Foreign currency revaluation	20	(23)	(3)

Balance as of December 31, 2011	$5,557	$3,213	$8,770

        In 2011, the Company finalized the Hewitt purchase price allocation, adjusting goodwill principally for the completion of third party valuation reports, the impact of changes in actual employee severance costs compared to original estimates and the resolution of certain tax matters.

        Other intangible assets by asset class are as follows (in millions):

	As of December 31
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets with indefinite lives:
Trademarks	$1,024	$—	$1,024	$1,024	$—	$1,024
						—
Intangible assets with finite lives:						—
Trademarks	4	1	3	3	—	3
Customer related and contract based	2,608	615	1,993	2,605	344	2,261
Marketing, technology and other	606	350	256	606	283	323

	$4,242	$966	$3,276	$4,238	$627	$3,611

        Amortization expense on intangible assets was $362 million, $154 million and $93 million in 2011, 2010 and 2009, respectively. The estimated future amortization for intangible assets, inclusive of the impact of the transfer of the Health and Benefits Consulting business from the HR Solutions segment to the Risk Solutions segment effective January 1, 2012, as of December 31, 2011 is as follows (in millions):

	HR Solutions	Risk Solutions	Total

2012	$294	$117	$411
2013	275	109	384
2014	239	95	334
2015	208	81	289
2016	174	71	245
Thereafter	468	121	589

	$1,658	$594	$2,252

Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring
Restructuring

6.    Restructuring

Aon Hewitt Restructuring Plan

        On October 14, 2010, Aon announced a global restructuring plan ("Aon Hewitt Plan") in connection with the acquisition of Hewitt. The Aon Hewitt Plan is intended to streamline operations across the combined Aon Hewitt organization and includes an estimated 1,500 to 1,800 job eliminations. The Company expects these restructuring activities and related expenses to affect continuing operations into 2013. The Aon Hewitt Plan is expected to result in cumulative costs of approximately $325 million through the end of the plan, consisting of approximately $180 million in employee termination costs and approximately $145 million in real estate rationalization costs. As of December 31, 2011, approximately 1,080 jobs have been eliminated under the Aon Hewitt Plan. For the years ended December 31, 2011 and 2010, the Company recorded $105 million and $52 million of total expense, respectively. Charges related to the restructuring are included in Compensation and benefits and Other general expenses in the accompanying Consolidated Statements of Income.

        The following summarizes restructuring and related costs by type that have been incurred and are estimated to be incurred through the end of the restructuring initiative related to the Aon Hewitt Plan (in millions):

	2011	2010	Estimated Total Cost for Restructuring Plan (1)

Workforce reduction	$64	$49	$180
Lease consolidation	32	3	95
Asset impairments	7	—	47
Other costs associated with restructuring (2)	2	—	3

Total restructuring and related expenses	$105	$52	$325

(1)
Actual costs, when incurred, may vary due to changes in the assumptions built into this plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.

(2)
Other costs associated with restructuring initiatives, including moving costs and consulting and legal fees, are recognized when incurred.

        The following summarizes the restructuring and related expenses, by segment, that have been incurred and are estimated to be incurred through the end of the restructuring initiative related to the Aon Hewitt Plan (in millions):

	2011	2010	Estimated Total Cost for Restructuring Plan

HR Solutions	$90	$52	$297
Risk Solutions	15	—	28

Total restructuring and related expenses	$105	$52	$325

Aon Benfield Restructuring Plan

        The Company announced a global restructuring plan ("Aon Benfield Plan") in conjunction with its acquisition of Benfield in 2008. The Aon Benfield Plan is intended to integrate and streamline operations across the combined Aon Benfield organization. The Aon Benfield Plan includes an estimated 800 job eliminations. Additionally, duplicate space and assets will be abandoned. The Company originally estimated that the Aon Benfield Plan would result in cumulative costs totaling approximately $185 million over a three-year period, of which $104 million was recorded as part of the Benfield purchase price allocation and $81 million of which was expected to result in future charges to earnings. During 2009, the Company reduced the Benfield purchase price allocation by $49 million to reflect actual severance costs being lower than originally estimated. The Company currently estimates the Aon Benfield Plan will result in cumulative costs totaling approximately $160 million, of which $53 million was recorded as part of the purchase price allocation, $19 million, $26 million and $55 million has been recorded in earnings during 2011, 2010 and 2009, respectively, and an estimated additional $7 million will be recorded in future earnings.

        As of December 31, 2011, approximately 785 jobs have been eliminated under the Aon Benfield Plan. Total cash payments of $129 million have been made under the Aon Benfield Plan, from inception to date.

        All costs associated with the Aon Benfield Plan are included in the Risk Solutions segment. Charges related to the restructuring are included in Compensation and benefits and Other general expenses in the accompanying Consolidated Statements of Income. The plan was closed in January 2012.

        The following summarizes the restructuring and related costs by type that have been incurred and are estimated to be incurred through the end of the restructuring initiative related to the Aon Benfield Plan (in millions):

	Purchase Price Allocation	2009	2010	2011	Total to Date	Estimated Total Cost for Restructuring Period (1)

Workforce reduction	$32	$38	$15	$33	$118	$125
Lease consolidation	20	14	7	(15)	26	26
Asset impairments	—	2	2	—	4	4
Other costs associated with restructuring (2)	1	1	2	1	5	5

Total restructuring and related expenses	$53	$55	$26	$19	$153	$160

(1)
Actual costs, when incurred, may vary due to changes in the assumptions built into this plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.

(2)
Other costs associated with restructuring initiatives, including moving costs and consulting and legal fees, are recognized when incurred.

2007 Restructuring Plan

        In 2007, the Company announced a global restructuring plan intended to create a more streamlined organization and reduce future expense growth to better serve clients ("2007 Plan"). The 2007 Plan resulted in approximately 4,700 job eliminations and closure or consolidation of several offices resulting in sublease losses or lease buy-outs. The total cumulative pretax charges for the 2007 Plan was $737 million including costs related to workforce reduction, lease consolidation costs, asset impairments, as well as other expenses necessary to implement the restructuring initiative. Costs related to the restructuring are included in Compensation and benefits and Other general expenses in the accompanying Consolidated Statements of Income. The Company does not expect any further expenses to be incurred in relation to the 2007 Plan.

        The following summarizes the restructuring and related expenses by type that have been incurred related to the 2007 Plan (in millions):

	2007	2008	2009	2010	2011	Total 2007 Plan

Workforce reduction	$17	$166	$251	$72	$(2)	$504
Lease consolidation	22	38	78	15	(9)	$144
Asset impairments	4	18	15	2	—	$39
Other costs associated with restructuring (1)	3	29	13	5	—	$50

Total restructuring and related expenses	$46	$251	$357	$94	$(11)	$737

(1)
Other costs associated with restructuring initiatives include moving costs and consulting and legal fees.

        The following summarizes the restructuring and related expenses, by segment, that have been incurred related to the 2007 Plan (in millions):

	2007	2008	2009	2010	2011	Total 2007 Plan

Risk Solutions	$41	$234	$322	$84	$(10)	$671
HR Solutions	5	17	35	10	(1)	$66

Total restructuring and related expenses	$46	$251	$357	$94	$(11)	$737

        As of December 31, 2011, the Company's liabilities for its restructuring plans are as follows (in millions):

	Aon Hewitt Plan	Aon Benfield Plan	2007 Plan	Other	Total

Balance at January 1, 2009	$—	$104	$101	$28	$233
Expensed	—	53	342	(1)	394
Cash payments	—	(67)	(248)	(12)	(327)
Purchase accounting adjustment	—	(49)	—	—	(49)
Foreign exchange translation and other	—	4	7	1	12

Balance at December 31, 2009	$—	$45	$202	$16	$263

Assumed Hewitt restructuring liability (1)	43	—	—	—	43
Expensed	52	24	92	—	168
Cash payments	(8)	(38)	(178)	(8)	(232)
Foreign exchange translation and other	1	(5)	(3)	2	(5)

Balance at December 31, 2010	$88	$26	$113	$10	$237

Expensed	98	19	(11)	—	106
Cash payments	(93)	(24)	(59)	(2)	(178)
Foreign exchange translation and other	2	(1)	7	—	8

Balance at December 31, 2011	$95	$20	$50	$8	$173

(1)
The Company assumed a $43 million net real estate related restructuring liability in connection with the Hewitt acquisition.

        Aon's unpaid restructuring liabilities are included in both Accounts payable and accrued liabilities and Other non-current liabilities in the Consolidated Statements of Financial Position.

Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

7.    Investments

        The Company earns income on cash balances and investments, as well as on premium trust balances that Aon maintains for premiums collected from insureds but not yet remitted to insurance companies, and funds held under the terms of certain outsourcing agreements to pay certain obligations on behalf of clients. Premium trust balances and a corresponding liability are included in Fiduciary assets and Fiduciary liabilities in the accompanying Consolidated Statements of Financial Position.

        The Company's interest-bearing assets and other investments are included in the following categories in the Consolidated Statements of Financial Position (in millions):

As of December 31	2011	2010

Cash and cash equivalents	$272	$346
Short-term investments	785	785
Fiduciary assets (1)	4,190	3,489
Investments	239	312

	$5,486	$4,932

(1)
Fiduciary assets does not include fiduciary receivables

        The Company's investments are as follows (in millions):

As of December 31	2011	2010

Equity method investments	$164	$174
Other investments, at cost (1)	60	123
Fixed-maturity securities	15	15

	$239	$312

(1)
The reduction in other investments, at cost is primarily due to sales and redemptions

Unconsolidated Variable Interest Entities

        Aon has an ownership interest in Juniperus Insurance Opportunity Fund Limited ("Juniperus"), which is an investment vehicle that invests in an actively managed and diversified portfolio of insurance risks. Aon has concluded that Juniperus is a VIE. However, Aon has concluded that it is not the primary beneficiary as it lacks the power to direct the activities of Juniperus that most significantly impact economic performance, and therefore this entity is not consolidated. The investment in Juniperus is accounted for using the equity method of accounting.

        The Company's potential loss at December 30, 2011 is limited to its investment in Juniperus of $65 million, which is recorded in Investments in the Condensed Consolidated Statements of Financial Position. In January 2012, the Company entered into an agreement to redeem its equity interest in Juniperus Capital Holdings Limited ("JCHL") and the Company expects to redeem its investment in Juniperus in 2012.

Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

8.    Debt

        The following is a summary of outstanding debt (in millions):

As of December 31	2011	2010

Term loan credit facility due October 2013 (LIBOR + 1.38%)	$428	$—
Term loan credit facility (LIBOR + 2.5%)	—	975
8.205% junior subordinated deferrable interest debentures due January 2027	687	687
6.25% EUR 500 debt securities due July 2014	653	667
5.00% senior notes due September 2020	598	598
3.50% senior notes due September 2015	597	597
3.125% senior notes due May 2016	500	—
4.76% CAD 375 debt securities due March 2018	368	—
5.05% CAD 375 debt securities due April 2011	—	372
6.25% senior notes due September 2040	297	297
7.375% debt securities due December 2012	225	225
Other	139	88

Total debt	4,492	4,506
Less short-term and current portion of long-term debt	337	492

Total long-term debt	$4,155	$4,014

        At December 31, 2011, the Company had $50 million in commercial paper outstanding. The Company uses the proceeds from the commercial paper market from time to time to meet short term working capital needs.

        On May 24, 2011, Aon entered into an underwriting agreement for the sale of $500 million of 3.125% unsecured Senior Notes due 2016 (the "Notes"). On June 15, 2011, Aon entered into a Term Credit Agreement for unsecured term loan financing of $450 million ("2011 Term Loan Facility") due on October 1, 2013. The 2011 Term Loan Facility is a variable rate loan that is based on LIBOR plus a margin and at December 31, 2011, the effective annualized rate was approximately 1.67%. The Company used the net proceeds from the Notes issuance and 2011 Term Loan Facility borrowings to repay all amounts outstanding under its $1.0 billion three-year credit agreement dated August 13, 2010 ("2010 Term Loan Facility"), which was entered into in connection with the acquisition of Hewitt. The Company recorded a $19 million loss on the extinguishment of the 2010 Term Loan Facility as a result of the write-off of the deferred financing costs, which is included in Other income (expense) in the Consolidated Statements of Income.

        On March 8, 2011, an indirect wholly-owned subsidiary of Aon issued CAD 375 million ($368 at December 31, 2011 exchange rates) of 4.76% senior unsecured debt securities, which are due in March 2018 and are guaranteed by the Company. The Company used the net proceeds from this issuance to repay its CAD 375 million 5.05% debt securities upon their maturity on April 12, 2011.

        On August 13, 2010, in connection with the acquisition of Hewitt, Aon entered into an unsecured three-year Term Credit Agreement (the "2010 Term Loan Credit Facility"), which provided unsecured term loan financing of up to $1.0 billion. This Term Loan Credit Facility has an interest rate of LIBOR + 2.5%. The Company borrowed $1.0 billion under this facility on October 1, 2010 to finance a portion of the Hewitt purchase price. The Company incurred $26 million of deferred finance costs associated with the Term Loan Credit Facility that were to be amortized over the term of the loan. Concurrent with entering into the Term Loan Credit Facility, the Company also entered into a Senior Bridge Term Loan Credit Agreement which provided unsecured bridge financing of up to $1.5 billion (the "Bridge Loan Facility") to finance a portion of the Hewitt purchase price.

        In lieu of drawing under the Bridge Loan Facility, on September 7, 2010, Aon entered into an Underwriting Agreement (the "Underwriting Agreement") with several underwriters with respect to the offering and sale by the Company of $600 million aggregate principal amount of its 3.50% Senior Notes due 2015 (the "2015 Notes"), $600 million aggregate principal amount of its 5.00% Senior Notes due 2020 (the "2020 Notes") and $300 million aggregate principal amount of its 6.25% Senior Notes due 2040 (the "2040 Notes" and, together with the 2015 Notes and 2020 Notes, the "Notes") under the Company's Registration Statement on Form S-3. All of these Notes are unsecured. Deferred financing costs associated with the Notes of $12 million were capitalized and are included in Other non-current assets, and will be amortized over the respective term of each note. In 2011, the Company recorded $2 million of deferred financing cost amortization for both the Term Loan Credit Facility and the Notes, which is included in Interest expense in the Consolidated Statements of Income. Following the issuance of these Notes, on September 15, 2010, the Bridge Loan Facility was terminated and the Company recorded $14 million of related deferred financing costs in the Consolidated Statements of Income.

        As part of the Hewitt acquisition, the Company assumed $346 million of long-term debt including $299 million of privately placed senior unsecured notes with varying maturity dates. As of December 31, 2010, all of these notes had matured or have been early extinguished. Also, in 2010, $47 million in long-term debt held by PEPS I, a consolidated VIE, was repurchased with a majority of the PEPS I restricted cash.

        On October 15, 2010, the Company entered into a new €650 million ($849 million at December 31, 2011 exchange rates) multi-currency revolving loan credit facility (the "Euro Facility") used by certain of Aon's European subsidiaries. The Euro Facility replaced the previous facility which was entered into in October 2005 and matured in October 2010 (the "2005 Facility"). The Euro Facility expires in October 2015 and has commitment fees of 8.75 basis points payable on the unused portion of the facility, similar to the 2005 Facility. Aon has guaranteed the obligations of its subsidiaries with respect to this facility. The Company had no borrowings under the Euro Facility.

        In December 2009, Aon cancelled its $600 million 5-year U.S. committed bank credit facility that was to expire in February 2010 and entered into a new $400 million, 3-year facility to support commercial paper and other short-term borrowings. Based on Aon's current credit ratings, commitment fees of 35 basis points are payable on the unused portion of the facility. At December 31, 2011, Aon had no borrowings under this facility.

        On July 1, 2009, an indirect wholly-owned subsidiary of Aon issued €500 million ($653 million at December 31, 2011 exchange rates) of 6.25% senior unsecured debentures due on July 1, 2014. The carrying value of the debt includes $11 million related to hedging activities. The payment of the principal and interest on the debentures is unconditionally and irrevocably guaranteed by Aon. Proceeds from the offering were used to repay the Company's $677 million outstanding indebtedness under its 2005 Facility.

        In 1997, Aon created Aon Capital A, a wholly-owned statutory business trust ("Trust"), for the purpose of issuing mandatorily redeemable preferred capital securities ("Capital Securities"). Aon received cash and an investment in 100% of the common equity of Aon Capital A by issuing 8.205% Junior Subordinated Deferrable Interest Debentures (the "Debentures") to Aon Capital A. These transactions were structured such that the net cash flows from Aon to Aon Capital A matched the cash flows from Aon Capital A to the third party investors. Aon determined that it was not the primary beneficiary of Aon Capital A, a VIE, and, thus reflected the Debentures as long-term debt. During the first half of 2009, Aon repurchased $15 million face value of the Capital Securities for approximately $10 million, resulting in a $5 million gain, which was reported in Other income in the Consolidated Statements of Income. To facilitate the legal release of the obligation created through the Debentures associated with this repurchase and future repurchases, Aon dissolved the Trust effective June 25, 2009. This dissolution resulted in the exchange of the Capital Securities held by third parties for the Debentures. Also in connection with the dissolution of the Trust, the $24 million of common equity of Aon Capital A held by Aon was exchanged for $24 million of Debentures, which were then cancelled. Following these actions, $687 million of Debentures remain outstanding. The Debentures are subject to mandatory redemption on January 1, 2027 or are redeemable in whole, but not in part, at the option of Aon upon the occurrence of certain events.

        There are a number of covenants associated with both the U.S. and Euro facilities, the most significant of which require Aon to maintain a ratio of consolidated EBITDA (earnings before interest, taxes, depreciation, and amortization), adjusted for Hewitt related transaction costs and up to $50 million in non-recurring cash charges ("Adjusted EBITDA"), to consolidated interest expense of 4 to 1 and a ratio of consolidated debt to Adjusted EBITDA, of not greater than 3 to 1. Aon was in compliance with all debt covenants at December 31, 2011.

        Other than the Debentures, outstanding debt securities are not redeemable by Aon prior to maturity. There are no sinking fund provisions. Interest is payable semi-annually on most debt securities.

        Repayments of total debt are as follows (in millions):

2012	$337
2013	404
2014	673
2015	612
2016	509
Thereafter	1,957

$4,492

        The weighted-average interest rates on Aon's short-term borrowings were 0.5%, 0.7%, and 1.5% for the years ended December 31, 2011, 2010, and 2009, respectively.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments
Lease Commitments

9.    Lease Commitments

        Aon leases office facilities, equipment and automobiles under non-cancelable operating leases. These leases expire at various dates and may contain renewal and expansion options. In addition to base rental costs, occupancy lease agreements generally provide for rent escalations resulting from increased assessments for real estate taxes and other charges. Approximately 88% of Aon's lease obligations are for the use of office space.

        In November 2011, Aon entered into an agreement to lease office space in a new building to be constructed in London, United Kingdom. The agreement is contingent upon the completion of the building construction. Aon expects to move into the new building in 2015 when it exercises an early break option at another leased facility. The Company has included the future minimum rental payments for this leased space in the schedule below and has excluded the future minimum rental payments for the existing lease beyond the expected date of the exercise of the break option.

        Rental expenses (including amounts applicable to taxes, insurance and maintenance) for operating leases are as follows (in millions):

Years ended December 31	2011	2010	2009

Rental expense	$525	$429	$346
Sub lease rental income	71	57	52

Net rental expense	$454	$372	$294

        At December 31, 2011, future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year, net of sublease rental income, are as follows (in millions):

2012	$395
2013	373
2014	334
2015	296
2016	257
Thereafter	984

Total minimum payments required	$2,639

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

10.  Income Taxes

        Aon and its principal domestic subsidiaries are included in a consolidated U.S. federal income tax return. Aon's international subsidiaries file various income tax returns in their jurisdictions.

        Income from continuing operations before income tax and the provision for income tax consist of the following (in millions):

Years ended December 31	2011	2010	2009

Income from continuing operations before income taxes:
U.S.	$301	$21	$215
International	1,083	1,038	734

Total	$1,384	$1,059	$949

Income taxes (benefit):
Current:
U.S. federal	$(17)	$16	$32
U.S. state and local	35	10	23
International	217	202	150

Total current	235	228	205

Deferred:
U.S. federal	109	47	49
U.S. state and local	14	13	5
International	20	12	9

Total deferred	143	72	63

Total income tax expense	$378	$300	$268

        Income from continuing operations before income taxes shown above is based on the location of the business unit to which such earnings are attributable for tax purposes. However, taxable income may not correspond to the geographic attribution of the income from continuing operations before income taxes shown above due to the treatment of certain items, such as the costs associated with the Hewitt acquisition. In addition, because the earnings shown above may in some cases be subject to taxation in more than one country, the income tax provision shown above as U.S. or International may not correspond to the geographic attribution of the earnings.

        A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the Consolidated Financial Statements is as follows:

Years ended December 31	2011	2010	2009

Statutory tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.3	1.1	2.0
Taxes on international operations	(11.5)	(12.5)	(12.0)
Nondeductible expenses	3.5	3.9	3.4
Adjustments to prior year tax requirements	(1.1)	0.5	0.1
Deferred tax adjustments, including
statutory rate changes	(0.8)	0.2	0.1
Other — net	(0.1)	0.2	(0.4)

Effective tax rate	27.3	28.4	28.2

        The components of Aon's deferred tax assets and liabilities are as follows (in millions):

As of December 31	2011	2010

Deferred tax assets:
Employee benefit plans	$940	$929
Net operating loss and tax credit carryforwards	484	430
Other accrued expenses	154	161
Investment basis differences	17	17
Other	100	66

Total	1,695	1,603
Valuation allowance on deferred tax assets	(219)	(257)

Total	$1,476	$1,346

Deferred tax liabilities:
Intangibles	$(1,333)	$(1,420)
Deferred revenue	(83)	(49)
Other accrued expenses	(121)	(41)
Unrealized investment gains	(21)	(5)
Unrealized foreign exchange gains	(23)	(23)
Other	(40)	(75)

Total	$(1,621)	$(1,613)

Net deferred tax liability	$(145)	$(267)

        Deferred income taxes (assets and liabilities have been netted by jurisdiction) have been classified in the Consolidated Statements of Financial Position as follows (in millions):

As of December 31,	2011	2010

Deferred tax assets — current	$19	$121
Deferred tax assets — non-current	258	305
Deferred tax liabilities — current	(121)	(30)
Deferred tax liabilities — non-current	(301)	(663)

Net deferred tax liability	$(145)	$(267)

        Valuation allowances have been established primarily with regard to the tax benefits of certain net operating loss and tax credit carryforwards. Valuation allowances decreased by $35 million in 2011, primarily attributable to the change of the following items: a decrease in the valuation allowances of $13 million due to the sale of a subsidiary in UK, a decrease of $24 million in the valuation allowances for U.S. foreign tax credit carryforwards, and an increase of $7 million in the valuation allowances for an interest expense carryforward for Germany.

        Aon recognized, as an adjustment to additional paid-in-capital, income tax benefits attributable to employee stock compensation of $36 million, $20 million and $25 million in 2011, 2010 and 2009, respectively.

        U.S. deferred income taxes are not provided on unremitted foreign earnings that are considered permanently reinvested, which at December 31, 2011 amounted to approximately $3.0 billion. It is not practicable to determine the income tax liability that might be incurred if all such earnings were remitted to the U.S. due to foreign tax credits and exclusions that may become available at the time of remittance.

        At December 31, 2011, Aon had domestic federal operating loss carryforwards of $37million that will expire at various dates from 2012 to 2024, state operating loss carryforwards of $622 million that will expire at various dates from 2012 to 2031, and foreign operating and capital loss carryforwards of $886 million and $314 million, respectively, nearly all of which are subject to indefinite carryforward.

Unrecognized Tax Provisions

        The following is a reconciliation of the Company's beginning and ending amount of unrecognized tax benefits (in millions):

	2011	2010

Balance at January 1	$100	$77
Additions based on tax positions related to the current year	8	7
Additions for tax positions of prior years	5	4
Reductions for tax positions of prior years	(16)	(7)
Settlements	(15)	(1)
Lapse of statute of limitations	(4)	(5)
Acquisitions	40	26
Foreign currency translation	—	(1)

Balance at December 31	$118	$100

        As of December 31, 2011, $116 million of unrecognized tax benefits would impact the effective tax rate if recognized. Aon does not expect the unrecognized tax positions to change significantly over the next twelve months.

        The Company recognizes penalties and interest related to unrecognized income tax benefits in its provision for income taxes. Aon accrued potential penalties of less than $1 million in 2011 and $1 million in both 2010 and 2009. Aon accrued interest of less than $1 million in 2011and 2010, respectively. Aon has recorded a liability for penalties of less than $2 million and $5 million for 2011 and 2010 respectively and for interest less than $17 million and $18 million, respectively.

        Aon and its subsidiaries file income tax returns in the U.S. federal jurisdiction as well as various state and international jurisdictions. Aon has substantially concluded all U.S. federal income tax matters for years through 2007. Material U.S. state and local income tax jurisdiction examinations have been concluded for years through 2005. Aon has concluded income tax examinations in its primary international jurisdictions through 2004.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity

11.  Stockholders' Equity

Common Stock

        On October 1, 2010, the Company issued 61 million shares of common stock as consideration for part of the purchase price of Hewitt (See Note 4 "Acquisitions and Dispositions"). In addition, as part of the consideration, each outstanding unvested Hewitt stock option became fully vested and was converted into an option to purchase Aon common stock with the same terms and conditions as the Hewitt stock option. As of the acquisition date, there were approximately 4.5 million options to purchase Aon common stock issued to former holders of Hewitt stock options, of which 1.2 million remain outstanding and exercisable.

        In the fourth quarter of 2007, the Board of Directors increased the authorized share repurchase program to $4.6 billion. As of March 31, 2011, this program was fully utilized upon the repurchase of 118.7 million shares of common stock at an average price (excluding commissions) of $40.97 per share in the first quarter 2011, for an aggregate purchase price of $4.6 billion since inception of this stock repurchase program.

        In January 2010, the Board of Directors authorized a new share repurchase program under which up to $2 billion of common stock may be repurchased from time to time depending on market conditions or other factors through open market or privately negotiated transactions (2010 Share Repurchase Plan). In 2011, the Company repurchased 16.4 million shares, primarily through this program through the open market or in privately negotiated transactions at an average price (excluding commissions) of $50.39 per share. Shares may be repurchased through the open market or in privately negotiated transactions, including structured repurchase programs.

        Since the inception of its share repurchase program in 2005, Aon has repurchased a total of 128.3 million shares at an aggregate cost of $5.4 billion. As of December 31, 2011, Aon was authorized to purchase up to $1.2 billion of additional shares under the 2010 Share Repurchase Plan.

        In 2011, Aon issued 0.5 million shares of common stock in relation to the exercise of options issued to the former holders of Hewitt options as part of the Hewitt acquisition. In addition, Aon reissued 7.8 million shares of treasury stock for employee benefit programs and 0.6 million shares in connection with employee stock purchase plans. In 2010, Aon issued 2.2 million shares of common stock in relation to the exercise of options issued to former holders of Hewitt options as part of the Hewitt acquisition. In addition, Aon reissued 8.5 million shares of treasury stock for employee benefit programs and 0.4 million shares in connection with employee stock purchase plans. In 2009, Aon issued 1.0 million new shares of common stock for employee benefit plans. In addition, Aon reissued 8.0 million shares of treasury stock for employee benefit programs and 0.5 million shares in connection with employee stock purchase plans.

        In December 2010, Aon retired 40 million shares of treasury stock.

        In connection with the acquisition of two entities controlled by Aon's then-Chairman and Chief Executive Officer in 2001, Aon obtained approximately 22.4 million shares of its common stock. These treasury shares are restricted as to their reissuance.

Participating Securities

        Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities, as defined, and therefore, are included in computing basic and diluted earnings per share using the two class method. Certain of Aon's restricted stock awards allow the holder to receive a non-forfeitable dividend equivalent.

        Income from continuing operations, income from discontinued operations and net income, attributable to participating securities, were as follows (in millions):

	Year ended December 31,
	2011	2010	2009

Income from continuing operations	$13	$15	$15
Income from discontinued operations	—	—	3

Net income	$13	$15	$18

        Weighted average shares outstanding are as follows (in millions):

	Year ended December 31,
	2011	2010	2009

Shares for basic earnings per share (1)	335.5	293.4	283.2
Potentially issuable common shares	5.4	4.7	7.9

Shares for diluted earnings per share	340.9	298.1	291.1

(1)
Includes 7.6 million, 6.1 million and 6.9 million shares of participating securities for the years ended December 31, 2011, 2010, and 2009 respectively.

        Certain potentially issuable common shares, primarily related to stock options, were not included in the computation of diluted net income per share because their inclusion would have been antidilutive. The number of shares excluded from the calculation was 0.1 million in 2011 and 4.8 million in both 2010 and 2009.

Dividends

        During 2011, 2010, and 2009, Aon paid dividends on its common stock of $200 million, $175 million, and $165 million, respectively. Dividends paid per common share were $0.60 for each of the years ended December 31, 2011, 2010, and 2009.

Other Comprehensive Loss

        The components of other comprehensive loss and the related tax effects are as follows (in millions):

Year ended December 31, 2011	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative losses arising during the year	$(44)	$15	$(29)
Reclassification adjustment	25	(9)	16

Net change in derivative losses	(19)	6	(13)
Net foreign exchange translation adjustments	(46)	3	(43)
Net post-retirement benefit obligation	(593)	197	(396)

Total other comprehensive loss	(658)	206	(452)
Less: other comprehensive income attributable to noncontrolling interest	1	—	1

Other comprehensive loss attributable to Aon stockholders	$(659)	$206	$(453)

Year ended December 31, 2010	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative losses arising during the year	$(31)	$10	$(21)
Reclassification adjustment	(5)	2	(3)

Net change in derivative losses	(36)	12	(24)
Net foreign exchange translation adjustments	(92)	(43)	(135)
Net post-retirement benefit obligation	(76)	35	(41)

Total other comprehensive loss	(204)	4	(200)
Less: other comprehensive loss attributable to noncontrolling interests	(2)	—	(2)

Other comprehensive loss attributable to Aon stockholders	$(202)	$4	$(198)

Year ended December 31, 2009	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative gains arising during the year	$11	$(4)	$7
Reclassification adjustment	10	(4)	6

Net change in derivative gains	21	(8)	13
Decrease in unrealized gains/losses	(17)	6	(11)
Reclassification adjustment	(2)	1	(1)

Net change in unrealized investment losses	(19)	7	(12)
Net foreign exchange translation adjustments	198	5	203
Net post-retirement benefit obligations	(583)	170	(413)

Total other comprehensive loss	(383)	174	(209)
Less: other comprehensive income attributable to noncontrolling interests	4	—	4

Other comprehensive loss attributable to Aon stockholders	$(387)	$174	$(213)

        The components of accumulated other comprehensive loss, net of related tax, are as follows (in millions):

As of December 31	2011	2010	2009

Net derivative losses	$(37)	$(24)	$—
Net unrealized investment gains (1)	—	—	44
Net foreign exchange translation adjustments	124	168	301
Net postretirement benefit obligations	(2,457)	(2,061)	(2,020)

Accumulated other comprehensive loss, net of tax	$(2,370)	$(1,917)	$(1,675)

(1)
Reflects the impact of adopting new accounting guidance which resulted in the consolidation of PEPS I effective January 1, 2010.

        The pretax changes in net unrealized investment losses, which include investments reported as available for sale, are as follows (in millions):

Years ended December 31	2011	2010	2009

Fixed maturities	$—	$—	$(3)
Other investments	—	—	(16)

Total	$—	$—	$(19)

        The components of net unrealized investment gains, which include investments reported as available for sale, are as follows (in millions):

As of December 31	2011	2010	2009

Other investments	$—	$—	$69
Deferred taxes	—	—	(25)

Net unrealized investment gains	$—	$—	$44

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits
Employee Benefits

12.  Employee Benefits

Defined Contribution Savings Plans

        Aon maintains defined contribution savings plans for the benefit of its U.S. and U.K. employees. The expense recognized for these plans is included in Compensation and benefits in the Consolidated Statements of Income, as follows (in millions):

Years ended December 31	2011	2010	2009

U.S.	$104	$65	$56
U.K.	43	35	38

	$147	$100	$94

Pension and Other Post-retirement Benefits

        Aon sponsors defined benefit pension and post-retirement health and welfare plans that provide retirement, medical, and life insurance benefits. The post-retirement healthcare plans are contributory, with retiree contributions adjusted annually, and the life insurance and pension plans are noncontributory.

        The majority of the Company's plans are closed to new entrants. Effective April 1, 2009, the Company ceased crediting future benefits relating to salary and service in its U.S. defined benefit pension plan. This change affected approximately 6,000 active employees covered by the U.S. plan. For those employees, the Company increased its contribution to the defined contribution savings plan. In 2010, the Company ceased crediting future benefits relating to service in its Canadian defined benefit pension plans. This change affected approximately 950 active employees.

Pension Plans

        The following tables provide a reconciliation of the changes in the projected benefit obligations and fair value of assets for the years ended December 31, 2011 and 2010 and a statement of the funded status as of December 31, 2011 and 2010, for the U.S. plans and material international plans, which are located in the U.K., the Netherlands, and Canada. These plans represent approximately 94% of the Company's projected benefit obligations.

        At December 31, 2010, in accordance with changes to applicable United Kingdom statutes, pensions in deferment will be revalued annually based on the Consumer Prices Index, as opposed to the Retail Prices Index which was previously used. The impact on the projected benefit obligation was a gain that was recorded in Accumulated other comprehensive loss of $124 million and is included in the actuarial gain for 2010.

	U.S.		International
(millions)	2011	2010	2011	2010

Change in projected benefit obligation
At January 1	$2,376	$2,139	$4,812	$4,500
Service cost	—	—	19	15
Interest cost	122	124	267	249
Participant contributions	—	—	1	1
Plan amendment	—	—	12	—
Plan transfer and acquisitions	—	—	17	203
Actuarial loss (gain)	51	34	(32)	(101)
Benefit payments	(115)	(111)	(181)	(183)
Change in discount rate	223	190	651	260
Foreign currency revaluation	—	—	17	(132)

At December 31	$2,657	$2,376	$5,583	$4,812

Accumulated benefit obligation at end of year	$2,657	$2,376	$5,508	$4,737

Change in fair value of plan assets
At January 1	$1,244	$1,153	$4,288	$3,753
Actual return on plan assets	83	175	595	403
Participant contributions	—	—	1	1
Employer contributions	113	27	364	261
Plan transfer and acquisitions	—	—	13	192
Benefit payments	(115)	(111)	(181)	(183)
Foreign currency revaluation	—	—	18	(139)

At December 31	$1,325	$1,244	$5,098	$4,288

Market related value at end of year	$1,410	$1,380	$5,098	$4,288

Amount recognized in Statement of Financial Position at December 31
Funded status	$(1,332)	$(1,132)	$(485)	$(524)
Unrecognized prior-service cost	—	—	28	17
Unrecognized loss	1,480	1,200	2,109	1,836

Net amount recognized	$148	$68	$1,652	$1,329

        Amounts recognized in the Consolidated Statements of Financial Position consist of (in millions):

	U.S.		International
	2011	2010	2011	2010

Prepaid benefit cost (included in Other non-current assets)	$—	$—	$159	$59
Accrued benefit liability (included in Pension, other post retirement, and post employment liabilities)	(1,332)	(1,132)	(644)	(583)
Accumulated other comprehensive loss	1,480	1,200	2,137	1,853

Net amount recognized	148	68	1,652	1,329

        Amounts recognized in Accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2011 and 2010 consist of (in millions):

	U.S.		International
	2011	2010	2011	2010

Net loss	$1,480	$1,200	$2,109	$1,836
Prior service cost	—	—	28	17

	$1,480	$1,200	$2,137	$1,853

        In 2011, U.S. plans with a projected benefit obligation ("PBO") and an accumulated benefit obligation ("ABO") in excess of the fair value of plan assets had a PBO of $2.7 billion, an ABO of $2.7 billion, and plan assets of $1.3 billion. International plans with a PBO in excess of the fair value of plan assets had a PBO of $3.1 billion and plan assets with a fair value of $2.5 billion, and plans with an ABO in excess of the fair value of plan assets had an ABO of $3.0 billion and plan assets with a fair value of $2.4 billion.

        In 2010, U.S. plans with a PBO and an ABO in excess of the fair value of plan assets had a PBO of $2.4 billion, an ABO of $2.4 billion, and plan assets of $1.2 billion. International plans with a PBO in excess of the fair value of plan assets had a PBO of $2.7 billion and plan assets with a fair value of $2.3 billion, and plans with an ABO in excess of the fair value of plan assets had an ABO of $2.1 billion and plan assets with a fair value of $1.6 billion.

        The following table provides the components of net periodic benefit cost for the plans (in millions):

	U.S.			International
	2011	2010	2009	2011	2010	2009

Service cost	$—	$—	$—	$19	$15	$18
Interest cost	122	124	125	267	249	236
Expected return on plan assets	(120)	(118)	(102)	(287)	(240)	(234)
Amortization of prior-service cost	—	—	(1)	1	1	—
Amortization of net actuarial loss	31	24	28	53	54	41

Net periodic benefit cost	$33	$30	$50	$53	$79	$61

        In addition to the net periodic benefit cost shown above in 2010, the Company recorded a non-cash charge of $49 million ($29 million after-tax) with a corresponding credit to Accumulated other comprehensive income. This charge is included in Compensation and benefits in the Consolidated Statements of Income and represents the correction of an error in the calculation of pension expense for the Company's U.S. pension plan for the period from 1999 to the end of the first quarter of 2010.

        In 2009, a curtailment gain of $83 million was recognized as a result of the Company ceasing crediting future benefits relating to salary and service of the U.S. defined benefit pension plan. Also in 2009, Aon recorded a $5 million curtailment charge attributable to a remeasurement resulting from the decision to cease service accruals for the Canadian plans beginning in 2010. These items are reported in Compensation and benefits in the Consolidated Statements of Income.

        In 2009, a curtailment gain of $10 million was recognized in discontinued operations resulting from the sale of Combined Insurance Company of America ("CICA"). The curtailment gain relates to the Company's U.S. Retiree Health and Welfare Plan, in which CICA employees were allowed to participate through the end of 2008, pursuant to the terms of the sale.

        The weighted-average assumptions used to determine future benefit obligations are as follows:

	U.S.		International
	2011	2010	2011	2010

Discount rate	4.33 – 4.60%	4.35 – 5.34%	4.40 – 4.94%	4.70 – 5.50%
Rate of compensation increase	N/A	N/A	2.25 – 3.55%	2.50 – 4.00%

        The weighted-average assumptions used to determine the net periodic benefit cost are as follows:

	U.S.			International
	2011	2010	2009	2011	2010	2009

Discount rate	4.35 – 5.34%	5.22% – 5.98%	6.00 – 7.08%	4.70 – 5.50%	4.00 – 6.19%	5.62 – 7.42%
Expected return on plan assets	8.80	8.80	8.70	3.20 – 7.20	4.70 – 7.00	5.48 – 7.00
Rate of compensation increase	N/A	N/A	N/A	2.00 – 4.00	2.50 – 3.60	3.25 – 3.50

        The amounts in Accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during 2012 are $43 million in the United States and $60 million internationally.

Expected Return on Plan Assets

        To determine the expected long-term rate of return on plan assets, the historical performance, investment community forecasts and current market conditions are analyzed to develop expected returns for each asset class used by the plans. The expected returns for each asset class are weighted by the target allocations of the plans. The expected return on plan assets in the U.S. of 8.80% reflects a portfolio that is seeking asset growth through a higher equity allocation while maintaining prudent risk levels.  The portfolio contains certain assets that have historically resulted in higher returns and other instruments to minimize downside risk.

        No plan assets are expected to be returned to the Company during 2012.

Fair value of plan assets

        The Company determined the fair value of plan assets through numerous procedures based on the asset class and available information. See Note 15 "Fair Value Measurements and Financial Instruments" for a description of the procedures performed to determine the fair value of the plan assets. The fair values of Aon's U.S. pension plan assets at December 31, 2011 and December 31, 2010, by asset category, are as follows (in millions):

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents (1)	$22	$22	$—	$—
Equity investments: (2)
Large cap domestic	151	151	—	—
Small cap domestic	58	—	58	—
Large cap international	97	9	88	—
Equity derivatives	173	63	110	—
Fixed income investments: (3)
Corporate bonds	355	—	355	—
Government and agency bonds	116	—	116	—
Asset-backed securities	18	—	18	—
Fixed income derivatives	83	—	83	—
Other investments:
Alternative investments (4)	191	—	—	191
Commodity derivatives (5)	19	—	19	—
Real estate and REITS (6)	42	42	—	—

Total	$1,325	$287	$847	$191

(1)
Consists of cash and institutional short-term investment funds.

(2)
Consists of equity securities, equity derivatives, and pooled equity funds.

(3)
Consists of corporate and government bonds, asset-backed securities, and fixed income derivatives.

(4)
Consists of limited partnerships, private equity and hedge funds.

(5)
Consists of long-dated options on a commodity index.

(6)
Consists of exchange traded REITS.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Highly liquid debt instruments (1)	$27	$1	$26	$—
Equity investments: (2)
Large cap domestic	247	247	—	—
Small cap domestic	22	—	22	—
Large cap international	11	11	—	—
Small cap global	—	—	—	—
Equity derivatives	231	—	231	—
Fixed income investments: (3)
Corporate bonds	395	—	395	—
Government and agency bonds	50	—	50	—
Asset-backed securities	5	—	5	—
Fixed income derivatives	6	—	6	—
Other investments:
Alternative investments (4)	193	—	—	193
Commodity derivatives (5)	18	—	18	—
Real estate and REITS (6)	39	39	—	—

Total	$1,244	$298	$753	$193

(1)
Consists of cash and institutional short-term investment funds.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds, asset-backed securities, and fixed income derivatives.

(4)
Consists of limited partnerships, private equity and hedge funds.

(5)
Consists of long-dated options on a commodity index.

(6)
Consists of exchange traded REITS.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2011 and December 31, 2010 (in millions):

Fair Value Measurement Using Level 3 Inputs

Balance at January 1, 2010	$138
Actual return on plan assets:
Relating to assets still held at December 31, 2010	1
Relating to assets sold during 2010	8
Purchases, sales and settlements	35
Transfer in/(out) of level 3	11

Balance at December 31, 2010	193
Actual return on plan assets:
Relating to assets still held at December 31, 2011	(8)
Relating to assets sold during 2011	1
Purchases, sales and settlements	5
Transfer in/(out) of Level 3	—

Balance at December 31, 2011	$191

        The fair values of Aon's major international pension plan assets at December 31, 2011 and December 31, 2010, by asset category, are as follows (in millions):

		Fair Value Measurements Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash & cash equivalents	$276	$276	$—	$—
Equity investments:
Pooled funds: (1)
Global	960	—	960	—
Europe	347	—	347	—
North America	56	—	56	—
Equity securities — global (2)	128	128	—	—
Derivatives (2)	11	—	11	—
Fixed income investments:
Pooled funds (1)
Fixed income securities	823	—	823	—
Derivatives	21	—	21	—
Fixed income securities (3)	1,355	1,299	56	—
Annuities	419	—	—	419
Derivatives (3)	178	—	178	—
Other investments:
Pooled funds: (1)
Commodities	26	—	26	—
REITS	4	—	4	—
Real estate (4)	134	—	—	134
Derivatives	14	—	14	—
Alternative investments (5)	346	—	—	346

Total	$5,098	$1,703	$2,496	$899

(1)
Consists of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds and fixed income derivatives.

(4)
Consists of property funds and trusts holding direct real estate investments.

(5)
Consists of limited partnerships, private equity and hedge funds.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash & cash equivalents	$54	$54	$—	$—
Equity investments:
Pooled funds: (1)
Global	823	—	661	162
Europe	574	—	574	—
North America	133	—	133	—
Asia Pacific	67	—	67	—
Other equity securities — global (2)	129	121	8	—
Fixed income investments:
Pooled funds (1)	947	—	907	40
Fixed income securities (3)	805	—	805	—
Annuities	380	—	—	380
Derivatives (3)	(28)	—	(28)	—
Other investments:
Pooled Funds: (1)
Commodities	34	—	34	—
REITS	8	—	8	—
Real estate (4)	127	—	—	127
Alternative investments (5)	235	—	17	218

Total	$4,288	$175	$3,186	$927

(1)
Consists of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds and fixed income derivatives.

(4)
Consists of property funds and trusts holding direct real estate investments.

(5)
Consists of limited partnerships, private equity and hedge funds.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2011 and December 31, 2010 (in millions):

	Fair Value Measurements Using Level 3 Inputs
	Global	Fixed	Annuities	Real Estate	Alternative Investments	Total

Balance at January 1, 2010	$145	$—	$432	$136	$33	$746
Actual return on plan assets:
Relating to assets still held at December 31, 2010	20	2	(38)	9	7	—
Relating to assets sold during 2010	2	—	—	—	2	4
Purchases, sales and settlements	10	38	—	(12)	176	212
Foreign Exchange	(15)	—	(14)	(6)	—	(35)

Balance at December 31, 2010	162	40	380	127	218	927
Actual return on plan assets:
Relating to assets still held at December 31, 2011	—	—	35	3	—	38
Relating to assets sold during 2011	—	—	—	—	1	1
Purchases, sales and settlements	—	—	—	2	86	88
Transfers in/(out) of Level 3 (1)	(162)	(40)	—	1	41	(160)
Foreign Exchange	—	—	4	1	—	5

Balance at December 31, 2011	$—	$—	$419	$134	$346	$899

(1)
During 2011, a pooled global equity fund with a fair value of $162 million was transferred from Level 3 to Level 2 due to increased observability of the inputs. Additionally, a fund of funds with a fair value of $40 million was reclassified within Level 3 to be consistent with other similar fund of funds classified as Alternative Investments within the fair value hierarchy.

Investment Policy and Strategy

        The U.S. investment policy, as established by the Aon Retirement Plan Governance and Investment Committee ("RPGIC"), seeks reasonable asset growth at prudent risk levels within target allocations, which are 49% equity investments, 30% fixed income investments, and 21% other investments. Aon believes that plan assets are well-diversified and are of appropriate quality. The investment portfolio asset allocation is reviewed quarterly and re-balanced to be within policy target allocations. The investment policy is reviewed at least annually and revised, as deemed appropriate by the RPGIC. The investment policies for international plans are generally established by the local pension plan trustees and seek to maintain the plans' ability to meet liabilities and to comply with local minimum funding requirements. Plan assets are invested in diversified portfolios that provide adequate levels of return at an acceptable level of risk. The investment policies are reviewed at least annually and revised, as deemed appropriate to ensure that the objectives are being met. At December 31, 2011, the weighted average targeted allocation for the international plans was 43% for equity investments and 57% for fixed income investments.

Cash Flows

Contributions

        Based on current assumptions, Aon expects to contribute approximately $237 million and $304 million, respectively, to its U.S. and international pension plans during 2012.

Estimated Future Benefit Payments

        Estimated future benefit payments for plans are as follows at December 31, 2011 (in millions):

	U.S.	International

2012	$137	$164
2013	147	172
2014	142	180
2015	148	187
2016	146	198
2017 – 2021	753	990

U.S. and Canadian Other Post-Retirement Benefits

        The following table provides an overview of the accumulated projected benefit obligation, fair value of plan assets, funded status and net amount recognized as of December 31, 2011 and 2010 for the Company's other post-retirement benefit plans located in the U.S. and Canada (in millions):

	2011	2010

Accumulated projected benefit obligation	$134	$119
Fair value of plan assets	20	22

Funded status	(114)	(97)

Unrecognized prior-service credit	(8)	(11)
Unrecognized loss	25	9

Net amount recognized	$(97)	$(99)

        Other information related to the Company's other post-retirement benefit plans are as follows:

	2011	2010	2009

Net periodic benefit cost recognized (millions)	$6	$4	$4
Weighted-average discount rate used to determine future benefit obligations	4.33 – 5.00%	4.92 – 6.00%	5.90 – 6.19%
Weighted-average discount rate used to determine net periodic benefit costs	4.92 – 6.00%	5.90 – 6.19%	6.22 – 7.50%

        Amounts recognized in Accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2011 are $25 million and $8 million of net loss and prior service credit, respectively. The amount in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost during 2012 is $2 million and $3 million of net loss and prior service credit, respectively.

        Based on current assumptions, Aon expects:

  •
  To contribute $7 million to fund material other post-retirement benefit plans during 2012.

  •
  Estimated future benefit payments will be approximately $9 million each year for 2012 through 2016, and $49 million in aggregate for 2017-2021.

        The accumulated post-retirement benefit obligation is increased by $5 million and decreased by $4 million by a respective 1% increase or decrease to the assumed health care trend rate. The service cost and interest cost components of net periodic benefits cost is increased by $1 million and decreased by $1 million by a respective 1% increase or decrease to the assumed healthcare trend rate.

        For most of the participants in the U.S. plan, Aon's liability for future plan cost increases for pre-65 and Medical Supplement plan coverage is limited to 5% per annum. Because of this cap, net employer trend rates for these plans are effectively limited to 5% per year in the future. During 2007, Aon recognized a plan amendment that phases out post-65 retiree coverage in its U.S. plan over the next three years. The impact of this amendment on net periodic benefit cost is being recognized over the average remaining service life of the employees.

Stock Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans
Stock Compensation Plans

13.  Stock Compensation Plans

        The following table summarizes share-based compensation expense recognized in continuing operations in Compensation and benefits in the Consolidated Statements of Income (in millions):

Years ended December 31	2011	2010	2009

Restricted Stock Units ("RSUs")	$142	$138	$124
Performance Share Awards ("PSAs")	78	62	60
Stock options	9	17	21
Employee stock purchase plans	6	4	4

Total stock-based compensation expense	235	221	209
Tax benefit	77	75	68

Stock-based compensation expense, net of tax	$158	$146	$141

        During 2009, the Company converted its stock administration system to a new service provider. In connection with this conversion, a reconciliation of the methodologies and estimates used was performed, which resulted in a $12 million reduction of expense for the year ended December 31, 2009.

Restricted Stock Units

        RSUs generally vest between three and five years, but may vest up to ten years from the date of grant. The fair value of RSUs is based upon the market value of the Aon common stock at the date of grant. With certain limited exceptions, any break in continuous employment will cause the forfeiture of all unvested awards. Compensation expense associated with RSUs is recognized over the service period. Dividend equivalents are paid on certain RSUs, based on the initial grant amount.

        A summary of the status of Aon's RSUs is as follows (shares in thousands):

	2011		2010		2009
Years ended December 31	Shares	Fair Value (1)	Shares	Fair Value (1)	Shares	Fair Value (1)

Non-vested at beginning of year	10,674	$38	12,850	$36	14,060	$35
Granted	3,506	51	3,817	40	3,786	38
Vested	(3,773)	39	(5,278)	35	(4,330)	33
Forfeited	(491)	39	(715)	35	(666)	37

Non-vested at end of year	9,916	42	10,674	38	12,850	36

(1)
Represents per share weighted average fair value of award at date of grant.

        The fair value of awards that vested during 2011, 2010 and 2009 was $217 million, $235 million and $223 million, respectively.

Performance Share Awards

        The vesting of PSAs is contingent upon meeting various individual, divisional or company-wide performance conditions, including revenue generation or growth in revenue, pretax income or earnings per share over a one- to five-year period. The performance conditions are not considered in the determination of the grant date fair value for these awards. The fair value of PSAs is based upon the market price of the Aon common stock at the date of grant. Compensation expense is recognized over the performance period, and in certain cases an additional vesting period, based on management's estimate of the number of units expected to vest. Compensation expense is adjusted to reflect the actual number of shares issued at the end of the programs. The actual issuance of shares may range from 0-200% of the target number of PSAs granted, based on the plan. Dividend equivalents are not paid on PSAs.

        Information regarding PSAs granted during the years ended December 31, 2011, 2010 and 2009 follows (shares in thousands, dollars in millions, except fair value):

	2011	2010	2009

Target PSUs granted	1,715	1,390	3,754
Fair Value (1)	$50	$39	$38
Number of shares that would be issued based on current performance levels	1,772	1,397	2,300
Unamortized expense, based on current performance levels	$60	$18	$4

(1)
Represents per share weighted average fair value of award at date of grant.

        During 2011, the Company issued approximately 1.2 million shares in connection with the 2008 Leadership Performance Plan ("LPP") cycle and 0.3 million shares related to a 2006 performance plan. During 2010, the Company issued approximately 1.6 million shares in connection with the completion of the 2007 LPP cycle and 84,000 shares related to other performance plans.

Stock Options

        Options to purchase common stock are granted to certain employees at fair value on the date of grant. Commencing in 2010, the Company ceased granting new stock options with the exception of historical contractual commitments. Generally, employees are required to complete two continuous years of service before the options begin to vest in increments until the completion of a 4-year period of continuous employment, although a number of options were granted that require five continuous years of service before the options are fully vested. Options issued under the LPP program vest ratable over 3 years with a six year term. The maximum contractual term on stock options is generally ten years from the date of grant.

        Aon uses a lattice-binomial option-pricing model to value stock options. Lattice-based option valuation models use a range of assumptions over the expected term of the options. Expected volatilities are based on the average of the historical volatility of Aon's stock price and the implied volatility of traded options and Aon's stock. The valuation model stratifies employees between those receiving LPP options, Special Stock Plan ("SSP") options, and all other option grants. The Company believes that this stratification better represents prospective stock option exercise patterns. The expected dividend yield assumption is based on the Company's historical and expected future dividend rate. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected life of employee stock options represents the weighted-average period stock options are expected to remain outstanding and is a derived output of the lattice-binomial model.

        The weighted average assumptions, the weighted average expected life and estimated fair value of employee stock options are summarized as follows:

Years ended December 31	2011	2010	2009

	All Other Options	All Other Options	LPP Options	SSP Options	All Other Options

Weighted average volatility	26.1%	28.5%	35.5%	34.1%	32.0%
Expected dividend yield	1.3%	1.6%	1.3%	1.5%	1.5%
Risk-free rate	2.2%	3.0%	1.5%	2.0%	2.6%

Weighted average expected life, in years	5.5	6.1	4.4	5.6	6.5
Weighted average estimated fair value per share	$10.92	$10.37	$12.19	$11.82	$12.34

        In connection with the LPP Plan, the Company granted the following number of stock options at the noted exercise price: 2011 — none, 2010 — none, and 2009 — 1 million shares at $39 per share. In connection with its incentive compensation plans, the Company granted the following number of stock options at the noted exercise price: 2011 — 80,000 shares at $53 per share, 2010 — 143,000 shares at $38 per share, and 2009 — 550,000 shares at $37 per share. In 2010, the Company acquired Hewitt Associates and immediately vested all outstanding options issued under Hewitt's Global Stock and Incentive Compensation Plan.

        Each outstanding vested Hewitt stock option was converted into a fully vested and exercisable option to purchase Aon Common Stock with the same terms and conditions as the Hewitt stock option. On the acquisition date, 4.5 million options to purchase Aon Common Stock were issued to former holders of Hewitt stock options and 1.2 million of these options remain outstanding and exercisable at December 31, 2011.

        A summary of the status of Aon's stock options and related information is as follows (shares in thousands):

Years ended December 31	2011		2010		2009

	Shares	Weighted- Average Exercise Price Per Share	Shares	Weighted- Average Exercise Price Per Share	Shares	Weighted- Average Exercise Price Per Share

Beginning outstanding	13,919	$32	15,937	$33	19,666	$31
Options issued in connection with the Hewitt acquisition	—	—	4,545	22	—	—
Granted	80	53	143	38	1,551	38
Exercised	(4,546)	32	(6,197)	27	(4,475)	27
Forfeited and expired	(337)	36	(509)	35	(805)	38

Outstanding at end of year	9,116	32	13,919	32	15,937	33

Exercisable at end of year	7,833	30	11,293	30	9,884	31

Shares available for grant	24,508		22,777		8,257

        A summary of options outstanding and exercisable as of December 31, 2011 is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price Per Share	Shares Exercisable	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price Per Share

$14.71 – 22.86	2,718	2.66	$20.95	2,718	2.66	$20.95
22.87 – 25.51	663	3.40	25.37	663	3.40	25.37
25.52 – 32.53	1,069	2.95	27.53	1,069	2.95	27.53
32.54 – 36.88	1,277	2.96	36.05	1,037	2.41	35.96
36.89 – 43.44	2,309	3.04	39.72	1,757	2.35	39.92
43.45 – 52.93	1,080	4.49	46.24	589	4.09	45.52

	9,116			7,833

        The aggregate intrinsic value represents the total pretax intrinsic value, based on options with an exercise price less than the Company's closing stock price of $46.80 as of December 31, 2011, which would have been received by the option holders had those option holders exercised their options as of that date. At December 31, 2011, the aggregate intrinsic value of options outstanding was $136 million, of which $129 million was exercisable.

        Other information related to the Company's stock options is as follows (in millions):

	2011	2010	2009

Aggregate intrinsic value of stock options exercised	$80	$87	$62
Cash received from the exercise of stock options	153	162	121
Tax benefit realized from the exercise of stock options	14	4	15

        Unamortized deferred compensation expense, which includes both options and awards, amounted to $263 million as of December 31, 2011, with a remaining weighted-average amortization period of approximately 2.0 years.

Employee Stock Purchase Plan

United States

        Aon has an employee stock purchase plan that provides for the purchase of a maximum of 7.5 million shares of Aon's common stock by eligible U.S. employees. Prior to 2011, shares of Aon's common stock were purchased at 3-month intervals at 85% of the lower of the fair market value of the common stock on the first or the last day of each 3-month period. Beginning in 2011, shares of Aon's common stock were purchased at 6-month intervals at 85% of the lower of the fair market value of the common stock on the first or last day of each 6-month period. In 2011, 2010, and 2009, 468,000 shares, 357,000 shares and 323,000 shares, respectively, were issued to employees under the plan. Compensation expense recognized was $5 million in 2011, and $3 million each in 2010 and 2009.

United Kingdom

        Aon also has an employee stock purchase plan for eligible U.K. employees that provides for the purchase of shares after a 3-year period and that is similar to the U.S. plan previously described. Three-year periods began in 2008 and 2006, allowing for the purchase of a maximum of 200,000 and 525,000 shares, respectively. In 2011, 2010 and 2009, 63,000 shares, 5,000 shares, and 201,000 shares, respectively, were issued under the plan. In 2011, 2010 and 2009, $1 million, $1 million, and $1 million, respectively, of compensation expense was recognized.

Derivatives and Hedging	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging.
Derivatives and Hedging

14.  Derivatives and Hedging

        Aon is exposed to certain market risks, including changes in foreign currency exchange rates and interest rates. To manage the risk related to these exposures, Aon enters into various derivative instruments that reduce these market risks by creating offsetting exposures. Aon does not enter into derivative instruments for trading or speculative purposes.

        Derivative transactions are governed by a uniform set of policies and procedures covering areas such as authorization, counterparty exposure and hedging practices. Positions are monitored using techniques such as market value and sensitivity analyses.

        Certain derivatives also give rise to credit risks from the possible non-performance by counterparties. The credit risk is generally limited to the fair value of those contracts that are favorable to Aon. Aon has limited its credit risk by using International Swaps and Derivatives Association ("ISDA") master agreements, collateral and credit support arrangements, entering into non-exchange-traded derivatives with highly-rated major financial institutions and by using exchange-traded instruments. Aon monitors the credit-worthiness of, and exposure to, its counterparties. As of December 31, 2011, all net derivative positions were free of credit risk contingent features. In addition, Aon has not received nor pledged collateral to counterparties for derivatives subject to collateral support arrangements as of December 31, 2011.

Foreign Exchange Risk Management

        Aon and its subsidiaries are exposed to foreign exchange risk when they receive revenues, pay expenses, or enter into intercompany loans denominated in a currency that differs from their functional currency. Aon uses foreign exchange derivatives, typically forward contracts, options and cross currency swaps, to reduce its overall exposure to the effects of currency fluctuations on cash flows. These exposures are hedged, on average, for less than two years; however, in limited instances, the Company has hedged certain exposures up to five years in the future. As of December 31, 2011, $43 million of pretax losses have been deferred in OCI related to foreign currency hedges, of which a $30 million loss is expected to be reclassified to earnings in 2012. These hedging relationships had no material ineffectiveness in 2011, 2010, or 2009.

        Aon also uses foreign exchange derivatives, typically forward contracts and options, to hedge its net investments in foreign operations for up to two years in the future. As of December 31, 2011, $109 million of gains have been deferred in OCI related to the existing hedge of a net investment in a foreign operation. This hedge had no material ineffectiveness in 2011, 2010, or 2009.

        Aon also uses foreign exchange derivatives, typically forward contracts and options, to manage the currency exposure of Aon's global liquidity profile for one year in the future. These derivatives are not accounted for as hedges, and changes in fair value are recorded each period in Other general expenses in the Consolidated Statements of Income.

Interest Rate Risk Management

        Aon holds variable-rate short-term brokerage and other operating deposits. Aon uses interest rate derivatives, typically swaps, to reduce its exposure to the effects of interest rate fluctuations on the forecasted interest receipts from these deposits for up to two years in the future. As of December 31, 2011, $1 million of pretax gains have been deferred in OCI related to these hedging relationships, all of which is expected to be reclassified to earnings in 2012. These hedges had no material ineffectiveness in 2011, 2010, or 2009.

        In August 2010, Aon entered into forward starting swaps with a total notional of $500 million to reduce its exposure to the effects of interest rate fluctuations on the forecasted interest expense cash flows related to the anticipated issuance of fixed rate debt in September 2010. Aon designated the forward starting swaps as a cash flow hedge of this exposure and terminated the positions when the debt was issued. As of December 31, 2011, $12 million of pretax losses have been deferred in OCI related to these hedges, of which $1 million is expected to be reclassified to earnings during the next twelve months. These hedges had no material ineffectiveness in 2011 and 2010.

        In 2009, a subsidiary of Aon issued €500 million ($655 million at December 31, 2011 exchange rates) of fixed rate debt due on July 1, 2014. Aon is exposed to changes in the fair value of the debt due to interest rate fluctuations. Aon entered into interest rate swaps, which were designated as part of a fair value hedging relationship to reduce its exposure to the effects of interest rate fluctuations on the fair value of the debt. This hedge did not have any material ineffectiveness in 2011, 2010, and 2009.

        The notional and fair values of derivative instruments are as follows (in millions):

			Derivative Assets (1)		Derivative Liabilities (2)
	Notional Amount		Fair Value		Fair Value
As of December 31	2011	2010	2011	2010	2011	2010

Derivatives accounted for as hedges:
Interest rate contracts	$702	$826	$16	$15	$—	$—
Foreign exchange contracts	1,297	1,544	140	157	188	157

Total	1,999	2,370	156	172	188	157
Derivatives not accounted for as hedges:
Foreign exchange contracts	246	238	1	2	1	1

Total	$2,245	$2,608	$157	$174	$189	$158

(1)
Included within other assets in the Consolidated Statements of Financial Position.

(2)
Included within other liabilities in the Consolidated Statements of Financial Position.

        The amounts of derivative gains (losses) recognized in the Consolidated Financial Statements are as follows (in millions):

	December 31,
Gain (Loss) recognized in Accumulated Other Comprehensive Loss:	2011	2010

Cash flow hedges:
Interest rate contracts	$(1)	$(10)
Foreign exchange contracts	(54)	(145)

Total	(55)	(155)

Foreign net investment hedges:
Foreign exchange contracts	$(2)	$111

Gain (Loss) reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion):

Cash flow hedges:
Interest rate contracts (1)	$—	$16
Foreign exchange contracts (2)	(36)	(134)

Total	(36)	(118)

Foreign net investment hedges:
Foreign exchange contracts	$—	$—

        The amount of gain (loss) recognized in the Consolidated Financial Statements is as follows (in millions):

	Twelve months ended December 31,
	Amount of Gain (Loss) Recognized in Income on Derivative		Amount of Gain (Loss) Recognized in Income on Related Hedged Item
	2011	2010	2011	2010

Fair value hedges:
Foreign exchange contracts	$2	$6	$(2)	$(6)

        The amount of gain (loss) recognized in income on the ineffective portion of derivatives for 2011, 2010 and 2009 was negligible.

        Aon recorded a loss of $9 million and a gain of $10 million in Other general expenses for foreign exchange derivatives not designated or qualifying as hedges for 2011 and 2010, respectively.

Fair Value Measurements and Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Financial Instruments
Fair Value Measurements and Financial Instruments

15.  Fair Value Measurements and Financial Instruments

        Accounting standards establish a three tier fair value hierarchy, which prioritizes the inputs used in measuring fair values as follows:

  •
  Level 1 — observable inputs such as quoted prices for identical assets in active markets;

  •
  Level 2 — inputs other than quoted prices for identical assets in active markets, that are observable either directly or indirectly; and

  •
  Level 3 — unobservable inputs in which there is little or no market data which requires the use of valuation techniques and the development of assumptions.

        The following methods and assumptions are used to estimate the fair values of the Company's financial instruments:

        Money market funds and highly liquid debt securities are carried at cost and amortized cost, respectively, as an approximation of fair value. Based on market convention, the Company considers cost a practical and expedient measure of fair value.

        Cash, cash equivalents, and highly liquid debt instruments consist of cash and institutional short-term investment funds. The Company independently reviews the short-term investment funds to obtain reasonable assurance the fund net asset value is $1 per share.

        Equity investments consist of domestic and international equity securities and exchange traded equity derivatives valued using the closing stock price on a national securities exchange. Over the counter equity derivatives are valued using observable inputs such as underlying prices of the equity security and volatility. The Company independently reviews the listing of Level 1 equity securities in the portfolio and agrees the closing stock prices to a national securities exchange, and on a sample basis, independently verifies the observable inputs for Level 2 equity derivatives and securities.

        Fixed income investments consist of certain categories of bonds and derivatives. Corporate, government, and agency bonds are valued by pricing vendors who estimate fair value using recently executed transactions and proprietary models based on observable inputs, such as interest rate spreads, yield curves and credit risk. Asset-backed securities are valued by pricing vendors who estimate fair value using discounted cash flow models utilizing observable inputs based on trade and quote activity of securities with similar features. Fixed Income Derivatives are valued by pricing vendors using observable inputs such as interest rates and yield curves. The Company obtains a detailed understanding of the models, inputs, and assumptions used in developing prices provided by its vendors. This understanding includes extensive discussions with valuation resources at the vendor. During these discussions, the Company uses a fair value measurement questionnaire, which is part of the Company's internal controls over financial reporting, to obtain the information necessary to assert the model, inputs and assumptions used comply with U.S. GAAP, including disclosure requirements. The Company also obtains observable inputs from the pricing vendor and independently verifies the observable inputs, as well as assesses assumptions used for reasonableness based on relevant market conditions and internal Company guidelines. If an assumption is deemed unreasonable, based on the Company's guidelines, it is then reviewed by a member of management and the fair value estimate provided by the vendor is adjusted, if deemed appropriate. These adjustments do not occur frequently and have not historically been material to the fair value estimates used in the Consolidated Financial Statements.

        Pooled funds consist of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles. Pooled investment funds fair value is estimated based on the proportionate share ownership in the underlying net assets of the investment, which is based on the fair value of the underlying securities that trade on a national securities exchange. Where possible, the Company independently reviews the listing securities in the portfolio and agrees the closing stock prices to a national securities exchange. The Company gains an understanding of the investment guidelines and valuation policies of the fund and holds extensive discussions regarding fund performance with pooled fund managers. The Company obtains audited fund manager financial statements, when available. If the pooled fund is designed to replicate a publicly traded index, the Company compares the performance of the fund to the index to assess the reasonableness of the fair value measurement.

        Alternative investments consist of limited partnerships, private equity and hedge funds. Alternative investment fair value is generally estimated based on the proportionate share ownership in the underlying net assets of the investment as determined by the general partner or investment manager. The valuations are based on various factors depending on investment strategy, proprietary models, and specific financial data or projections. The Company obtains audited fund manager financial statements, when available. The Company obtains a detailed understanding of the models, inputs, and assumptions used in developing prices provided by the investment managers (or appropriate party). During these discussions with the investment manager, the Company uses a fair value measurement questionnaire, which is part of the Company's internal controls over financial reporting, to obtain the information necessary to assert the model, inputs and assumptions used comply with U.S. GAAP, including disclosure requirements. The Company also obtains observable inputs from the investment manager and independently verifies the observable inputs, as well as assesses assumptions used for reasonableness based on relevant market conditions and internal Company guidelines. If an assumption is deemed unreasonable, based on the Company's guidelines, it is then reviewed by a member of management and the fair value estimate provided by the vendor is adjusted, if deemed appropriate. These adjustments do not occur frequently and have not historically been material to the fair value estimates used in the Consolidated Financial Statements.

        Derivatives are carried at fair value, based upon industry standard valuation techniques that use, where possible, current market-based or independently sourced pricing inputs, such as interest rates, currency exchange rates, or implied volatilities.

        Annuity contracts consist of insurance group annuity contracts purchased to match the pension benefit payment stream owed to certain selected plan participant demographics within a few major UK defined benefit plans. Annuity contracts are valued using a discounted cash flow model utilizing assumptions such as discount rate, mortality, and inflation. The Company independently verifies the observable inputs.

        Real estate and REITS consist of publicly traded REITS and direct real estate investments. Level 1 REITS are valued using the closing stock price on a national securities exchange. The Level 3 values are based on the proportionate share of ownership in the underlying net asset value as determined by the investment manager. The Company independently reviews the listing of Level 1 REIT securities in the portfolio and agrees the closing stock prices to a national securities exchange. The Company gains an understanding of the investment guidelines and valuation policies of the Level 3 real estate funds and discusses performance with fund managers. The Company obtains audited fund manager financial statements, when available. See the description of "Alternative Investments" for further detail on valuation procedures surrounding Level 3 REITS.

        Guarantees are carried at fair value, which is based on discounted estimated future cash flows using published historical cumulative default rates and discount rates commensurate with the underlying exposure.

        Debt is carried at outstanding principal balance, less any unamortized discount or premium. Fair value is based on quoted market prices or estimates using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

        The following table presents the categorization of the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 and 2010 (in millions):

		Fair Value Measurements Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Money market funds and highly liquid debt securities (1)	$2,428	$2,403	$25	$—
Other investments
Fixed maturity securities
Corporate bonds	12	—	—	12
Government bonds	3	—	3	—
Derivatives
Interest rate contracts	16	—	16	—
Foreign exchange contracts	141	—	141	—
Liabilities:
Derivatives
Foreign exchange contracts	189	—	189	—

(1)
Includes $2,403 million of money market funds and $25 million of highly liquid debt securities that are classified as fiduciary assets, short-term investments or cash equivalents in the Consolidated Statements of Financial Position, depending on their nature and initial maturity. See Note 7 "Investments" for additional information regarding the Company's investments.

		Fair Value Measurements Using
	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Money market funds and highly liquid debt securities (1)	$2,618	$2,591	$27	$—
Other investments
Fixed maturity securities
Corporate bonds	12	—	—	12
Government bonds	3	—	3	—
Derivatives
Interest rate contracts	15	—	15	—
Foreign exchange contracts	159	—	159	—
Liabilities:
Derivatives
Foreign exchange contracts	158	—	158	—

(1)
Includes $2,591 million of money market funds and $27 million of highly liquid debt securities that are classified as fiduciary assets, short-term investments or cash equivalents in the Consolidated Statements of Financial Position, depending on their nature and initial maturity. See Note 7 "Investments" for additional information regarding the Company's investments.

        The following table presents the changes in the Level 3 fair-value category in 2011 and 2010 (in millions):

	Fair Value Measurements Using Level 3 Inputs
	Other Investments	Guarantees

Balance at January 1, 2010	100	(4)
Total gains (losses):
Included in earnings	—	4
Included in other comprehensive income	—	—
Purchases and sales	(1)	—
Transfers (1)	(87	—

Balance at December 31, 2010	$12	$—

Total gains (losses):
Included in earnings	—	—
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	—
Transfers (1)	—	—

Balance at December 31, 2011	$12	$—

(1)
Transfers represent the removal of the investment in PEPS I preferred stock as a result of consolidating PEPS I on January 1, 2010.

        The majority of the Company's financial instruments is either carried at fair value or has a carrying amount that approximates fair value.

        The following table discloses the Company's financial instruments where the carrying amounts and fair values differ (in millions):

As of December 31	2011		2010

	Carrying Value	Fair Value	Carrying Value	Fair Value

Long-term debt	$4,155	$4,494	$4,014	$4,172

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

16.  Commitments and Contingencies

Legal

        Aon and its subsidiaries are subject to numerous claims, tax assessments, lawsuits and proceedings that arise in the ordinary course of business, which frequently include errors and omissions ("E&O") claims. The damages claimed in these matters are or may be substantial, including, in many instances, claims for punitive, treble or extraordinary damages. Aon has historically purchased E&O insurance and other insurance to provide protection against certain losses that arise in such matters. Aon has exhausted or materially depleted its coverage under some of the policies that protect the Company and, consequently, is self-insured or materially self-insured for some historical claims. Accruals for these exposures, and related insurance receivables, when applicable, have been recognized to the extent that losses are deemed probable and are reasonably estimable. These amounts are adjusted from time to time as developments warrant. Amounts related to settlement provisions are recorded in Other general expenses in the Consolidated Statements of Income.

        At the time of the 2004-05 investigation of the insurance industry by the Attorney General of New York and other regulators, purported classes of clients filed civil litigation against Aon and other companies under a variety of legal theories, including state tort, contract, fiduciary duty, antitrust and statutory theories and federal antitrust and Racketeer Influenced and Corrupt Organizations Act ("RICO") theories. The federal actions were consolidated in the U.S. District Court for the District of New Jersey, and a state court collective action was filed in California. In the New Jersey actions, the Court dismissed plaintiffs' federal antitrust and RICO claims in separate orders in August and October 2007, respectively. In August 2010, the U.S. Court of Appeals for the Third Circuit affirmed the dismissals of most, but not all, of the claims. In March 2011, Aon entered into a Memorandum of Understanding documenting a settlement of the civil cases consolidated in the U.S. District Court for the District of New Jersey. Under that agreement, Aon will pay $550,000 in exchange for dismissal of the class claims. This agreement remains subject to court approval. Several non-class claims brought by individual plaintiffs who opted out of the class action proceeding will remain pending, but the Company does not believe these present material exposure to the Company individually or in the aggregate. The outcome of these lawsuits, and any losses or other payments that may result, cannot be predicted at this time.

        Following inquiries from regulators, the Company commenced an internal review of its compliance with certain U.S. and non-U.S. anti-corruption laws, including the U.S. Foreign Corrupt Practices Act ("FCPA"). In January 2009, Aon Limited, Aon's principal U.K. brokerage subsidiary, entered into a settlement agreement with the Financial Services Authority ("FSA") to pay a £5.25 million fine arising from its failure to exercise reasonable care to establish and maintain effective systems and controls to counter the risks of bribery arising from the use of overseas firms and individuals who helped it win business. On December 20, 2011, Aon entered into settlement agreements with the U.S. Department of Justice ("DOJ") and the U.S. Securities and Exchange Commission ("SEC"). Both settlements arose from and related to the making of improper payments, directly and through third parties, to government officials, the failure to maintain accurate books and records and the failure to maintain sufficient internal controls to prevent violations of the FCPA. The DOJ settlement involved a Non-Prosecution Agreement and also consisted of a monetary penalty in the amount of $1.8 million. The SEC settlement required Aon to pay a total of $14.5 million in disgorgement and prejudgment interest. Under the Non-Prosecution Agreement, Aon must bring to the DOJ's attention all criminal conduct by, or criminal investigations of, Aon or any of its senior managerial employees that comes to the attention of Aon or its senior management, as well as any administrative proceeding or civil action brought by any U.S. or foreign governmental authority that alleges fraud or corruption by or against Aon.

        A retail insurance brokerage subsidiary of Aon provides insurance brokerage services to Northrop Grumman Corporation ("Northrop"). This Aon subsidiary placed Northrop's excess property insurance program for the period covering 2005. Northrop suffered a substantial loss in August 2005 when Hurricane Katrina damaged Northrop's facilities in the Gulf states. Northrop's excess insurance carrier, Factory Mutual Insurance Company ("Factory Mutual"), denied coverage for the claim pursuant to a flood exclusion. Northrop sued Factory Mutual in the United States District Court for the Central District of California and later sought to add this Aon subsidiary as a defendant, asserting that if Northrop's policy with Factory Mutual does not cover the losses suffered by Northrop stemming from Hurricane Katrina, then this Aon subsidiary will be responsible for Northrop's losses. On August 26, 2010, the court granted in large part Factory Mutual's motion for partial summary judgment regarding the applicability of the flood exclusion and denied Northrop's motion to add this Aon subsidiary as a defendant in the federal lawsuit. On January 27, 2011, Northrop filed suit against this Aon subsidiary in state court in Los Angeles, California, pleading claims for negligence, breach of contract and negligent misrepresentation. Aon believes that it has meritorious defenses and intends to vigorously defend itself against these claims. The outcome of this lawsuit, and the amount of any losses or other payments that may result, cannot be predicted at this time.

        Another retail insurance brokerage subsidiary of Aon has been sued in Tennessee state court by a client, Opry Mills Mall Limited Partnership ("Opry Mills"), that sustained flood damage to its property in May 2010. The lawsuit seeks $200 million from numerous insurers with whom this Aon subsidiary placed the client's property insurance coverage. The insurers contend that only $50 million in coverage is available for the loss because the flood event occurred on property in a high hazard flood zone. Opry Mills is seeking full coverage from the insurers for the loss and has sued this Aon subsidiary in the alternative for the same $150 million difference on various theories of professional liability if the court determines there is not full coverage. Aon believes it has meritorious defenses and intends to vigorously defend itself against these claims. The outcome of this lawsuit, and any losses or other payments that may result, cannot be reasonably predicted at this time.

        A pensions consulting and administration subsidiary of Hewitt before its acquisition by Aon provided investment consulting advisory services to the Trustees of the Philips UK pension fund and the relevant employer of fund beneficiaries (together, "Philips"). In December 2011, the Aon subsidiary received notice of a potential claim alleging negligence and breach of duty. The notice asserts Philips' right to claim damages related to Philips' purchase of certain investment structures pursuant to the supply of the advisory services, which is said to have caused Philips to incur substantial losses. No lawsuit has yet been filed. Aon believes that it has meritorious defenses and intends to vigorously defend itself against these allegations. The outcome of this circumstance, and the amount of any losses or other payments that may result, cannot be reasonably predicted at this time.

        From time to time, Aon's clients may bring claims and take legal action pertaining to the performance of fiduciary responsibilities. Whether client claims and legal action related to the Company's performance of fiduciary responsibilities are founded or unfounded, if such claims and legal actions are resolved in a manner unfavorable to the Company, they may adversely affect Aon's financial results and materially impair the market perception of the Company and that of its products and services.

        Although the ultimate outcome of all matters referred to above cannot be ascertained, and liabilities in indeterminate amounts may be imposed on Aon or its subsidiaries, on the basis of present information, amounts already provided, availability of insurance coverages and legal advice received, it is the opinion of management that the disposition or ultimate determination of such claims will not have a material adverse effect on the consolidated financial position of Aon. However, it is possible that future results of operations or cash flows for any particular quarterly or annual period could be materially affected by an unfavorable resolution of these matters.

Guarantees and Indemnifications

        Aon provides a variety of guarantees and indemnifications to its customers and others. The maximum potential amount of future payments represents the notional amounts that could become payable under the guarantees and indemnifications if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or other methods. These amounts may bear no relationship to the expected future payments, if any, for these guarantees and indemnifications. Any anticipated amounts payable that are deemed to be probable and reasonably estimable are recognized in Aon's Consolidated Financial Statements.

        Aon has total letters of credit ("LOCs") outstanding for approximately $75 million and $71 million at December 31, 2011 and 2010, respectively. These letters of credit cover the beneficiaries related to Aon's Canadian pension plan, secure deductible retentions on Aon's own workers compensation program, an Aon Hewitt sublease agreement for office space, and one of the U.S. pension plans. Aon also has issued LOCs to cover contingent payments for taxes and other business obligations to third parties, and other guarantees for miscellaneous purposes at its international subsidiaries.

        Aon has certain contractual contingent guarantees for premium payments owed by clients to certain insurance companies. The maximum exposure with respect to such contractual contingent guarantees was approximately $48 million at December 31, 2011.

        Aon has provided commitments to fund certain limited partnerships in which it has an interest in the event that the general partners request funding. Some of these commitments have specific expiration dates and the maximum potential funding under these commitments was $64 million at December 31, 2011. During 2011, the Company funded $15 million of these commitments.

        Aon expects that as prudent business interests dictate, additional guarantees and indemnifications may be issued from time to time.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

17.  Related Party Transactions

        During 2011, the Company, in the ordinary course of business, provided retail brokerage, consulting and financial advisory services to, and received wholesale brokerage services from, an entity that is controlled by one of the Company's stockholders. These transactions were negotiated at an arms-length basis and contain customary terms and conditions. During 2011, commissions and fee revenue from these transactions was approximately $9 million.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

18.  Segment Information

        The Company has two reportable operating segments: Risk Solutions and HR Solutions. Unallocated income and expenses, when combined with the operating segments and after the elimination of intersegment revenues and expenses, total to the amounts in the Consolidated Financial Statements.

        Reportable operating segments have been determined using a management approach, which is consistent with the basis and manner in which Aon's chief operating decision maker ("CODM") uses financial information for the purposes of allocating resources and assessing performance. The CODM assesses performance based on operating segment operating income and generally accounts for intersegment revenue as if the revenue were from third parties and at what management believes are current market prices. The Company does not present net assets by segment as this information is not reviewed by the CODM.

        Risk Solutions acts as an advisor and insurance and reinsurance broker, helping clients manage their risks, via consultation, as well as negotiation and placement of insurance risk with insurance carriers through Aon's global distribution network.

        HR Solutions partners with organizations to solve their most complex benefits, talent and related financial challenges, and improve business performance by designing, implementing, communicating and administering a wide range of human capital, retirement, investment management, health care, compensation and talent management strategies.

        Aon's total revenue is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$6,817	$6,423	$6,305
HR Solutions	4,501	2,111	1,267
Intersegment elimination	(31)	(22)	(26)

Total operating segments	11,287	8,512	7,546
Unallocated	—	—	49

Total revenue	$11,287	$8,512	$7,595

        Commissions, fees and other revenues by product are as follows (in millions):

Years ended December 31	2011	2010	2009

Retail brokerage	$5,303	$4,925	$4,747
Reinsurance brokerage	1,463	1,444	1,485

Total Risk Solutions Segment	6,766	6,369	6,232
Consulting services	2,251	1,387	1,075
Outsourcing	2,272	731	191
Intrasegment	(23)	(8)	—

Total HR Solutions Segment	4,500	2,110	1,266
Intersegment	(31)	(22)	(26)
Unallocated	—	—	49

Total commissions, fees and other revenues	$11,235	$8,457	$7,521

        Fiduciary investment income by segment is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$51	$54	$73
HR Solutions	1	1	1

Total fiduciary investment income	$52	$55	$74

        A reconciliation of segment operating income before tax to income from continuing operations before income taxes is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$1,314	$1,194	$900
HR Solutions	448	234	203

Segment income from continuing operations before income taxes	1,762	1,428	1,103
Unallocated revenue	—	—	49
Unallocated expenses	(156)	(202)	(131)
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5	—	34

Income from continuing operations before income taxes	$1,384	$1,059	$949

        Unallocated revenue consists primarily of revenue from the Company's ownership in investments.

        Unallocated expenses include administrative or other costs not attributable to the operating segments, such as corporate governance costs and the costs associated with corporate investments. Interest income represents income earned primarily on operating cash balances and miscellaneous income producing securities. Interest expense represents the cost of worldwide debt obligations.

        Other income primarily consists of equity earnings and realized gains (losses) on the sale of investments, disposal of businesses and extinguishment of debt.

        Revenues are generally attributed to geographic areas based on the location of the resources producing the revenues. Intercompany revenues and expenses are eliminated in consolidated results.

        Consolidated revenue by geographic area is as follows (in millions):

Years ended December 31	Total	United States	Americas other than U.S.	United Kingdom	Europe, Middle East, & Africa	Asia Pacific

2011	$11,287	$5,134	$1,176	$1,519	$2,377	$1,081
2010	8,512	3,400	978	1,322	2,035	777
2009	7,595	2,789	905	1,289	1,965	647

        Consolidated non-current assets by geographic area are as follows (in millions):

Years ended December 31	Total	United States	Americas other than U.S.	United Kingdom	Europe, Middle East, & Africa	Asia Pacific

2011	$13,789	$8,617	$574	$1,589	$2,448	$561
2010	14,158	9,135	503	1,532	2,426	562

        Effective January 1, 2012, the Company moved the global Aon Hewitt Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment. The move will allow the business to benefit from a broader global distribution channel and to promote the Company's deep health and benefits capabilities in data and analytics with clients and insurance carriers. In addition to the disclosures required for the reportable segments as they existed at December 31, 2011, the Company has included the following disclosures reflecting the move of this business from HR Solutions to Risk Solutions below for all periods presented. Segment disclosures by geographic area are not impacted by this move.

        Aon's total revenue reflecting the move of the Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment for all periods presented is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$7,537	$6,989	$6,835
HR Solutions	3,781	1,545	737
Intersegment elimination	(31)	(22)	(26)

Total operating segments	11,287	8,512	7,546
Unallocated	—	—	49

Total revenue	$11,287	$8,512	$7,595

        Aon's total commissions, fees and other revenues by product reflecting the move of the Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment for all periods presented is as follows (in millions):

Years ended December 31	2011	2010	2009

Retail brokerage	$6,022	$5,491	$5,277
Reinsurance brokerage	1,463	1,444	1,485

Total Risk Solutions Segment	7,485	6,935	6,762
Consulting services	1,532	821	545
Outsourcing	2,272	731	191
Intrasegment	(23)	(8)	—

Total HR Solutions Segment	3,781	1,544	736
Intersegment	(31)	(22)	(26)
Unallocated	—	—	49

Total commissions, fees and other revenue	$11,235	$8,457	$7,521

        Aon's fiduciary investment income by segment reflecting the move of the Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment for all periods presented is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$52	$54	$73
HR Solutions	—	1	1

Total fiduciary investment income	$52	$55	$74

        A reconciliation of segment operating income before tax to income from continuing operations before income taxes reflecting the move of the Health and Benefits consulting business from the HR Solutions segment to the Risk Solutions segment for all periods presented is as follows (in millions):

Years ended December 31	2011	2010	2009

Risk Solutions	$1,414	$1,307	$1,003
HR Solutions	348	121	100

Segment income from continuing operations before income taxes	1,762	1,428	1,103
Unallocated revenue	—	—	49
Unallocated expenses	(156)	(202)	(131)
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5	—	34

Income from continuing operations before income taxes	$1,384	$1,059	$949

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

19.  Quarterly Financial Data (Unaudited)

        Selected quarterly financial data for the years ended December 31, 2011and 2010 as follows (in millions, except per share data):

	1Q	2Q	3Q	4Q	2011

INCOME STATEMENT DATA
Commissions, fees and other revenue	$2,748	$2,799	$2,708	$2,980	$11,235
Fiduciary investment income	11	12	15	14	52

Total revenue	$2,759	$2,811	$2,723	$2,994	$11,287

Operating income	$396	$434	$341	$435	$1,606

Income from continuing operations	$253	$265	$208	$280	$1,006
Loss from discontinued operations	2	2	—	—	4

Net income	255	267	208	280	1,010
Less: Net income attributable to noncontrolling interests	9	9	10	3	31

Net income attributable to Aon stockholders	$246	$258	$198	$277	$979

PER SHARE DATA
Basic:
Income from continuing operations	$0.72	$0.76	$0.59	$0.84	$2.91
Loss from discontinued operations	—	—	—	$0.01	$0.01

Net income	$0.72	$0.76	$0.59	$0.85	$2.92

Diluted:
Income from continuing operations	$0.71	$0.75	$0.59	$0.82	$2.86
Loss from discontinued operations	—	—	—	$0.01	0.01

Net income	$0.71	$0.75	$0.59	$0.83	$2.87

COMMON STOCK DATA
Dividends paid per share	$0.15	$0.15	$0.15	$0.15	$0.60
Price range:
High	$53.17	$54.58	$52.17	$51.11	$54.58
Low	$43.31	$48.66	$39.68	$39.90	$39.68
Shares outstanding	330.5	326.7	323.3	324.4	324.4
Average monthly trading volume	—	—	—	—	—

	1Q	2Q	3Q	4Q	2010

INCOME STATEMENT DATA
Commissions, fees and other revenue	$1,891	$1,883	$1,786	$2,897	$8,457
Fiduciary investment income	13	15	15	12	55

Total revenue	$1,904	$1,898	$1,801	$2,909	$8,512

Operating income	$273	$268	$263	$422	$1,226

Income from continuing operations	$186	$184	$147	$242	$759
Loss from discontinued operations	—	(26)	—	(1)	(27)

Net income	186	158	147	241	732
Less: Net income attributable to noncontrolling interests	8	5	3	10	26

Net income attributable to Aon stockholders	$178	$153	$144	$231	$706

PER SHARE DATA
Basic:
Income from continuing operations	$0.65	$0.64	$0.52	$0.68	$2.50
Loss from discontinued operations	—	(0.09)	—	—	(0.09)

Net income	$0.65	$0.55	$0.52	$0.68	$2.41

Diluted:
Income from continuing operations	$0.63	$0.63	$0.51	$0.67	$2.46
Loss from discontinued operations	—	(0.09)	—	—	(0.09)

Net income	$0.63	$0.54	$0.51	$0.67	$2.37

COMMON STOCK DATA
Dividends paid per share	$0.15	$0.15	$0.15	$0.15	$0.60
Price range:
High	$43.16	$44.34	$40.08	$46.24	$46.24
Low	$37.33	$37.06	$35.10	$38.72	$35.10
Shares outstanding	269.4	269.7	270.9	332.3	332.3
Average monthly trading volume	37.2	38.7	80.3	54.4	52.7

Guarantee of Registered Securities	12 Months Ended
Dec. 31, 2011
Guarantee of Registered Securities
Guarantee of Registered Securities

20.  Guarantee of Registered Securities

As previously reported in the 8-K filed, in connection with the Redomestication, on April 2, 2012, Aon plc (“Parent Guarantor”) entered into various agreements pursuant to which it agreed to guarantee the obligations of Aon Corporation (“Subsidiary Issuer”) arising under issued and outstanding debt securities. Aon Corporation is a 100% indirectly owned subsidiary of Aon plc. The debt securities that are subject to Rule 3-10 of Regulation S-X are the 7.375% debt securities due December 2012, the 3.50% senior notes due September 2015, the 3.125% senior notes due May 2016, the 5.00% senior notes due September 2020, the 8.205% junior subordinated deferrable interest debentures due January 2027 and the 6.25% senior notes due September 2040. All guarantees of Aon plc are full and unconditional. There are no subsidiaries of Aon plc that are guarantors of the debt.

The following tables set forth condensed consolidating statements of income for the years ended December 31, 2011, 2010 and 2009, condensed consolidating statements of comprehensive income for the years ended December 31 2011, 2010 and 2009, condensed consolidating statements of financial position as of December 31, 2011 and December 31, 2010, and condensed consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009 in accordance with Rule 3-10 of Regulation S-X in connection with the filing with the Securities and Exchange Commission of a shelf registration statement related to securities that may be offered from time to time, by the Company or Aon Delaware. The condensed consolidating financial information includes the accounts of Aon plc, the accounts of Aon Corporation, and the combined accounts of the non-guarantor subsidiaries. The condensed consolidating financial statements are presented in all periods as a merger under common control, with Aon plc presented as the Parent Guarantor in all periods prior and subsequent to the Redomestication. The principal consolidating adjustments are to eliminate the investment in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Statement of Income

	Year Ended December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Commissions, fees and other	$—	$—	$11,236	$(1)	$11,235
Fiduciary investment income	—	2	50	—	52
Total revenue	—	2	11,286	(1)	11,287

Expenses
Compensation and benefits	—	115	6,452	—	6,567
Other general expenses	—	9	3,107	(2)	3,114
Total operating expenses	—	124	9,559	(2)	9,681
Operating (loss) income	—	(122)	1,727	1	1,606
Interest income	—	4	14	—	18
Interest expense	—	(171)	(74)	—	(245)
Intercompany interest income (expense)	—	180	(180)	—	—
Other (expense) income	—	(9)	15	(1)	5
(Loss) income from continuing operations before income taxes	—	(118)	1,502	—	1,384
Income tax (benefit) expense	—	(43)	421	—	378
(Loss) income from continuing operations	—	(75)	1,081	—	1,006

Income from discontinued operations before taxes	—	5	—	—	5
Income tax expense	—	1	—	—	1
Income from discontinued operations	—	4	—	—	4

Equity in earnings of subsidiaries, net of tax	979	921	850	(2,750)	—

Net income	979	850	1,931	(2,750)	1,010
Less: Net income attributable to noncontrolling interests	—	—	31	—	31
Net income attributable to Aon shareholders	$979	$850	$1,900	$(2,750)	$979

Condensed Consolidating Statement of Income

	Year Ended December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Commissions, fees and other	$—	$—	$8,459	$(2)	$8,457
Fiduciary investment income	—	15	40	—	55
Total revenue	—	15	8,499	(2)	8,512

Expenses
Compensation and benefits	—	44	5,053	—	5,097
Other general expenses	—	36	2,155	(2)	2,189
Total operating expenses	—	80	7,208	(2)	7,286
Operating (loss) income	—	(65)	1,291	—	1,226
Interest income	—	7	8	—	15
Interest expense	—	(105)	(77)		(182)
Intercompany interest income (expense)	—	133	(133)		—
Other (expense) income	—	(3)	3		—
(Loss) income from continuing operations before taxes	—	(33)	1,092	—	1,059
Income tax (benefit) expense	—	(14)	314	—	300
(Loss) income from continuing operations	—	(19)	778	—	759

Loss from discontinued operations before taxes	—	(39)	—	—	(39)
Income tax benefit	—	(12)	—	—	(12)
Loss from discontinued operations	—	(27)	—	—	(27)

Equity in earnings of subsidiaries, net of tax	706	622	576	(1,904)	—

Net income	706	576	1,354	(1,904)	732
Less: Net income attributable to noncontrolling interests	—	—	26	—	26
Net income attributable to Aon shareholders	$706	$576	$1,328	$(1,904)	$706

Condensed Consolidating Statement of Income

	Year Ended December 31, 2009
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Commissions, fees and other	$—	$—	$7,521	$—	$7,521
Fiduciary investment income	—	32	42	—	74
Total revenue	—	32	7,563	—	7,595

Expenses
Compensation and benefits	—	(105)	4,702	—	4,597
Other general expenses	—	(7)	1,984	—	1,977
Total operating expenses	—	(112)	6,686	—	6,574
Operating income	—	144	877	—	1,021
Interest income	—	6	10	—	16
Interest expense	—	(63)	(59)	—	(122)
Intercompany interest income (expense)	—	121	(121)	—	—
Other income	—	26	8	—	34
Income from continuing operations before taxes	—	234	715	—	949
Income tax expense	—	89	179	—	268
Income from continuing operations	—	145	536	—	681

(Loss) income from discontinued operations before taxes	—	(4)	87	—	83
Income tax (benefit) expense	—	(2)	(26)	—	(28)
Income from discontinued operations	—	(2)	113	—	111

Equity in earnings of subsidiaries, net of tax	747	496	639	(1,882)	—

Net income	747	639	1,288	(1,882)	792
Less: Net income attributable to noncontrolling interests	—	—	45	—	45
Net income attributable to Aon shareholders	$747	$639	$1,243	$(1,882)	$747

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$979	$850	$1,931	$(2,750)	$1,010
Less: Net income attributable to noncontrolling interests	—	—	31	—	31
Net income attributable to Aon shareholders	$979	$850	$1,900	$(2,750)	$979
Other comprehensive income, net of tax:
Change in fair value of derivatives	—	—	(13)	—	(13)
Foreign currency translation adjustments	—	(6)	(37)	—	(43)
Post-retirement benefit obligation	—	(173)	(223)	—	(396)
Total other comprehensive loss	—	(179)	(273)	—	(452)
Equity in other comprehensive (loss) income of subsidiaries, net of tax	(453)	(277)	(456)	1,186	—
Less: Other comprehensive income attributable to noncontrolling interests	—	—	1	—	1
Total other comprehensive income attributable to Aon shareholders	(453)	(456)	(730)	1,186	(453)
Comprehensive income attributable to Aon shareholders	$526	$394	$1,170	$(1,564)	$526

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$706	$576	$1,354	$(1,904)	$732
Less: Net income attributable to noncontrolling interests	—	—	26	—	26
Net income attributable to Aon shareholders	$706	$576	$1,328	$(1,904)	$706
Other comprehensive income, net of tax:
Change in in accounting principle	—	(44)	—	—	(44)
Change in fair value of derivatives	—	(17)	(7)	—	(24)
Foreign currency translation adjustments	—	125	(260)	—	(135)
Post-retirement benefit obligation	—	(62)	21	—	(41)
Total other comprehensive income (loss)	—	2	(246)	—	(244)
Equity in other comprehensive (loss) income of subsidiaries, net of tax	(242)	(231)	(229)	702	—
Less: Other comprehensive income attributable to noncontrolling interests	—	—	(2)	—	(2)
Total other comprehensive income attributable to Aon shareholders	(242)	(229)	(473)	702	(242)
Comprehensive income attributable to Aon shareholders	$464	$347	$855	$(1,202)	$464

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2009
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$747	$639	$1,288	$(1,882)	$792
Less: Net income attributable to noncontrolling interests	—	—	45	—	45
Net income attributable to Aon shareholders	$747	$639	$1,243	$(1,882)	$747
Other comprehensive income, net of tax:
Change in fair value of derivatives	—	(12)	25	—	13
Change in investment gains/losses	—	(9)	(3)	—	(12)
Foreign currency translation adjustments	—	(6)	209	—	203
Post-retirement benefit obligation	—	(32)	(381)	—	(413)
Total other comprehensive loss	—	(59)	(150)	—	(209)
Equity in other comprehensive (loss) income of subsidiaries, net of tax	(213)	(157)	(216)	586	—
Less: Other comprehensive income attributable to noncontrolling interests	—	—	4	—	4
Total other comprehensive income attributable to Aon shareholders	(213)	(216)	(370)	586	(213)
Comprehensive income attributable to Aon shareholders	$534	$423	$873	$(1,296)	$534

Condensed Consolidating Statement of Financial Position

	As of December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

ASSETS

Cash and cash equivalents	$—	$(21)	$293	$—	$272
Short-term investments	—	321	464	—	785
Receivables, net	—	2	3,181	—	3,183
Fiduciary assets	—	—	10,838	—	10,838
Intercompany receivables	3	610	539	(1,152)	—
Other current assets	—	57	378	(8)	427
Total Current Assets	3	969	15,693	(1,160)	15,505
Goodwill	—	—	8,770	—	8,770
Intangible assets, net	—	—	3,276	—	3,276
Fixed assets, net	—	—	783	—	783
Investments	—	39	200	—	239
Deferred tax assets	—	702	258	(702)	258
Intercompany receivables	—	2,133	2,202	(4,335)	—
Other non-current assets	—	198	523	—	721
Investments in subsidiary	10,183	9,269	7,714	(27,166)	—
TOTAL ASSETS	$10,186	$13,310	$39,419	$(33,363)	$29,552

LIABILITIES AND EQUITY

Fiduciary liabilities	$—	$—	$10,838	$—	$10,838
Short-term debt and current portion of long-term debt	—	318	19	—	337
Accounts payable and accrued liabilities	—	78	1,758	(4)	1,832
Intercompany payables	—	206	609	(815)	—
Other current liabilities	—	5	752	(4)	753
Total Current Liabilities	—	607	13,976	(823)	13,760
Long-term debt	—	3,063	1,092	—	4,155
Deferred tax liabilities	—	—	1,003	(702)	301
Pension and other post employment liabilities	—	1,407	785	—	2,192
Intercompany payables	2,108	378	2,186	(4,672)	—
Other non-current liabilities	—	141	883	—	1,024
TOTAL LIABILITIES	2,108	5,596	19,925	(6,197)	21,432

TOTAL AON SHAREHOLDERS’ EQUITY	8,078	7,714	19,452	(27,166)	8,078
Noncontrolling interests	—	—	42	—	42
TOTAL EQUITY	8,078	7,714	19,494	(27,166)	8,120

TOTAL LIABILITIES AND EQUITY	$10,186	$13,310	$39,419	$(33,363)	$29,552

Condensed Consolidating Statement of Financial Position

	As of December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

ASSETS

Cash and cash equivalents	$—	$14	$332	$—	$346
Short-term investments	—	437	348	—	785
Receivables, net	—	9	2,692	—	2,701
Fiduciary assets	—	—	10,063	—	10,063
Intercompany receivables	—	1,083	535	(1,618)	—
Other current assets	—	70	555	(1)	624
Total Current Assets	—	1,613	14,525	(1,619)	14,519
Goodwill	—	—	8,647	—	8,647
Intangible assets, net	—	—	3,611	—	3,611
Fixed assets, net	—	—	781	—	781
Investments	—	76	236	—	312
Deferred tax assets	—	647	309	(651)	305
Intercompany receivables	—	1,447	2,453	(3,900)	—
Other non-current assets	—	310	498	(1)	807
Investments in subsidiary	10,359	9,266	8,009	(27,634)	—
TOTAL ASSETS	$10,359	$13,359	$39,069	$(33,805)	$28,982

LIABILITIES AND EQUITY

Fiduciary liabilities	—	$—	$10,063	$—	$10,063
Short-term debt and current portion of long-term debt	—	97	395	—	492
Accounts payable and accrued liabilities	—	77	1,733	—	1,810
Intercompany payables		387	1,229	(1,616)	—
Other current liabilities	—	1	584	(1)	584
Total Current Liabilities	—	562	14,004	(1,617)	12,949
Long-term debt	—	3,279	735	—	4,014
Deferred tax liabilities	—	—	1,314	(651)	663
Pension and other post employment liabilities	—	1,202	694	—	1,896
Intercompany payables	2,108	155	1,639	(3,902)	—
Other non-current liabilities	—	152	1,003	(1)	1,154
TOTAL LIABILITIES	2,108	5,350	19,389	(6,171)	20,676

TOTAL AON SHAREHOLDERS’ EQUITY	8,251	8,009	19,625	(27,634)	8,251
Noncontrolling interests	—	—	55	—	55
TOTAL EQUITY	8,251	8,009	19,680	(27,634)	8,306

TOTAL LIABILITIES AND EQUITY	$10,359	$13,359	$39,069	$(33,805)	$28,982

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES

CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$—	$(201)	$1,219	$—	$1,018

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of long-term investments	—	133	57	—	190
Purchases of long-term investments	—	(20)	(10)	—	(30)
Net sales of short-term investments - non-fiduciary	—	115	(123)	—	(8)
Acquisition of businesses, net of cash acquired	—	(5)	(92)	—	(97)
Capital expenditures		—	(241)	—	(241)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	—	223	(409)	—	(186)

CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	—	(828)	—	—	(828)
Advances from (to) affiliates	—	768	(768)	—	—
Issuance of shares for employee benefit plans	—	201	—	—	201
Issuance of debt	—	1,290	383	—	1,673
Repayment of debt	—	(1,288)	(400)	—	(1,688)
Cash dividends to shareholders	—	(200)	—	—	(200)
Purchase of shares from noncontrolling interests	—	—	(24)	—	(24)
Dividends paid to noncontrolling interests	—	—	(30)	—	(30)
CASH PROVDED BY (USED FOR) FINANCING ACTIVITIES	—	(57)	(839)	—	(896)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	(10)	—	(10)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	(35)	(39)	—	(74)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	14	332	—	346
CASH AND CASH EQUIVALENTS AT END OF YEAR	$—	$(21)	$293	$—	$272

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES

CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$—	$(99)	$882	$—	$783

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of long-term investments	—	54	36		90
Purchases of long-term investments	—	(24)	(10)		(34)
Net sales of short-term investments - non-fiduciary	—	(262)	(75)		(337)
Acquisition of businesses, net of cash acquired	—	(2,001)	(77)		(2,078)
Capital expenditures	—	—	(180)		(180)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	—	(2,233)	(306)	—	(2,539)

CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	—	(250)	—	—	(250)
Advances from (to) affiliates	—	163	(163)	—	—
Issuance of shares for employee benefit plans	—	194	—	—	194
Issuance of debt	—	2,592	313	—	2,905
Repayment of debt	—	(173)	(643)	—	(816)
Cash dividends to shareholders	—	(175)	—	—	(175)
Purchase of shares from noncontrolling interests	—	—	(15)	—	(15)
Dividends paid to noncontrolling interests	—	—	(20)	—	(20)
CASH USED FOR FINANCING ACTIVITIES	—	2,351	(528)	—	1,823

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	62	—	62
NET DECREASE IN CASH AND CASH EQUIVALENTS	—	19	110	—	129
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	(5)	222	—	217
CASH AND CASH EQUIVALENTS AT END OF YEAR	$—	$14	$332	$—	$346

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2009
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES

CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$—	$102	$398	$—	$500

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of long-term investments	—	68	5	—	73
Purchases of long-term investments	—	(18)	(140)	—	(158)
Net sales of short-term investments - non-fiduciary	—	300	(41)	—	259
Acquisition of businesses, net of cash acquired	—	(150)	(113)	—	(263)
Capital expenditures	—	—	(140)	—	(140)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	—	200	(429)	—	(229)

CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury	—	(590)	—	—	(590)
Advances from (to) affiliates	—	300	(300)	—	—
Issuance of shares for employee benefit plans	—	163	—	—	163
Issuance of debt	—	—	1,093	—	1,093
Repayment of debt	—	—	(1,118)	—	(1,118)
Cash dividends to shareholders	—	(165)	—	—	(165)
Purchase of shares from noncontrolling interests	—	—	(3)	—	(3)
Dividends paid to noncontrolling interests	—	—	(32)	—	(32)
CASH USED FOR FINANCING ACTIVITIES	—	(292)	(360)	—	(652)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	16	—	16
NET DECREASE IN CASH AND CASH EQUIVALENTS	—	10	(375)	—	(365)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	(15)	597	—	582
CASH AND CASH EQUIVALENTS AT END OF YEAR	$—	$(5)	$222	$—	$217

Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income.
Comprehensive Income

21. Comprehensive Income

In June 2011, the FASB issued guidance that updates principles related to the presentation of comprehensive income. The revised guidance requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements and eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder’s equity. The Company retrospectively applied this guidance for all periods presented within this Form 8-k, with no material impact on its consolidated financial statements.

Company Redomestication	12 Months Ended
Dec. 31, 2011
Company Redomestication
Company Redomestication

22. Company Redomestication

On April 2, 2012, the reorganization of the corporate structure of the group of companies controlled by Aon Corporation  as holding company of the Aon group was completed, pursuant to which Aon Corporation merged with one of its indirect, wholly-owned subsidiaries and Aon plc became the publicly-held parent company of the Aon group. This transaction is referred to as the Redomestication. In the Redomestication, each issued and outstanding share of Aon Corporation common stock held by stockholders of Aon Corporation was converted into the right to receive one Class A Ordinary Share, nominal value $0.01 per share, of Aon plc. Likewise, equity incentive and compensation plans were assumed by Aon plc and amended to provide that those plans will now provide for the award and issuance of Class A Ordinary Shares instead of shares of common stock of Aon Corporation on a one-for-one basis. Shares of treasury stock of Aon Corporation were cancelled in the Redomestication. The 2010 Share Repurchase Program, which related to common stock of Aon Corporation and preceded the Redomestication, did not extend to shares of Aon plc. In April 2012, the Company’s Board of Directors therefore authorized a share repurchase program under which up to $5.0 billion of Class A ordinary shares may be repurchased (“2012 Share Repurchase Program”). Under this program, shares may be repurchased through the open market or in privately negotiated transactions, from time to time, based on prevailing market conditions, and will be funded from available capital.

Summary of Significant Accounting Principles and Practices (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Principles and Practices
Reclassifications and Change in Presentation

Reclassifications and Change in Presentation

        Certain amounts in prior years' consolidated financial statements and related notes have been reclassified to conform to the 2011 presentation.

        Changes in the presentation of the Consolidated Statements of Cash Flows for 2010 and 2009 were made related to "Net (purchase) sales of short-term investments — funds held on behalf of clients." This line item had previously been presented in cash flows from investing activities and is now included in cash flows from operating activities. The Company believes this provides greater clarity into the operating and investing activities of the Company as this amount was offset by "Changes in funds held on behalf of clients" in the cash flows from operating activities. Although the Company invests funds held on behalf of clients, the handling of client money is believed to be part of the Company's day-to-day operating activities. The current year presentation separates "Fiduciary receivables," "Fiduciary liabilities," and "Short-term investments — funds held on behalf of clients" which, when taken together, net to zero. These three line items represent the changes in fiduciary funds when aggregated.

Use of Estimates

Use of Estimates

        The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Aon adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, and foreign currency movements have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Revenue Recognition

Revenue Recognition

        Risk Solutions segment revenues include insurance commissions and fees for services rendered and investment income on funds held on behalf of clients. Revenues are recognized when they are realized or realizable. The Company considers revenues to be earned and realized or realizable when there is persuasive evidence of an arrangement with a client, there is a fixed or determinable price, services have been rendered, and collectability is reasonably assured. For brokerage commissions, revenue is typically considered to be earned and realized or realizable at the completion of the placement process. Commission revenues are recorded net of allowances for estimated policy cancellations, which are determined based on an evaluation of historical and current cancellation data. Commissions on premiums billed directly by insurance carriers are recognized as revenue when the Company has sufficient information to conclude the amount due is determinable, which may not occur until cash is received from the insurance carrier. In instances when commissions relate to policy premiums that are billed in installments, revenue is recognized when the Company has sufficient information to determine the appropriate billing and the associated commission. Fees for services provided to clients are generally recognized ratably over the period that the services are rendered. Investment income is recognized as it is earned and realized or realizable.

        HR Solutions segment revenues consist primarily of fees paid by clients for consulting advice and outsourcing contracts. Fees paid by clients for consulting services are typically charged on an hourly, project or fixed-fee basis. Revenues from time-and-materials or cost-plus arrangements are recognized as services are performed. Revenues from fixed-fee contracts are generally recognized ratably over the term of the contract. Reimbursements received for out-of-pocket expenses are recorded as a component of revenues. The Company's outsourcing contracts typically have three-to-five year terms for benefits services and five-to-ten year terms for human resources business process outsourcing ("HR BPO") services. The Company recognizes revenues as services are performed. The Company also receives implementation fees from clients either up-front or over the ongoing services period as a component of the fee per participant. Lump sum implementation fees received from a client are initially deferred and generally recognized ratably over the ongoing contract services period. If a client terminates an outsourcing services arrangement prior to the end of the contract, a loss on the contract may be recorded, if necessary, and any remaining deferred implementation revenues would then be recognized into earnings over the remaining service period through the termination date. Services provided outside the scope of the Company's outsourcing contracts are recognized on a time-and-material or fixed-fee basis.

        In connection with the Company's long-term outsourcing service agreements, highly customized implementation efforts are often necessary to set up clients and their human resource or benefit programs on the Company's systems and operating processes. For outsourcing services sold separately or accounted for as a separate unit of accounting, specific, incremental and direct costs of implementation incurred prior to the services going live are generally deferred and amortized over the period that the related ongoing services revenue is recognized. Such costs may include internal and external costs for coding or customizing systems, costs for conversion of client data and costs to negotiate contract terms. For outsourcing services that are accounted for as a combined unit of accounting, specific, incremental and direct costs of implementation, as well as ongoing service delivery costs incurred prior to revenue recognition commencing, are deferred and amortized over the remaining contract services period. Contracts are assessed periodically to determine if they are onerous, in which case a loss is recognized in the current period. Deferred costs are assessed for recoverability to the extent the deferred cost exceeds related deferred revenue.

Stock Compensation Costs

Stock Compensation Costs

        Share-based payments to employees, including grants of employee stock options, restricted stock and restricted stock units ("RSUs"), performance share awards ("PSAs") as well as employee stock purchases related to the Employee Stock Purchase Plan, are measured based on estimated grant date fair value. The Company recognizes compensation expense over the requisite service period for awards expected to ultimately vest. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Pension and Other Post Retirement Benefits

Pension and Other Post-Retirement Benefits

        The Company has net period cost relating to its pension and other post-retirement benefit plans based on calculations that include various actuarial assumptions, including discount rates, assumed rates of return on plan assets, inflation rates, mortality rates, compensation increases, and turnover rates. The Company reviews its actuarial assumptions on an annual basis and modifies these assumptions based on current rates and trends. The effects of gains, losses, and prior service costs and credits are amortized over future service periods or future estimated lives if the plans are frozen. The funded status of each plan, calculated as the fair value of plan assets less the benefit obligation, is reflected in the Company's Consolidated Statements of Financial Position using a December 31 measurement date.

Net Income per Share

Net Income per Share

        Basic net income per share is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding, including participating securities, which consist of unvested stock awards with non-forfeitable rights to dividends. Diluted net income per share is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding, which have been adjusted for the dilutive effect of potentially issuable common shares (excluding those that are considered participating securities), including certain contingently issuable shares. The diluted earnings per share calculation reflects the more dilutive effect of either (1) the two-class method that assumes that the participating securities have not been exercised, or (2) the treasury stock method.

        Certain common stock equivalents, related primarily to options, were not included in the computation of diluted income per share because their inclusion would have been antidilutive.

Cash and Cash Equivalents

Cash and Cash Equivalents

        Cash and cash equivalents include cash balances and all highly liquid investments with initial maturities of three months or less. Cash and cash equivalents included restricted balances of $191 million and $60 million at December 31, 2011 and 2010, respectively. The increase in the restricted balances is primarily due to a requirement for the Company to hold approximately $120 million of operating funds in the U.K.

Short-term Investments

Short-term Investments

        Short-term investments include certificates of deposit, money market funds and highly liquid debt instruments purchased with initial maturities in excess of three months but less than one year and are carried at amortized cost, which approximates fair value.

Fiduciary Assets and Liabilities

Fiduciary Assets and Liabilities

        In its capacity as an insurance agent and broker, Aon collects premiums from insureds and, after deducting its commission, remits the premiums to the respective insurers. Aon also collects claims or refunds from insurers on behalf of insureds. Uncollected premiums from insureds and uncollected claims or refunds from insurers are recorded as Fiduciary assets in the Company's Consolidated Statements of Financial Position. Unremitted insurance premiums and claims are held in a fiduciary capacity and the obligation to remit these funds is recorded as Fiduciary liabilities in the Company's Consolidated Statements of Financial Position. Some of the Company's outsourcing agreements also require it to hold funds to pay certain obligations on behalf of clients. These funds are also recorded as Fiduciary assets with the related obligation recorded as Fiduciary liabilities in the Company's Consolidated Statements of Financial Position.

        Aon maintained premium trust balances for premiums collected from insureds but not yet remitted to insurance companies of $4.2 billion and $3.5 billion at December 31, 2011 and 2010, respectively. These funds and a corresponding liability are included in Fiduciary assets and Fiduciary liabilities, respectively, in the accompanying Consolidated Statements of Financial Position.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

        The Company's allowance for doubtful accounts with respect to receivables is based on a combination of factors, including evaluation of historical write-offs, aging of balances and other qualitative and quantitative analyses. Receivables included an allowance for doubtful accounts of $104 million and $102 million at December 31, 2011 and 2010, respectively.

Fixed Assets

Fixed Assets

        Fixed assets are stated at cost, less accumulated depreciation. Included in this category is internal use software, which is software that is acquired, internally developed or modified solely to meet internal needs, with no plan to market externally. Costs related to directly obtaining, developing or upgrading internal use software are capitalized. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets, which are generally as follows:

Asset Description	Asset Life

Software	3 to 7 years
Leasehold improvements	Lesser of estimated useful life or lease term
Furniture, fixtures and equipment	4 to 10 years
Computer equipment	4 to 6 years
Buildings	35 years
Automobiles	6 years

Investments

Investments

        The Company accounts for investments as follows:

  •
  Equity method investments — Aon accounts for limited partnership and other investments using the equity method of accounting if Aon has the ability to exercise significant influence over, but not control of, an investee. Significant influence generally represents an ownership interest between 20% and 50% of the voting stock of the investee. Under the equity method of accounting, investments are initially recorded at cost and are subsequently adjusted for additional capital contributions, distributions, and Aon's proportionate share of earnings or losses.

  •
  Cost method investments — Investments where Aon does not have an ownership interest of greater than 20% or the ability to exert significant influence over the operations of the investee are carried at cost.

  •
  Fixed-maturity securities are classified as available for sale and are reported at fair value with any resulting unrealized gain or loss recorded directly to stockholders' equity as a component of Accumulated other comprehensive loss in the Company's Consolidated Statement of Financial Position, net of deferred income taxes. Interest on fixed-maturity securities is recorded in Interest income in the Company's Consolidated Statements of Income when earned and is adjusted for any amortization of premium or accretion of discount.

        The Company assesses any declines in the fair value of investments to determine whether such declines are other-than-temporary. This assessment is made considering all available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the entity issuing the security, and the Company's ability and intent to hold the investment until recovery of its cost basis. Other-than-temporary impairments of investments are recorded as part of Other income in the Consolidated Statements of Income in the period in which the determination is made.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

        Goodwill represents the excess of acquisition cost over the fair value of the net assets in the acquisition of a business. Goodwill is allocated to various reporting units, which are one reporting level below the operating segment. Upon disposition of a business entity, goodwill is allocated to the disposed entity based on the fair value of that entity compared to the fair value of the reporting unit in which it was included. Goodwill is not amortized, but instead is tested for impairment at least annually. The goodwill impairment test is performed at the reporting unit level. Beginning in 2011, the Company initially performs a qualitative analysis to determine if it is more likely than not that the goodwill balance is impaired. If such a determination is made, then the Company will perform a two-step quantitative analysis. First, the fair value of each reporting unit is compared to its book value. If the fair value of the reporting unit is less than its book value, the Company performs a hypothetical purchase price allocation based on the reporting unit's fair value to determine the fair value of the reporting unit's goodwill. Fair value is determined using a combination of present value techniques and market prices of comparable businesses.

        Intangible assets include customer related and contract based assets representing primarily client relationships and non-compete covenants, trademarks, and marketing and technology related assets. These intangible assets, with the exception of trademarks, are amortized over periods ranging from 1 to 13 years, with a weighted average original life of 10 years. Trademarks are generally not amortized as such assets have been determined to have indefinite useful lives, and are tested at least annually for impairments using an analysis of expected future cash flows. Interim impairment testing may be performed when events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.

Derivatives

Derivatives

        Derivative instruments are recognized in the Consolidated Statements of Financial Position at fair value. Where the Company has entered into master netting agreements with counterparties, the derivative positions are netted by counterparty and are reported accordingly in other assets or other liabilities. Changes in the fair value of derivative instruments are recognized immediately in earnings, unless the derivative is designated as a hedge and qualifies for hedge accounting.

        The Company has historically designated the following hedging relationships for certain transactions: (i) a hedge of the change in fair value of a recognized asset or liability or firm commitment ("fair value hedge"), (ii) a hedge of the variability in cash flows from a recognized variable-rate asset or liability or forecasted transaction ("cash flow hedge"), and (iii) a hedge of the net investment in a foreign operation ("net investment hedge"). For derivatives designated as hedges and that qualify as part of a hedging relationship, changes in fair value of the derivative instrument are deferred until the period in which the hedged item affects earnings.

        In order for a derivative to qualify for hedge accounting, the derivative must be formally designated as a fair value, cash flow, or a net investment hedge by documenting the relationship between the derivative and the hedged item. The documentation must include a description of the hedging instrument, the hedged item, the risk being hedged, Aon's risk management objective and strategy for undertaking the hedge, the method for assessing the effectiveness of the hedge, and the method for measuring hedge ineffectiveness. Additionally, the hedge relationship must be expected to be highly effective at offsetting changes in either the fair value or cash flows of the hedged item at both the inception of the hedge and on an ongoing basis. Aon assesses the ongoing effectiveness of its hedges and measures and records hedge ineffectiveness, if any, at the end of each quarter.

        For a derivative designated as hedging the exposure to changes in the fair value of a recognized asset or liability or a firm commitment (a fair value hedge), the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. The effect is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value. For a cash flow hedge that qualifies for hedge accounting, the effective portion of the change in fair value of a hedging instrument is recognized in Other Comprehensive Income ("OCI") and subsequently recognized in income when the hedged item affects earnings. The ineffective portion of the change in fair value is recognized immediately in earnings. For a net investment hedge, the effective portion of the change in fair value of the hedging instrument is recognized in OCI as part of the cumulative translation adjustment, while the ineffective portion is recognized immediately in earnings.

        Changes in the fair value of a derivative that is not designated as part of a hedging relationship (known as an "economic hedge") are recorded in either Interest income or Other general expenses (depending on the underlying exposure) in the Consolidated Statements of Income.

        The Company discontinues hedge accounting prospectively when (1) the derivative expires or is sold, terminated, or exercised, (2) the qualifying criteria are no longer met, or (3) management removes the designation of the hedge.

        When hedge accounting is discontinued because the derivative no longer qualifies as a fair value hedge, the Company continues to carry the derivative in the Consolidated Statements of Financial Position at its fair value, recognizes subsequent changes in the fair value of the derivative in the Consolidated Statements of Income, ceases to adjust the hedged asset or liability for changes in its fair value and accounts for the carrying amount (including the basis adjustment caused by designating the item as a hedged item) of the hedged asset, liability or firm commitment in accordance with GAAP applicable to those assets or liabilities.

        When hedge accounting is discontinued because the derivative continues to exist but no longer qualifies as a cash flow hedge, the Company continues to carry the derivative in the Consolidated Statements of Financial Position at its fair value, recognizes subsequent changes in the fair value of the derivative in the Consolidated Statements of Income, and continues to defer the derivative gain or loss in accumulated OCI (unless the forecasted transaction is deemed probable not to occur, at which time it would be reclassed to earnings) until the hedged forecasted transaction affects earnings. If the hedged forecasted transaction is not probable of occurring in the time period described in the hedge documentation or within a two month period of time thereafter, the deferred derivative gain or loss is immediately reclassified into earnings.

Foreign Currency

Foreign Currency

        Certain of the Company's non-US operations use their respective local currency as their functional currency. These operations that do not have the U.S. dollar as their functional currency translate their financial statements at the current rates of exchange in effect at the balance sheet date and revenues and expenses using rates that approximate those in effect during the period. The resulting translation adjustments are included as a component of stockholders' equity in Accumulated other comprehensive loss in the Consolidated Statements of Financial Position. Gains and losses from the remeasurement of monetary assets and liabilities that are denominated in a non-functional currency are included in Other general expenses within the Consolidated Statements of Income. The effect of foreign exchange gains and losses on the Consolidated Statements of Income was a gain of $10 million in 2011, and losses of $18 million and $26 million in 2010 and 2009, respectively. Included in these amounts were derivative losses of $20 million, $11 million and $15 million in 2011, 2010, and 2009, respectively.

Income Taxes

Income Taxes

        Deferred income taxes are recognized for the effect of temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted marginal tax rates and laws that are currently in effect. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in the period when the rate change is enacted.

        Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. Significant weight is given to evidence that can be objectively verified. Deferred tax assets are realized by having sufficient future taxable income to allow the related tax benefits to reduce taxes otherwise payable. The sources of taxable income that may be available to realize the benefit of deferred tax assets are future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carry-forwards, taxable income in carry-back years and tax planning strategies that are both prudent and feasible.

        The Company recognizes the effect of income tax positions only if sustaining those positions is more likely than not. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs. The Company records penalties and interest related to unrecognized tax benefits in Income taxes in the Company's Consolidated Statements of Income.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities

        The Company uses two primary consolidation models under U.S. GAAP: the variable interest model, which is the primary model initially considered for all entities, and the voting model.

        Under the variable interest model, the Company consolidates a variable interest entity when it has a variable interest (or combination thereof) that provides the Company with a controlling financial interest. In determining if the Company has a controlling financial interest, management assesses the characteristics of the Company's variable interest (including involvement of related parties) in the variable interest entity, as well as the involvement of other variable interest holders. The Company has a controlling financial interest in a variable interest entity if it concludes that it has both (1) the power to direct the activities of the variable interest entity that are most important to the entity's economic performance and (2) the obligation to absorb losses and the right to receive benefits from the entity that could potentially be significant to the variable interest entity. If these conditions are met, the Company is the primary beneficiary of the variable interest entity and thus consolidates the entity in its Consolidated Financial Statements.

        For entities that fall under the voting model, the Company generally determines if it should consolidate the entity based on percentage ownership. Under this model, generally, if the Company owns more than 50% of the voting interest in the entity, it is consolidated.

Summary of Significant Accounting Principles and Practices (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Principles and Practices
Schedule of estimated useful lives of assets

Asset Description	Asset Life

Software	3 to 7 years
Leasehold improvements	Lesser of estimated useful life or lease term
Furniture, fixtures and equipment	4 to 10 years
Computer equipment	4 to 6 years
Buildings	35 years
Automobiles	6 years

Other Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Other Financial Data
Other Income

Years ended December 31	2011	2010	2009

Equity earnings	$7	$18	$18
Realized gain (loss) on sale of investments	18	(2)	(1)
(Loss) gain on disposal of businesses	—	(4)	13
(Loss) gain on extinguishment of debt	(19)	(8)	5
Other	(1)	(4)	(1)

	$5	$—	$34

Components of Fixed assets, net

As of December 31	2011	2010

Software	$730	$662
Leasehold improvements	407	436
Furniture, fixtures and equipment	326	342
Computer equipment	274	245
Land and buildings	108	108
Automobiles	39	39
Construction in progress	87	45

	1,971	1,877
Less: Accumulated depreciation	1,188	1,096

Fixed assets, net	$783	$781

Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions
Consideration transferred and preliminary value of intangible assets

Years ended December 31	2011	2010

Consideration transferred:
Hewitt	$—	$4,932
Other acquisitions	103	157

Total	$103	$5,089

Intangible assets:
Goodwill:
Hewitt	$50	$2,715
Other acquisitions	76	59
Other intangible assets:
Hewitt	—	2,905
Other acquisitions	33	78

Total	$159	$5,757

Calculation of the final consideration transferred to acquire Hewitt's stock

$ and common share data in millions, except per share data

Cash consideration
Cash electing consideration
Number of shares of Hewitt common shares outstanding electing cash consideration	7.78
Cash consideration per common share outstanding	$50.46

Total cash paid to Hewitt shareholders electing cash consideration	$393

Mixed consideration
Number of shares of Hewitt common shares outstanding electing mixed consideration or not making an election	44.52
Cash consideration per common share outstanding	$25.61

Total cash paid to Hewitt shareholders electing mixed consideration or not making an election	$1,140

Stock electing consideration
Number of shares of Hewitt common shares outstanding electing stock consideration	43.67
Cash consideration per common share outstanding	$21.19

Total cash paid to Hewitt shareholders electing stock consideration	$925

Total cash consideration		$2,458
Stock consideration
Stock electing consideration
Number of shares of Hewitt common shares outstanding electing stock consideration	43.67
Exchange ratio	0.7494

Aon shares issued to Hewitt stockholders electing stock consideration	32.73

Mixed consideration
Number of shares of Hewitt common shares outstanding electing mixed consideration or not making an election	44.52
Exchange ratio	0.6362

Aon shares issued to Hewitt shareholders electing mixed consideration or not making an election	28.32

Total Aon common shares issued	61.05

Aon's closing common share price as of October 1, 2010	$39.28

Total fair value of stock consideration		$2,398
Fair value of Hewitt stock options converted to options to acquire Aon common stock		$76

Total fair value of cash and stock consideration		$4,932

Summary of the preliminary values of assets acquired and liabilities assumed as of the acquisition date

Amounts recorded as of the acquisition date

Working capital (1)	$348
Property, equipment, and capitalized software	297
Identifiable intangible assets:
Customer relationships	1,800
Trademarks	890
Technology	215
Other noncurrent assets (2)	344
Long-term debt	346
Other noncurrent liabilities (3)	360
Net deferred tax liability (4)	1,021

Net assets acquired	2,167
Goodwill	2,765

Total consideration transferred	$4,932

(1)
Includes cash and cash equivalents, short-term investments, client receivables, other current assets, accounts payable and other current liabilities.

(2)
Includes primarily deferred contract costs and long-term investments.

(3)
Includes primarily unfavorable lease obligations and deferred contract revenues.

(4)
Included in Other current assets ($31 million), Deferred tax assets ($30 million), Other current liabilities ($7 million) and Deferred tax liabilities ($1.1 billion) in the Company's Consolidated Statements of Financial Position.

Hewitt's results of operations included in entity's consolidated statements of income

Hewitt's operations included in Aon's 2010 results

Revenues	$791
Operating income (1)	23

(1)
Includes amortization related to identifiable intangible assets ($37 million), acquisition and integration costs ($18 million) and restructuring expenses ($52 million).

Pro forma consolidated results of operations, Hewitt merger

	2010	2009

Revenue	$10,831	$10,669

Net income from continuing operations attributable to Aon stockholders	$736	$758

Earnings per share from continuing operations attributable to Aon stockholders
Basic	$2.17	$2.20
Diluted	$2.14	$2.15

Gains (losses) recorded as a result of dispositions

Years ended December 31	2011	2010	2009

Revenues:
AIS	$—	$—	$—
Other	—	—	—

Total revenues	$—	$—	$—

Income before income taxes:
Operations:
AIS	$—	$—	$—
Other	—	—	5

	—	—	5
Gain (loss) on sale:
AIS	—	—	86
Other	5	(39)	(8)

	5	(39)	78

Total pretax gain (loss)	$5	$(39)	$83

Net (loss) income:
Operations	$—	$—	$3
Gain (loss) on sale	4	(27)	108

Total	$4	$(27)	$111

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Schedule of changes in the net carrying amount of goodwill by operating segment

	Risk Solutions	HR Solutions	Total

Balance as of January 1, 2010	5,693	385	6,078
Goodwill related to Hewitt acquisition	—	2,715	2,715
Goodwill related to other acquisitions	50	9	59
Goodwill related to disposals	(2)	—	(2)
Foreign currency revaluation	(192)	(11)	(203)

Balance as of December 31, 2010	$5,549	$3,098	$8,647
Goodwill related to acquisitions	73	4	77
Goodwill related to disposals	(2)	—	(2)
Goodwill related to Hewitt acquisition	—	50	50
Goodwill related to other prior year acquisitions	—	1	1
Transfers	(83)	83	—
Foreign currency revaluation	20	(23)	(3)

Balance as of December 31, 2011	$5,557	$3,213	$8,770

Schedule of other intangible assets by asset class

	As of December 31
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets with indefinite lives:
Trademarks	$1,024	$—	$1,024	$1,024	$—	$1,024
						—
Intangible assets with finite lives:						—
Trademarks	4	1	3	3	—	3
Customer related and contract based	2,608	615	1,993	2,605	344	2,261
Marketing, technology and other	606	350	256	606	283	323

	$4,242	$966	$3,276	$4,238	$627	$3,611

Schedule of estimated future amortization expense on intangible assets

	HR Solutions	Risk Solutions	Total

2012	$294	$117	$411
2013	275	109	384
2014	239	95	334
2015	208	81	289
2016	174	71	245
Thereafter	468	121	589

	$1,658	$594	$2,252

Restructuring (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Cost
Schedule of changes in company's liabilities for its restructuring plans

	Aon Hewitt Plan	Aon Benfield Plan	2007 Plan	Other	Total

Balance at January 1, 2009	$—	$104	$101	$28	$233
Expensed	—	53	342	(1)	394
Cash payments	—	(67)	(248)	(12)	(327)
Purchase accounting adjustment	—	(49)	—	—	(49)
Foreign exchange translation and other	—	4	7	1	12

Balance at December 31, 2009	$—	$45	$202	$16	$263

Assumed Hewitt restructuring liability (1)	43	—	—	—	43
Expensed	52	24	92	—	168
Cash payments	(8)	(38)	(178)	(8)	(232)
Foreign exchange translation and other	1	(5)	(3)	2	(5)

Balance at December 31, 2010	$88	$26	$113	$10	$237

Expensed	98	19	(11)	—	106
Cash payments	(93)	(24)	(59)	(2)	(178)
Foreign exchange translation and other	2	(1)	7	—	8

Balance at December 31, 2011	$95	$20	$50	$8	$173

(1)
The Company assumed a $43 million net real estate related restructuring liability in connection with the Hewitt acquisition.

Aon Hewitt Restructuring Plan
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	2011	2010	Estimated Total Cost for Restructuring Plan (1)

Workforce reduction	$64	$49	$180
Lease consolidation	32	3	95
Asset impairments	7	—	47
Other costs associated with restructuring (2)	2	—	3

Total restructuring and related expenses	$105	$52	$325

(1)
Actual costs, when incurred, may vary due to changes in the assumptions built into this plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.

(2)
Other costs associated with restructuring initiatives, including moving costs and consulting and legal fees, are recognized when incurred.

Aon Hewitt Restructuring Plan | Total operating segments
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	2011	2010	Estimated Total Cost for Restructuring Plan

HR Solutions	$90	$52	$297
Risk Solutions	15	—	28

Total restructuring and related expenses	$105	$52	$325

Aon Benfield Restructuring Plan
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	Purchase Price Allocation	2009	2010	2011	Total to Date	Estimated Total Cost for Restructuring Period (1)

Workforce reduction	$32	$38	$15	$33	$118	$125
Lease consolidation	20	14	7	(15)	26	26
Asset impairments	—	2	2	—	4	4
Other costs associated with restructuring (2)	1	1	2	1	5	5

Total restructuring and related expenses	$53	$55	$26	$19	$153	$160

(1)
Actual costs, when incurred, may vary due to changes in the assumptions built into this plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.

(2)
Other costs associated with restructuring initiatives, including moving costs and consulting and legal fees, are recognized when incurred.

2007 Restructuring Plan
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	2007	2008	2009	2010	2011	Total 2007 Plan

Workforce reduction	$17	$166	$251	$72	$(2)	$504
Lease consolidation	22	38	78	15	(9)	$144
Asset impairments	4	18	15	2	—	$39
Other costs associated with restructuring (1)	3	29	13	5	—	$50

Total restructuring and related expenses	$46	$251	$357	$94	$(11)	$737

2007 Restructuring Plan | Total operating segments
Restructuring and Related Cost
Schedule of restructuring and related expenses by type

	2007	2008	2009	2010	2011	Total 2007 Plan

Risk Solutions	$41	$234	$322	$84	$(10)	$671
HR Solutions	5	17	35	10	(1)	$66

Total restructuring and related expenses	$46	$251	$357	$94	$(11)	$737

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments
Schedule of interest bearing assets

As of December 31	2011	2010

Cash and cash equivalents	$272	$346
Short-term investments	785	785
Fiduciary assets (1)	4,190	3,489
Investments	239	312

	$5,486	$4,932

(1)
Fiduciary assets does not include fiduciary receivables

Schedule of investments

As of December 31	2011	2010

Equity method investments	$164	$174
Other investments, at cost (1)	60	123
Fixed-maturity securities	15	15

	$239	$312

(1)
The reduction in other investments, at cost is primarily due to sales and redemptions

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Summary of outstanding debt

As of December 31	2011	2010

Term loan credit facility due October 2013 (LIBOR + 1.38%)	$428	$—
Term loan credit facility (LIBOR + 2.5%)	—	975
8.205% junior subordinated deferrable interest debentures due January 2027	687	687
6.25% EUR 500 debt securities due July 2014	653	667
5.00% senior notes due September 2020	598	598
3.50% senior notes due September 2015	597	597
3.125% senior notes due May 2016	500	—
4.76% CAD 375 debt securities due March 2018	368	—
5.05% CAD 375 debt securities due April 2011	—	372
6.25% senior notes due September 2040	297	297
7.375% debt securities due December 2012	225	225
Other	139	88

Total debt	4,492	4,506
Less short-term and current portion of long-term debt	337	492

Total long-term debt	$4,155	$4,014

Repayments of long-term debt

2012	$337
2013	404
2014	673
2015	612
2016	509
Thereafter	1,957

$4,492

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Lease Commitments
Rental expenses for operating leases

Years ended December 31	2011	2010	2009

Rental expense	$525	$429	$346
Sub lease rental income	71	57	52

Net rental expense	$454	$372	$294

Future minimum rental payments under operating leases for continuing operations that have initial or remaining noncancelable lease terms in excess of one year, net of sublease rental income

At December 31, 2011, future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year, net of sublease rental income, are as follows (in millions):

2012	$395
2013	373
2014	334
2015	296
2016	257
Thereafter	984

Total minimum payments required	$2,639

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Income from continuing operations before income tax

Years ended December 31	2011	2010	2009

Income from continuing operations before income taxes:
U.S.	$301	$21	$215
International	1,083	1,038	734

Total	$1,384	$1,059	$949

Income taxes (benefit):
Current:
U.S. federal	$(17)	$16	$32
U.S. state and local	35	10	23
International	217	202	150

Total current	235	228	205

Deferred:
U.S. federal	109	47	49
U.S. state and local	14	13	5
International	20	12	9

Total deferred	143	72	63

Total income tax expense	$378	$300	$268

Reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the Consolidated Financial Statements

Years ended December 31	2011	2010	2009

Statutory tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.3	1.1	2.0
Taxes on international operations	(11.5)	(12.5)	(12.0)
Nondeductible expenses	3.5	3.9	3.4
Adjustments to prior year tax requirements	(1.1)	0.5	0.1
Deferred tax adjustments, including
statutory rate changes	(0.8)	0.2	0.1
Other — net	(0.1)	0.2	(0.4)

Effective tax rate	27.3	28.4	28.2

Components of Aon's deferred tax assets and liabilities

As of December 31	2011	2010

Deferred tax assets:
Employee benefit plans	$940	$929
Net operating loss and tax credit carryforwards	484	430
Other accrued expenses	154	161
Investment basis differences	17	17
Other	100	66

Total	1,695	1,603
Valuation allowance on deferred tax assets	(219)	(257)

Total	$1,476	$1,346

Deferred tax liabilities:
Intangibles	$(1,333)	$(1,420)
Deferred revenue	(83)	(49)
Other accrued expenses	(121)	(41)
Unrealized investment gains	(21)	(5)
Unrealized foreign exchange gains	(23)	(23)
Other	(40)	(75)

Total	$(1,621)	$(1,613)

Net deferred tax liability	$(145)	$(267)

Deferred income taxes (assets and liabilities netted by jurisdiction) as classified in the Consolidated Statements of Financial Position

As of December 31,	2011	2010

Deferred tax assets — current	$19	$121
Deferred tax assets — non-current	258	305
Deferred tax liabilities — current	(121)	(30)
Deferred tax liabilities — non-current	(301)	(663)

Net deferred tax liability	$(145)	$(267)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2011	2010

Balance at January 1	$100	$77
Additions based on tax positions related to the current year	8	7
Additions for tax positions of prior years	5	4
Reductions for tax positions of prior years	(16)	(7)
Settlements	(15)	(1)
Lapse of statute of limitations	(4)	(5)
Acquisitions	40	26
Foreign currency translation	—	(1)

Balance at December 31	$118	$100

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Schedule of shares of participating securities in earnings

	Year ended December 31,
	2011	2010	2009

Income from continuing operations	$13	$15	$15
Income from discontinued operations	—	—	3

Net income	$13	$15	$18

Schedule of components of weighted average number of shares

	Year ended December 31,
	2011	2010	2009

Shares for basic earnings per share (1)	335.5	293.4	283.2
Potentially issuable common shares	5.4	4.7	7.9

Shares for diluted earnings per share	340.9	298.1	291.1

(1)
Includes 7.6 million, 6.1 million and 6.9 million shares of participating securities for the years ended December 31, 2011, 2010, and 2009 respectively.

Components of other comprehensive income (loss) and the related tax effects

Year ended December 31, 2011	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative losses arising during the year	$(44)	$15	$(29)
Reclassification adjustment	25	(9)	16

Net change in derivative losses	(19)	6	(13)
Net foreign exchange translation adjustments	(46)	3	(43)
Net post-retirement benefit obligation	(593)	197	(396)

Total other comprehensive loss	(658)	206	(452)
Less: other comprehensive income attributable to noncontrolling interest	1	—	1

Other comprehensive loss attributable to Aon stockholders	$(659)	$206	$(453)

Year ended December 31, 2010	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative losses arising during the year	$(31)	$10	$(21)
Reclassification adjustment	(5)	2	(3)

Net change in derivative losses	(36)	12	(24)
Net foreign exchange translation adjustments	(92)	(43)	(135)
Net post-retirement benefit obligation	(76)	35	(41)

Total other comprehensive loss	(204)	4	(200)
Less: other comprehensive loss attributable to noncontrolling interests	(2)	—	(2)

Other comprehensive loss attributable to Aon stockholders	$(202)	$4	$(198)

Year ended December 31, 2009	Pretax	Income Tax Benefit (Expense)	Net of Tax

Net derivative gains arising during the year	$11	$(4)	$7
Reclassification adjustment	10	(4)	6

Net change in derivative gains	21	(8)	13
Decrease in unrealized gains/losses	(17)	6	(11)
Reclassification adjustment	(2)	1	(1)

Net change in unrealized investment losses	(19)	7	(12)
Net foreign exchange translation adjustments	198	5	203
Net post-retirement benefit obligations	(583)	170	(413)

Total other comprehensive loss	(383)	174	(209)
Less: other comprehensive income attributable to noncontrolling interests	4	—	4

Other comprehensive loss attributable to Aon stockholders	$(387)	$174	$(213)

Components of other comprehensive income (loss), net of related tax

As of December 31	2011	2010	2009

Net derivative losses	$(37)	$(24)	$—
Net unrealized investment gains (1)	—	—	44
Net foreign exchange translation adjustments	124	168	301
Net postretirement benefit obligations	(2,457)	(2,061)	(2,020)

Accumulated other comprehensive loss, net of tax	$(2,370)	$(1,917)	$(1,675)

(1)
Reflects the impact of adopting new accounting guidance which resulted in the consolidation of PEPS I effective January 1, 2010.

Pretax changes in net unrealized investment gains (losses) including investments reported as assets held-for sale

Years ended December 31	2011	2010	2009

Fixed maturities	$—	$—	$(3)
Other investments	—	—	(16)

Total	$—	$—	$(19)

Components of net unrealized investment gains including investments reported as assets held-for-sale

As of December 31	2011	2010	2009

Other investments	$—	$—	$69
Deferred taxes	—	—	(25)

Net unrealized investment gains	$—	$—	$44

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Contribution Savings Plans
Expense recognized for defined contribution savings plans, included in compensation and benefits and discontinued operations in the consolidated statements of income

Years ended December 31	2011	2010	2009

U.S.	$104	$65	$56
U.K.	43	35	38

	$147	$100	$94

Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure
Reconciliation of the changes in the benefit obligations and fair value of assets and a statement of the funded status, for the U.S. plans and material international pension plans

	U.S.		International
(millions)	2011	2010	2011	2010

Change in projected benefit obligation
At January 1	$2,376	$2,139	$4,812	$4,500
Service cost	—	—	19	15
Interest cost	122	124	267	249
Participant contributions	—	—	1	1
Plan amendment	—	—	12	—
Plan transfer and acquisitions	—	—	17	203
Actuarial loss (gain)	51	34	(32)	(101)
Benefit payments	(115)	(111)	(181)	(183)
Change in discount rate	223	190	651	260
Foreign currency revaluation	—	—	17	(132)

At December 31	$2,657	$2,376	$5,583	$4,812

Accumulated benefit obligation at end of year	$2,657	$2,376	$5,508	$4,737

Change in fair value of plan assets
At January 1	$1,244	$1,153	$4,288	$3,753
Actual return on plan assets	83	175	595	403
Participant contributions	—	—	1	1
Employer contributions	113	27	364	261
Plan transfer and acquisitions	—	—	13	192
Benefit payments	(115)	(111)	(181)	(183)
Foreign currency revaluation	—	—	18	(139)

At December 31	$1,325	$1,244	$5,098	$4,288

Market related value at end of year	$1,410	$1,380	$5,098	$4,288

Amounts recognized in the Consolidated Statements of Financial Position
Amount recognized in Statement of Financial Position at December 31
Funded status	$(1,332)	$(1,132)	$(485)	$(524)
Unrecognized prior-service cost	—	—	28	17
Unrecognized loss	1,480	1,200	2,109	1,836

Net amount recognized	$148	$68	$1,652	$1,329

	U.S.		International
	2011	2010	2011	2010

Prepaid benefit cost (included in Other non-current assets)	$—	$—	$159	$59
Accrued benefit liability (included in Pension, other post retirement, and post employment liabilities)	(1,332)	(1,132)	(644)	(583)
Accumulated other comprehensive loss	1,480	1,200	2,137	1,853

Net amount recognized	148	68	1,652	1,329

Amounts recognized in Accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost

	U.S.		International
	2011	2010	2011	2010

Net loss	$1,480	$1,200	$2,109	$1,836
Prior service cost	—	—	28	17

	$1,480	$1,200	$2,137	$1,853

Components of net periodic benefit cost for the pension plans

	U.S.			International
	2011	2010	2009	2011	2010	2009

Service cost	$—	$—	$—	$19	$15	$18
Interest cost	122	124	125	267	249	236
Expected return on plan assets	(120)	(118)	(102)	(287)	(240)	(234)
Amortization of prior-service cost	—	—	(1)	1	1	—
Amortization of net actuarial loss	31	24	28	53	54	41

Net periodic benefit cost	$33	$30	$50	$53	$79	$61

Weighted-average assumptions used to determine future benefit obligations and net periodic benefit cost

The weighted-average assumptions used to determine future benefit obligations are as follows:

	U.S.		International
	2011	2010	2011	2010

Discount rate	4.33 – 4.60%	4.35 – 5.34%	4.40 – 4.94%	4.70 – 5.50%
Rate of compensation increase	N/A	N/A	2.25 – 3.55%	2.50 – 4.00%

        The weighted-average assumptions used to determine the net periodic benefit cost are as follows:

	U.S.			International
	2011	2010	2009	2011	2010	2009

Discount rate	4.35 – 5.34%	5.22% – 5.98%	6.00 – 7.08%	4.70 – 5.50%	4.00 – 6.19%	5.62 – 7.42%
Expected return on plan assets	8.80	8.80	8.70	3.20 – 7.20	4.70 – 7.00	5.48 – 7.00
Rate of compensation increase	N/A	N/A	N/A	2.00 – 4.00	2.50 – 3.60	3.25 – 3.50

Estimated Future Benefit Payments

Estimated future benefit payments for plans are as follows at December 31, 2011 (in millions):

	U.S.	International

2012	$137	$164
2013	147	172
2014	142	180
2015	148	187
2016	146	198
2017 – 2021	753	990

U.S. Pension Plan
Defined Benefit Plan Disclosure
Fair values of pension plan assets

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents (1)	$22	$22	$—	$—
Equity investments: (2)
Large cap domestic	151	151	—	—
Small cap domestic	58	—	58	—
Large cap international	97	9	88	—
Equity derivatives	173	63	110	—
Fixed income investments: (3)
Corporate bonds	355	—	355	—
Government and agency bonds	116	—	116	—
Asset-backed securities	18	—	18	—
Fixed income derivatives	83	—	83	—
Other investments:
Alternative investments (4)	191	—	—	191
Commodity derivatives (5)	19	—	19	—
Real estate and REITS (6)	42	42	—	—

Total	$1,325	$287	$847	$191

(1)
Consists of cash and institutional short-term investment funds.

(2)
Consists of equity securities, equity derivatives, and pooled equity funds.

(3)
Consists of corporate and government bonds, asset-backed securities, and fixed income derivatives.

(4)
Consists of limited partnerships, private equity and hedge funds.

(5)
Consists of long-dated options on a commodity index.

(6)
Consists of exchange traded REITS.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Highly liquid debt instruments (1)	$27	$1	$26	$—
Equity investments: (2)
Large cap domestic	247	247	—	—
Small cap domestic	22	—	22	—
Large cap international	11	11	—	—
Small cap global	—	—	—	—
Equity derivatives	231	—	231	—
Fixed income investments: (3)
Corporate bonds	395	—	395	—
Government and agency bonds	50	—	50	—
Asset-backed securities	5	—	5	—
Fixed income derivatives	6	—	6	—
Other investments:
Alternative investments (4)	193	—	—	193
Commodity derivatives (5)	18	—	18	—
Real estate and REITS (6)	39	39	—	—

Total	$1,244	$298	$753	$193

(1)
Consists of cash and institutional short-term investment funds.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds, asset-backed securities, and fixed income derivatives.

(4)
Consists of limited partnerships, private equity and hedge funds.

(5)
Consists of long-dated options on a commodity index.

(6)
Consists of exchange traded REITS.

Changes in the Level 3 fair-value category

Fair Value Measurement Using Level 3 Inputs

Balance at January 1, 2010	$138
Actual return on plan assets:
Relating to assets still held at December 31, 2010	1
Relating to assets sold during 2010	8
Purchases, sales and settlements	35
Transfer in/(out) of level 3	11

Balance at December 31, 2010	193
Actual return on plan assets:
Relating to assets still held at December 31, 2011	(8)
Relating to assets sold during 2011	1
Purchases, sales and settlements	5
Transfer in/(out) of Level 3	—

Balance at December 31, 2011	$191

International Pension Plan
Defined Benefit Plan Disclosure
Fair values of pension plan assets

		Fair Value Measurements Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash & cash equivalents	$276	$276	$—	$—
Equity investments:
Pooled funds: (1)
Global	960	—	960	—
Europe	347	—	347	—
North America	56	—	56	—
Equity securities — global (2)	128	128	—	—
Derivatives (2)	11	—	11	—
Fixed income investments:
Pooled funds (1)
Fixed income securities	823	—	823	—
Derivatives	21	—	21	—
Fixed income securities (3)	1,355	1,299	56	—
Annuities	419	—	—	419
Derivatives (3)	178	—	178	—
Other investments:
Pooled funds: (1)
Commodities	26	—	26	—
REITS	4	—	4	—
Real estate (4)	134	—	—	134
Derivatives	14	—	14	—
Alternative investments (5)	346	—	—	346

Total	$5,098	$1,703	$2,496	$899

(1)
Consists of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds and fixed income derivatives.

(4)
Consists of property funds and trusts holding direct real estate investments.

(5)
Consists of limited partnerships, private equity and hedge funds.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash & cash equivalents	$54	$54	$—	$—
Equity investments:
Pooled funds: (1)
Global	823	—	661	162
Europe	574	—	574	—
North America	133	—	133	—
Asia Pacific	67	—	67	—
Other equity securities — global (2)	129	121	8	—
Fixed income investments:
Pooled funds (1)	947	—	907	40
Fixed income securities (3)	805	—	805	—
Annuities	380	—	—	380
Derivatives (3)	(28)	—	(28)	—
Other investments:
Pooled Funds: (1)
Commodities	34	—	34	—
REITS	8	—	8	—
Real estate (4)	127	—	—	127
Alternative investments (5)	235	—	17	218

Total	$4,288	$175	$3,186	$927

(1)
Consists of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds and fixed income derivatives.

(4)
Consists of property funds and trusts holding direct real estate investments.

(5)
Consists of limited partnerships, private equity and hedge funds.

Changes in the Level 3 fair-value category

	Fair Value Measurements Using Level 3 Inputs
	Global	Fixed	Annuities	Real Estate	Alternative Investments	Total

Balance at January 1, 2010	$145	$—	$432	$136	$33	$746
Actual return on plan assets:
Relating to assets still held at December 31, 2010	20	2	(38)	9	7	—
Relating to assets sold during 2010	2	—	—	—	2	4
Purchases, sales and settlements	10	38	—	(12)	176	212
Foreign Exchange	(15)	—	(14)	(6)	—	(35)

Balance at December 31, 2010	162	40	380	127	218	927
Actual return on plan assets:
Relating to assets still held at December 31, 2011	—	—	35	3	—	38
Relating to assets sold during 2011	—	—	—	—	1	1
Purchases, sales and settlements	—	—	—	2	86	88
Transfers in/(out) of Level 3 (1)	(162)	(40)	—	1	41	(160)
Foreign Exchange	—	—	4	1	—	5

Balance at December 31, 2011	$—	$—	$419	$134	$346	$899

(1)
During 2011, a pooled global equity fund with a fair value of $162 million was transferred to Level 2 due to increased observability of the inputs. Additionally, a fund of funds with a fair value of $40 million was reclassified within Level 3 to be consistent with other similar fund of funds classified as Alternative Investments within the fair value hierarchy.

U.S. and Canadian Other Post-Retirement Benefits
Defined Benefit Plan Disclosure
Reconciliation of the changes in the benefit obligations and fair value of assets and a statement of the funded status, for the U.S. plans and material international pension plans

	2011	2010

Accumulated projected benefit obligation	$134	$119
Fair value of plan assets	20	22

Funded status	(114)	(97)

Unrecognized prior-service credit	(8)	(11)
Unrecognized loss	25	9

Net amount recognized	$(97)	$(99)

Other information related to the Company's other post-retirement benefit plans

	2011	2010	2009

Net periodic benefit cost recognized (millions)	$6	$4	$4
Weighted-average discount rate used to determine future benefit obligations	4.33 – 5.00%	4.92 – 6.00%	5.90 – 6.19%
Weighted-average discount rate used to determine net periodic benefit costs	4.92 – 6.00%	5.90 – 6.19%	6.22 – 7.50%

Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans
Stock-based compensation expense recognized in continuing operations

Years ended December 31	2011	2010	2009

Restricted Stock Units ("RSUs")	$142	$138	$124
Performance Share Awards ("PSAs")	78	62	60
Stock options	9	17	21
Employee stock purchase plans	6	4	4

Total stock-based compensation expense	235	221	209
Tax benefit	77	75	68

Stock-based compensation expense, net of tax	$158	$146	$141

Non-vested stock awards

	2011		2010		2009
Years ended December 31	Shares	Fair Value (1)	Shares	Fair Value (1)	Shares	Fair Value (1)

Non-vested at beginning of year	10,674	$38	12,850	$36	14,060	$35
Granted	3,506	51	3,817	40	3,786	38
Vested	(3,773)	39	(5,278)	35	(4,330)	33
Forfeited	(491)	39	(715)	35	(666)	37

Non-vested at end of year	9,916	42	10,674	38	12,850	36

(1)
Represents per share weighted average fair value of award at date of grant.

Performance-based plans

	2011	2010	2009

Target PSUs granted	1,715	1,390	3,754
Fair Value (1)	$50	$39	$38
Number of shares that would be issued based on current performance levels	1,772	1,397	2,300
Unamortized expense, based on current performance levels	$60	$18	$4

(1)
Represents per share weighted average fair value of award at date of grant.

Weighted average assumptions, average expected life and estimated fair value of employee stock options

Years ended December 31	2011	2010	2009

	All Other Options	All Other Options	LPP Options	SSP Options	All Other Options

Weighted average volatility	26.1%	28.5%	35.5%	34.1%	32.0%
Expected dividend yield	1.3%	1.6%	1.3%	1.5%	1.5%
Risk-free rate	2.2%	3.0%	1.5%	2.0%	2.6%

Weighted average expected life, in years	5.5	6.1	4.4	5.6	6.5
Weighted average estimated fair value per share	$10.92	$10.37	$12.19	$11.82	$12.34

Stock options and related information

Years ended December 31	2011		2010		2009

	Shares	Weighted- Average Exercise Price Per Share	Shares	Weighted- Average Exercise Price Per Share	Shares	Weighted- Average Exercise Price Per Share

Beginning outstanding	13,919	$32	15,937	$33	19,666	$31
Options issued in connection with the Hewitt acquisition	—	—	4,545	22	—	—
Granted	80	53	143	38	1,551	38
Exercised	(4,546)	32	(6,197)	27	(4,475)	27
Forfeited and expired	(337)	36	(509)	35	(805)	38

Outstanding at end of year	9,116	32	13,919	32	15,937	33

Exercisable at end of year	7,833	30	11,293	30	9,884	31

Shares available for grant	24,508		22,777		8,257

Summary of options outstanding and exercisable

A summary of options outstanding and exercisable as of December 31, 2011 is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price Per Share	Shares Exercisable	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price Per Share

$14.71 – 22.86	2,718	2.66	$20.95	2,718	2.66	$20.95
22.87 – 25.51	663	3.40	25.37	663	3.40	25.37
25.52 – 32.53	1,069	2.95	27.53	1,069	2.95	27.53
32.54 – 36.88	1,277	2.96	36.05	1,037	2.41	35.96
36.89 – 43.44	2,309	3.04	39.72	1,757	2.35	39.92
43.45 – 52.93	1,080	4.49	46.24	589	4.09	45.52

	9,116			7,833

Other information related to the company's stock options

	2011	2010	2009

Aggregate intrinsic value of stock options exercised	$80	$87	$62
Cash received from the exercise of stock options	153	162	121
Tax benefit realized from the exercise of stock options	14	4	15

Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging.
Notional and fair values of derivative instruments

			Derivative Assets (1)		Derivative Liabilities (2)
	Notional Amount		Fair Value		Fair Value
As of December 31	2011	2010	2011	2010	2011	2010

Derivatives accounted for as hedges:
Interest rate contracts	$702	$826	$16	$15	$—	$—
Foreign exchange contracts	1,297	1,544	140	157	188	157

Total	1,999	2,370	156	172	188	157
Derivatives not accounted for as hedges:
Foreign exchange contracts	246	238	1	2	1	1

Total	$2,245	$2,608	$157	$174	$189	$158

Derivative gains (losses)

	December 31,
Gain (Loss) recognized in Accumulated Other Comprehensive Loss:	2011	2010

Cash flow hedges:
Interest rate contracts	$(1)	$(10)
Foreign exchange contracts	(54)	(145)

Total	(55)	(155)

Foreign net investment hedges:
Foreign exchange contracts	$(2)	$111

Gain (Loss) reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion):

Cash flow hedges:
Interest rate contracts (1)	$—	$16
Foreign exchange contracts (2)	(36)	(134)

Total	(36)	(118)

Foreign net investment hedges:
Foreign exchange contracts	$—	$—

	Twelve months ended December 31,
	Amount of Gain (Loss) Recognized in Income on Derivative		Amount of Gain (Loss) Recognized in Income on Related Hedged Item
	2011	2010	2011	2010

Fair value hedges:
Foreign exchange contracts	$2	$6	$(2)	$(6)

Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair Value Measurements Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Money market funds and highly liquid debt securities (1)	$2,428	$2,403	$25	$—
Other investments
Fixed maturity securities
Corporate bonds	12	—	—	12
Government bonds	3	—	3	—
Derivatives
Interest rate contracts	16	—	16	—
Foreign exchange contracts	141	—	141	—
Liabilities:
Derivatives
Foreign exchange contracts	189	—	189	—

(1)
Includes $2,403 million of money market funds and $25 million of highly liquid debt securities that are classified as fiduciary assets, short-term investments or cash equivalents in the Consolidated Statements of Financial Position, depending on their nature and initial maturity. See Note 7 "Investments" for additional information regarding the Company's investments.

		Fair Value Measurements Using
	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Money market funds and highly liquid debt securities (1)	$2,618	$2,591	$27	$—
Other investments
Fixed maturity securities
Corporate bonds	12	—	—	12
Government bonds	3	—	3	—
Derivatives
Interest rate contracts	15	—	15	—
Foreign exchange contracts	159	—	159	—
Liabilities:
Derivatives
Foreign exchange contracts	158	—	158	—

(1)
Includes $2,591 million of money market funds and $27 million of highly liquid debt securities that are classified as fiduciary assets, short-term investments or cash equivalents in the Consolidated Statements of Financial Position, depending on their nature and initial maturity. See Note 7 "Investments" for additional information regarding the Company's investments.

Schedule of changes in the Level 3 fair-value category

	Fair Value Measurements Using Level 3 Inputs
	Other Investments	Guarantees

Balance at January 1, 2010	100	(4)
Total gains (losses):
Included in earnings	—	4
Included in other comprehensive income	—	—
Purchases and sales	(1)	—
Transfers (1)	(87	—

Balance at December 31, 2010	$12	$—

Total gains (losses):
Included in earnings	—	—
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	—
Transfers (1)	—	—

Balance at December 31, 2011	$12	$—

(1)
Transfers represent the removal of the investment in PEPS I preferred stock as a result of consolidating PEPS I on January 1, 2010.

Schedule of financial instruments where the carrying amounts and fair values differ

As of December 31	2011		2010

	Carrying Value	Fair Value	Carrying Value	Fair Value

Long-term debt	$4,155	$4,494	$4,014	$4,172

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information
Schedule of total revenue by business segments

Years ended December 31	2011	2010	2009

Risk Solutions	$6,817	$6,423	$6,305
HR Solutions	4,501	2,111	1,267
Intersegment elimination	(31)	(22)	(26)

Total operating segments	11,287	8,512	7,546
Unallocated	—	—	49

Total revenue	$11,287	$8,512	$7,595

Schedule of commissions, fees and other revenues by products

Years ended December 31	2011	2010	2009

Retail brokerage	$5,303	$4,925	$4,747
Reinsurance brokerage	1,463	1,444	1,485

Total Risk Solutions Segment	6,766	6,369	6,232
Consulting services	2,251	1,387	1,075
Outsourcing	2,272	731	191
Intrasegment	(23)	(8)	—

Total HR Solutions Segment	4,500	2,110	1,266
Intersegment	(31)	(22)	(26)
Unallocated	—	—	49

Total commissions, fees and other revenues	$11,235	$8,457	$7,521

Schedule of fiduciary investment income by business segments

Years ended December 31	2011	2010	2009

Risk Solutions	$51	$54	$73
HR Solutions	1	1	1

Total fiduciary investment income	$52	$55	$74

Schedule of reconciliation of segment income before tax to income from continuing operations before income taxes

Years ended December 31	2011	2010	2009

Risk Solutions	$1,314	$1,194	$900
HR Solutions	448	234	203

Segment income from continuing operations before income taxes	1,762	1,428	1,103
Unallocated revenue	—	—	49
Unallocated expenses	(156)	(202)	(131)
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5	—	34

Income from continuing operations before income taxes	$1,384	$1,059	$949

Schedule of consolidated revenue and long-lived assets by geographic area

Consolidated revenue by geographic area is as follows (in millions):

Years ended December 31	Total	United States	Americas other than U.S.	United Kingdom	Europe, Middle East, & Africa	Asia Pacific

2011	$11,287	$5,134	$1,176	$1,519	$2,377	$1,081
2010	8,512	3,400	978	1,322	2,035	777
2009	7,595	2,789	905	1,289	1,965	647

        Consolidated non-current assets by geographic area are as follows (in millions):

Years ended December 31	Total	United States	Americas other than U.S.	United Kingdom	Europe, Middle East, & Africa	Asia Pacific

2011	$13,789	$8,617	$574	$1,589	$2,448	$561
2010	14,158	9,135	503	1,532	2,426	562

Move of the Health and Benefits consulting business
Segment Reporting Information
Schedule of total revenue by business segments

Years ended December 31	2011	2010	2009

Risk Solutions	$7,537	$6,989	$6,835
HR Solutions	3,781	1,545	737
Intersegment elimination	(31)	(22)	(26)

Total operating segments	11,287	8,512	7,546
Unallocated	—	—	49

Total revenue	$11,287	$8,512	$7,595

Schedule of commissions, fees and other revenues by products

Years ended December 31	2011	2010	2009

Retail brokerage	$6,022	$5,491	$5,277
Reinsurance brokerage	1,463	1,444	1,485

Total Risk Solutions Segment	7,485	6,935	6,762
Consulting services	1,532	821	545
Outsourcing	2,272	731	191
Intrasegment	(23)	(8)	—

Total HR Solutions Segment	3,781	1,544	736
Intersegment	(31)	(22)	(26)
Unallocated	—	—	49

Total commissions, fees and other revenue	$11,235	$8,457	$7,521

Schedule of fiduciary investment income by business segments

Years ended December 31	2011	2010	2009

Risk Solutions	$52	$54	$73
HR Solutions	—	1	1

Total fiduciary investment income	$52	$55	$74

Schedule of reconciliation of segment income before tax to income from continuing operations before income taxes

Years ended December 31	2011	2010	2009

Risk Solutions	$1,414	$1,307	$1,003
HR Solutions	348	121	100

Segment income from continuing operations before income taxes	1,762	1,428	1,103
Unallocated revenue	—	—	49
Unallocated expenses	(156)	(202)	(131)
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5	—	34

Income from continuing operations before income taxes	$1,384	$1,059	$949

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data

	1Q	2Q	3Q	4Q	2011

INCOME STATEMENT DATA
Commissions, fees and other revenue	$2,748	$2,799	$2,708	$2,980	$11,235
Fiduciary investment income	11	12	15	14	52

Total revenue	$2,759	$2,811	$2,723	$2,994	$11,287

Operating income	$396	$434	$341	$435	$1,606

Income from continuing operations	$253	$265	$208	$280	$1,006
Loss from discontinued operations	2	2	—	—	4

Net income	255	267	208	280	1,010
Less: Net income attributable to noncontrolling interests	9	9	10	3	31

Net income attributable to Aon stockholders	$246	$258	$198	$277	$979

PER SHARE DATA
Basic:
Income from continuing operations	$0.72	$0.76	$0.59	$0.84	$2.91
Loss from discontinued operations	—	—	—	$0.01	$0.01

Net income	$0.72	$0.76	$0.59	$0.85	$2.92

Diluted:
Income from continuing operations	$0.71	$0.75	$0.59	$0.82	$2.86
Loss from discontinued operations	—	—	—	$0.01	0.01

Net income	$0.71	$0.75	$0.59	$0.83	$2.87

COMMON STOCK DATA
Dividends paid per share	$0.15	$0.15	$0.15	$0.15	$0.60
Price range:
High	$53.17	$54.58	$52.17	$51.11	$54.58
Low	$43.31	$48.66	$39.68	$39.90	$39.68
Shares outstanding	330.5	326.7	323.3	324.4	324.4
Average monthly trading volume	—	—	—	—	—

	1Q	2Q	3Q	4Q	2010

INCOME STATEMENT DATA
Commissions, fees and other revenue	$1,891	$1,883	$1,786	$2,897	$8,457
Fiduciary investment income	13	15	15	12	55

Total revenue	$1,904	$1,898	$1,801	$2,909	$8,512

Operating income	$273	$268	$263	$422	$1,226

Income from continuing operations	$186	$184	$147	$242	$759
Loss from discontinued operations	—	(26)	—	(1)	(27)

Net income	186	158	147	241	732
Less: Net income attributable to noncontrolling interests	8	5	3	10	26

Net income attributable to Aon stockholders	$178	$153	$144	$231	$706

PER SHARE DATA
Basic:
Income from continuing operations	$0.65	$0.64	$0.52	$0.68	$2.50
Loss from discontinued operations	—	(0.09)	—	—	(0.09)

Net income	$0.65	$0.55	$0.52	$0.68	$2.41

Diluted:
Income from continuing operations	$0.63	$0.63	$0.51	$0.67	$2.46
Loss from discontinued operations	—	(0.09)	—	—	(0.09)

Net income	$0.63	$0.54	$0.51	$0.67	$2.37

COMMON STOCK DATA
Dividends paid per share	$0.15	$0.15	$0.15	$0.15	$0.60
Price range:
High	$43.16	$44.34	$40.08	$46.24	$46.24
Low	$37.33	$37.06	$35.10	$38.72	$35.10
Shares outstanding	269.4	269.7	270.9	332.3	332.3
Average monthly trading volume	37.2	38.7	80.3	54.4	52.7

Guarantee of Registered Securities (Tables)	12 Months Ended
Dec. 31, 2011
Guarantee of Registered Securities
Results of Operations

Condensed Consolidating Statement of Income

	Year Ended December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Commissions, fees and other	$—	$—	$11,236	$(1)	$11,235
Fiduciary investment income	—	2	50	—	52
Total revenue	—	2	11,286	(1)	11,287

Expenses
Compensation and benefits	—	115	6,452	—	6,567
Other general expenses	—	9	3,107	(2)	3,114
Total operating expenses	—	124	9,559	(2)	9,681
Operating (loss) income	—	(122)	1,727	1	1,606
Interest income	—	4	14	—	18
Interest expense	—	(171)	(74)	—	(245)
Intercompany interest income (expense)	—	180	(180)	—	—
Other (expense) income	—	(9)	15	(1)	5
(Loss) income from continuing operations before income taxes	—	(118)	1,502	—	1,384
Income tax (benefit) expense	—	(43)	421	—	378
(Loss) income from continuing operations	—	(75)	1,081	—	1,006

Income from discontinued operations before taxes	—	5	—	—	5
Income tax expense	—	1	—	—	1
Income from discontinued operations	—	4	—	—	4

Equity in earnings of subsidiaries, net of tax	979	921	850	(2,750)	—

Net income	979	850	1,931	(2,750)	1,010
Less: Net income attributable to noncontrolling interests	—	—	31	—	31
Net income attributable to Aon shareholders	$979	$850	$1,900	$(2,750)	$979

Condensed Consolidating Statement of Income

	Year Ended December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Commissions, fees and other	$—	$—	$8,459	$(2)	$8,457
Fiduciary investment income	—	15	40	—	55
Total revenue	—	15	8,499	(2)	8,512

Expenses
Compensation and benefits	—	44	5,053	—	5,097
Other general expenses	—	36	2,155	(2)	2,189
Total operating expenses	—	80	7,208	(2)	7,286
Operating (loss) income	—	(65)	1,291	—	1,226
Interest income	—	7	8	—	15
Interest expense	—	(105)	(77)		(182)
Intercompany interest income (expense)	—	133	(133)		—
Other (expense) income	—	(3)	3		—
(Loss) income from continuing operations before taxes	—	(33)	1,092	—	1,059
Income tax (benefit) expense	—	(14)	314	—	300
(Loss) income from continuing operations	—	(19)	778	—	759

Loss from discontinued operations before taxes	—	(39)	—	—	(39)
Income tax benefit	—	(12)	—	—	(12)
Loss from discontinued operations	—	(27)	—	—	(27)

Equity in earnings of subsidiaries, net of tax	706	622	576	(1,904)	—

Net income	706	576	1,354	(1,904)	732
Less: Net income attributable to noncontrolling interests	—	—	26	—	26
Net income attributable to Aon shareholders	$706	$576	$1,328	$(1,904)	$706

Condensed Consolidating Statement of Income

	Year Ended December 31, 2009
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Commissions, fees and other	$—	$—	$7,521	$—	$7,521
Fiduciary investment income	—	32	42	—	74
Total revenue	—	32	7,563	—	7,595

Expenses
Compensation and benefits	—	(105)	4,702	—	4,597
Other general expenses	—	(7)	1,984	—	1,977
Total operating expenses	—	(112)	6,686	—	6,574
Operating income	—	144	877	—	1,021
Interest income	—	6	10	—	16
Interest expense	—	(63)	(59)	—	(122)
Intercompany interest income (expense)	—	121	(121)	—	—
Other income	—	26	8	—	34
Income from continuing operations before taxes	—	234	715	—	949
Income tax expense	—	89	179	—	268
Income from continuing operations	—	145	536	—	681

(Loss) income from discontinued operations before taxes	—	(4)	87	—	83
Income tax (benefit) expense	—	(2)	(26)	—	(28)
Income from discontinued operations	—	(2)	113	—	111

Equity in earnings of subsidiaries, net of tax	747	496	639	(1,882)	—

Net income	747	639	1,288	(1,882)	792
Less: Net income attributable to noncontrolling interests	—	—	45	—	45
Net income attributable to Aon shareholders	$747	$639	$1,243	$(1,882)	$747

Comprehensive Income

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$979	$850	$1,931	$(2,750)	$1,010
Less: Net income attributable to noncontrolling interests	—	—	31	—	31
Net income attributable to Aon shareholders	$979	$850	$1,900	$(2,750)	$979
Other comprehensive income, net of tax:
Change in fair value of derivatives	—	—	(13)	—	(13)
Foreign currency translation adjustments	—	(6)	(37)	—	(43)
Post-retirement benefit obligation	—	(173)	(223)	—	(396)
Total other comprehensive loss	—	(179)	(273)	—	(452)
Equity in other comprehensive (loss) income of subsidiaries, net of tax	(453)	(277)	(456)	1,186	—
Less: Other comprehensive income attributable to noncontrolling interests	—	—	1	—	1
Total other comprehensive income attributable to Aon shareholders	(453)	(456)	(730)	1,186	(453)
Comprehensive income attributable to Aon shareholders	$526	$394	$1,170	$(1,564)	$526

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$706	$576	$1,354	$(1,904)	$732
Less: Net income attributable to noncontrolling interests	—	—	26	—	26
Net income attributable to Aon shareholders	$706	$576	$1,328	$(1,904)	$706
Other comprehensive income, net of tax:
Change in in accounting principle	—	(44)	—	—	(44)
Change in fair value of derivatives	—	(17)	(7)	—	(24)
Foreign currency translation adjustments	—	125	(260)	—	(135)
Post-retirement benefit obligation	—	(62)	21	—	(41)
Total other comprehensive income (loss)	—	2	(246)	—	(244)
Equity in other comprehensive (loss) income of subsidiaries, net of tax	(242)	(231)	(229)	702	—
Less: Other comprehensive income attributable to noncontrolling interests	—	—	(2)	—	(2)
Total other comprehensive income attributable to Aon shareholders	(242)	(229)	(473)	702	(242)
Comprehensive income attributable to Aon shareholders	$464	$347	$855	$(1,202)	$464

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2009
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$747	$639	$1,288	$(1,882)	$792
Less: Net income attributable to noncontrolling interests	—	—	45	—	45
Net income attributable to Aon shareholders	$747	$639	$1,243	$(1,882)	$747
Other comprehensive income, net of tax:
Change in fair value of derivatives	—	(12)	25	—	13
Change in investment gains/losses	—	(9)	(3)	—	(12)
Foreign currency translation adjustments	—	(6)	209	—	203
Post-retirement benefit obligation	—	(32)	(381)	—	(413)
Total other comprehensive loss	—	(59)	(150)	—	(209)
Equity in other comprehensive (loss) income of subsidiaries, net of tax	(213)	(157)	(216)	586	—
Less: Other comprehensive income attributable to noncontrolling interests	—	—	4	—	4
Total other comprehensive income attributable to Aon shareholders	(213)	(216)	(370)	586	(213)
Comprehensive income attributable to Aon shareholders	$534	$423	$873	$(1,296)	$534

Balance Sheet

Condensed Consolidating Statement of Financial Position

	As of December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

ASSETS

Cash and cash equivalents	$—	$(21)	$293	$—	$272
Short-term investments	—	321	464	—	785
Receivables, net	—	2	3,181	—	3,183
Fiduciary assets	—	—	10,838	—	10,838
Intercompany receivables	3	610	539	(1,152)	—
Other current assets	—	57	378	(8)	427
Total Current Assets	3	969	15,693	(1,160)	15,505
Goodwill	—	—	8,770	—	8,770
Intangible assets, net	—	—	3,276	—	3,276
Fixed assets, net	—	—	783	—	783
Investments	—	39	200	—	239
Deferred tax assets	—	702	258	(702)	258
Intercompany receivables	—	2,133	2,202	(4,335)	—
Other non-current assets	—	198	523	—	721
Investments in subsidiary	10,183	9,269	7,714	(27,166)	—
TOTAL ASSETS	$10,186	$13,310	$39,419	$(33,363)	$29,552

LIABILITIES AND EQUITY

Fiduciary liabilities	$—	$—	$10,838	$—	$10,838
Short-term debt and current portion of long-term debt	—	318	19	—	337
Accounts payable and accrued liabilities	—	78	1,758	(4)	1,832
Intercompany payables	—	206	609	(815)	—
Other current liabilities	—	5	752	(4)	753
Total Current Liabilities	—	607	13,976	(823)	13,760
Long-term debt	—	3,063	1,092	—	4,155
Deferred tax liabilities	—	—	1,003	(702)	301
Pension and other post employment liabilities	—	1,407	785	—	2,192
Intercompany payables	2,108	378	2,186	(4,672)	—
Other non-current liabilities	—	141	883	—	1,024
TOTAL LIABILITIES	2,108	5,596	19,925	(6,197)	21,432

TOTAL AON SHAREHOLDERS’ EQUITY	8,078	7,714	19,452	(27,166)	8,078
Noncontrolling interests	—	—	42	—	42
TOTAL EQUITY	8,078	7,714	19,494	(27,166)	8,120

TOTAL LIABILITIES AND EQUITY	$10,186	$13,310	$39,419	$(33,363)	$29,552

Condensed Consolidating Statement of Financial Position

	As of December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

ASSETS

Cash and cash equivalents	$—	$14	$332	$—	$346
Short-term investments	—	437	348	—	785
Receivables, net	—	9	2,692	—	2,701
Fiduciary assets	—	—	10,063	—	10,063
Intercompany receivables	—	1,083	535	(1,618)	—
Other current assets	—	70	555	(1)	624
Total Current Assets	—	1,613	14,525	(1,619)	14,519
Goodwill	—	—	8,647	—	8,647
Intangible assets, net	—	—	3,611	—	3,611
Fixed assets, net	—	—	781	—	781
Investments	—	76	236	—	312
Deferred tax assets	—	647	309	(651)	305
Intercompany receivables	—	1,447	2,453	(3,900)	—
Other non-current assets	—	310	498	(1)	807
Investments in subsidiary	10,359	9,266	8,009	(27,634)	—
TOTAL ASSETS	$10,359	$13,359	$39,069	$(33,805)	$28,982

LIABILITIES AND EQUITY

Fiduciary liabilities	—	$—	$10,063	$—	$10,063
Short-term debt and current portion of long-term debt	—	97	395	—	492
Accounts payable and accrued liabilities	—	77	1,733	—	1,810
Intercompany payables		387	1,229	(1,616)	—
Other current liabilities	—	1	584	(1)	584
Total Current Liabilities	—	562	14,004	(1,617)	12,949
Long-term debt	—	3,279	735	—	4,014
Deferred tax liabilities	—	—	1,314	(651)	663
Pension and other post employment liabilities	—	1,202	694	—	1,896
Intercompany payables	2,108	155	1,639	(3,902)	—
Other non-current liabilities	—	152	1,003	(1)	1,154
TOTAL LIABILITIES	2,108	5,350	19,389	(6,171)	20,676

TOTAL AON SHAREHOLDERS’ EQUITY	8,251	8,009	19,625	(27,634)	8,251
Noncontrolling interests	—	—	55	—	55
TOTAL EQUITY	8,251	8,009	19,680	(27,634)	8,306

TOTAL LIABILITIES AND EQUITY	$10,359	$13,359	$39,069	$(33,805)	$28,982

Cash Flows

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES

CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$—	$(201)	$1,219	$—	$1,018

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of long-term investments	—	133	57	—	190
Purchases of long-term investments	—	(20)	(10)	—	(30)
Net sales of short-term investments - non-fiduciary	—	115	(123)	—	(8)
Acquisition of businesses, net of cash acquired	—	(5)	(92)	—	(97)
Capital expenditures		—	(241)	—	(241)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	—	223	(409)	—	(186)

CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	—	(828)	—	—	(828)
Advances from (to) affiliates	—	768	(768)	—	—
Issuance of shares for employee benefit plans	—	201	—	—	201
Issuance of debt	—	1,290	383	—	1,673
Repayment of debt	—	(1,288)	(400)	—	(1,688)
Cash dividends to shareholders	—	(200)	—	—	(200)
Purchase of shares from noncontrolling interests	—	—	(24)	—	(24)
Dividends paid to noncontrolling interests	—	—	(30)	—	(30)
CASH PROVDED BY (USED FOR) FINANCING ACTIVITIES	—	(57)	(839)	—	(896)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	(10)	—	(10)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	(35)	(39)	—	(74)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	14	332	—	346
CASH AND CASH EQUIVALENTS AT END OF YEAR	$—	$(21)	$293	$—	$272

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES

CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$—	$(99)	$882	$—	$783

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of long-term investments	—	54	36		90
Purchases of long-term investments	—	(24)	(10)		(34)
Net sales of short-term investments - non-fiduciary	—	(262)	(75)		(337)
Acquisition of businesses, net of cash acquired	—	(2,001)	(77)		(2,078)
Capital expenditures	—	—	(180)		(180)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	—	(2,233)	(306)	—	(2,539)

CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	—	(250)	—	—	(250)
Advances from (to) affiliates	—	163	(163)	—	—
Issuance of shares for employee benefit plans	—	194	—	—	194
Issuance of debt	—	2,592	313	—	2,905
Repayment of debt	—	(173)	(643)	—	(816)
Cash dividends to shareholders	—	(175)	—	—	(175)
Purchase of shares from noncontrolling interests	—	—	(15)	—	(15)
Dividends paid to noncontrolling interests	—	—	(20)	—	(20)
CASH USED FOR FINANCING ACTIVITIES	—	2,351	(528)	—	1,823

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	62	—	62
NET DECREASE IN CASH AND CASH EQUIVALENTS	—	19	110	—	129
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	(5)	222	—	217
CASH AND CASH EQUIVALENTS AT END OF YEAR	$—	$14	$332	$—	$346

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2009
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES

CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$—	$102	$398	$—	$500

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of long-term investments	—	68	5	—	73
Purchases of long-term investments	—	(18)	(140)	—	(158)
Net sales of short-term investments - non-fiduciary	—	300	(41)	—	259
Acquisition of businesses, net of cash acquired	—	(150)	(113)	—	(263)
Capital expenditures	—	—	(140)	—	(140)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	—	200	(429)	—	(229)

CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury	—	(590)	—	—	(590)
Advances from (to) affiliates	—	300	(300)	—	—
Issuance of shares for employee benefit plans	—	163	—	—	163
Issuance of debt	—	—	1,093	—	1,093
Repayment of debt	—	—	(1,118)	—	(1,118)
Cash dividends to shareholders	—	(165)	—	—	(165)
Purchase of shares from noncontrolling interests	—	—	(3)	—	(3)
Dividends paid to noncontrolling interests	—	—	(32)	—	(32)
CASH USED FOR FINANCING ACTIVITIES	—	(292)	(360)	—	(652)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	16	—	16
NET DECREASE IN CASH AND CASH EQUIVALENTS	—	10	(375)	—	(365)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	(15)	597	—	582
CASH AND CASH EQUIVALENTS AT END OF YEAR	$—	$(5)	$222	$—	$217

Summary of Significant Accounting Principles and Practices (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents
Cash and cash equivalents, restricted	$ 191,000,000	$ 60,000,000
Operating funds in U.K.	120,000,000
Fiduciary Assets and Liabilities
Premium trust balances	4,200,000,000	3,500,000,000
Allowance for Doubtful Accounts
Allowance for doubtful accounts receivable	104,000,000	102,000,000
Goodwill and Intangible Assets
Minimum useful life of finite-lived intangible assets (in years)	1
Maximum useful life of finite-lived intangible assets (in years)	13
Weighted-average original life of finite-lived intangible assets (in years)	10
Foreign Currency
Effect of foreign exchange gains (losses) on the consolidated statements of income	10,000,000	(18,000,000)	(26,000,000)
Derivative losses	$ 20,000,000	$ 11,000,000	$ 15,000,000
Buildings
Fixed Assets
Fixed assets, original life, weighted-average (in years)	35
Automobiles
Fixed Assets
Fixed assets, original life, weighted-average (in years)	6
Minimum
Revenue Recognition
Term of outsourcing contracts for benefit services (in years)	3
Term of outsourcing contracts for HR BPO services (in years)	5
Short-term Investments
Short-term investment, maturity period (in months/year)	3
Consolidation of Variable Interest Entities
Ownership percentage, criteria for consolidation	50.00%
Minimum | Software
Fixed Assets
Fixed assets, useful life, minimum (in years)	3
Minimum | Furniture, fixtures and equipment
Fixed Assets
Fixed assets, useful life, minimum (in years)	4
Minimum | Computer equipment
Fixed Assets
Fixed assets, useful life, minimum (in years)	4
Maximum
Revenue Recognition
Term of outsourcing contracts for benefit services (in years)	5
Term of outsourcing contracts for HR BPO services (in years)	10
Cash and Cash Equivalents
Cash and cash equivalents, maturity period (in months)	3
Short-term Investments
Short-term investment, maturity period (in months/year)	1
Maximum | Software
Fixed Assets
Fixed assets, useful life, maximum (in years)	7
Maximum | Furniture, fixtures and equipment
Fixed Assets
Fixed assets, useful life, maximum (in years)	10
Maximum | Computer equipment
Fixed Assets
Fixed assets, useful life, maximum (in years)	6

Other Financial Data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income
Equity earnings	$ 7	$ 18	$ 18
Realized (loss) gain on sale of investments	18	(2)	(1)
(Loss) gain on disposal of businesses		(4)	13
(Loss) gain on extinguishment of debt	(19)	(8)	5
Other	(1)	(4)	(1)
Other income	5		34
Fixed Assets, net
Fixed assets, gross	1,971	1,877
Less: Accumulated depreciation	1,188	1,096
Fixed assets, net	783	781
Depreciation expense including software amortization	220	151	149
Software
Fixed Assets, net
Fixed assets, gross	730	662
Leasehold improvements
Fixed Assets, net
Fixed assets, gross	407	436
Furniture, fixtures and equipment
Fixed Assets, net
Fixed assets, gross	326	342
Computer equipment
Fixed Assets, net
Fixed assets, gross	274	245
Land and buildings
Fixed Assets, net
Fixed assets, gross	108	108
Automobiles and aircraft
Fixed Assets, net
Fixed assets, gross	39	39
Construction in progress
Fixed Assets, net
Fixed assets, gross	$ 87	$ 45

Acquisitions and Dispositions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011 entity	Dec. 31, 2001 entity	Dec. 31, 2010	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Other acquisitions	Dec. 31, 2010 Other acquisitions	Dec. 31, 2011 HR Solutions business
Business Acquisition
Number of business acquired under business combination	3	2							1
Consideration	$ 103		$ 5,089			$ 4,932	$ 103	$ 157
Intangible assets:
Goodwill				50	2,715	2,765	76	59
Other intangible assets					2,905		33	78
Intangible assets	159		5,757
Future acquisition payments			$ 42

Acquisitions and Dispositions (Details 2) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 Cash Electing Consideration D	Oct. 31, 2010 Stock Electing Consideration D	Oct. 31, 2010 Hewitt Associates, Inc (Hewitt) Y	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt) HR Solutions	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt) HR Solutions	Oct. 30, 2010 Hewitt Associates, Inc (Hewitt) Cash Electing Consideration	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Cash Electing Consideration	Oct. 31, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration and Stock Electing Consideration	Sep. 30, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration and Stock Electing Consideration	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration and Stock Electing Consideration	Oct. 30, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration Election	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Mixed Consideration Election	Oct. 30, 2010 Hewitt Associates, Inc (Hewitt) Stock Electing Consideration	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Stock Electing Consideration
Business Acquisition
Percentage of aggregate consideration to be paid in cash and in number of shares each								50.00%
Par value of Hewitt Class A Common Stock per share (in dollars per share)								$ 0.01
Common stock, par value (in dollars per share)	$ 1	$ 1						$ 1
Consecutive trading days			10	10
Closing volume-weighted average price of Aon's common stock (in dollars per share)											$ 39.0545							$ 39.0545
Cash consideration
Number of Hewitt common shares outstanding electing consideration												7.78					44.52		43.67
Cash consideration per common share outstanding (in dollars per share)												$ 50.46					$ 25.61		$ 21.19
Cash paid in business acquisition								$ 2,458,000,000				$ 393,000,000					$ 1,140,000,000		$ 925,000,000
Stock consideration
Number of Hewitt common shares outstanding electing consideration												7.78					44.52		43.67
Exchange ratio of Aon shares issued to Hewitt shareholders (as a percent)																	63.62%		74.94%
Number of Aon common shares issued to finance Hewitt acquisition (in shares)					61.05									61.05		28.32		32.73
Aon's closing common share price (in dollars per share)													$ 39.28
Total fair value of stock consideration															2,398,000,000
Fair value of Hewitt stock options converted to options to acquire Aon common stock								76,000,000
Total consideration transferred	103,000,000	5,089,000,000						4,932,000,000
Acquisition, integration and financing expenses						47,000,000	54,000,000		47,000,000	19,000,000
Acquisition, integration and financing cost recorded in Other General Expenses						47,000,000	40,000,000
Acquisition, integration and financing cost recorded in interest Expenses							14,000,000
Debt Financing of the Transaction
Drawing under Term Loan Credit Facility								1,000,000,000
Term of Term Loan Facility (in years)					3
Issuance of Notes								$ 1,500,000,000
Options issued as consideration to former holders of Hewitt stock options (in options)					4.5

Acquisitions and Dispositions (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt) Customer relationships Y	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Customer relationships	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Registered trademarks	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt) Technology Y	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Technology
Business acquisition, purchase price allocation
Working capital					$ 348,000,000
Property, equipment, and capitalized software					297,000,000
Identifiable intangible assets							1,800,000,000	890,000,000		215,000,000
Other non-current assets					344,000,000
Long-term debt					346,000,000
Other non-current liabilities					360,000,000
Net deferred tax liability					1,021,000,000
Net assets acquired					2,167,000,000
Goodwill			50,000,000	2,715,000,000	2,765,000,000
Total consideration transferred	103,000,000	5,089,000,000			4,932,000,000
Other current assets					31,000,000
Net deferred tax liability included in other non-current assets					30,000,000
Other current liabilities					7,000,000
Net deferred tax liability included in other non-current liabilities					$ 1,100,000,000
Weighted average useful life (in years)						12			7

Acquisitions and Dispositions (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended					15 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2009 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)
Operating income loss
Revenue	$ 2,994	$ 2,723	$ 2,811	$ 2,759	$ 2,909	$ 1,801	$ 1,898	$ 1,904	$ 11,287	$ 8,512	$ 7,595			$ 791
Operating Income	435	341	434	396	422	263	268	273	1,606	1,226	1,021			23
Amortization expense on intangible assets									362	154	93			37
Acquisition and transaction costs, pre-tax														18
Restructuring expenses, pre-tax														52
Pro Forma Impact of the Transaction
Revenue												10,831	10,669
Net income attributable to Aon stockholders												736	758
Earnings per Share:
Basic (in dollars per share)												$ 2.17	$ 2.2
Diluted (in dollars per share)												$ 2.14	$ 2.15
Elimination of Hewitt's historical intangible asset amortization expense												16	20
Additional amortization expense related to the fair value of intangible assets acquired												293	218
Additional interest expense associated with the incremental debt issued by the entity to partially finance the acquisition												43	77
Elimination of deferred revenues												21	28
Elimination of deferred costs												16	22
Additional expense related to unfavorable lease obligations												15	15
Elimination of Hewitt's equity based compensation expense												46	54
Elimination of acquisition related costs												$ 49
Combined statutory federal and state tax rate												38.00%	38.00%

Acquisitions and Dispositions (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011 business	Dec. 31, 2010 entity	Dec. 31, 2009 entity
Dispositions
Number of dispositions		8
Total pretax gains (loss)		(4,000,000)	13,000,000
Total pretax gains (loss)			15,000,000
Risk Solutions
Dispositions
Number of dispositions	2	7	9
HR Solutions
Dispositions
Number of dispositions		1

Acquisitions and Dispositions (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 AIS Management Corporation	Dec. 31, 2008 AIS Management Corporation	Dec. 31, 2011 Other discontinued operations	Dec. 31, 2010 Other discontinued operations	Dec. 31, 2009 Other discontinued operations
Discontinued operations
Proceeds from the sale of discontinued operation									$ 120
Disposition, potential contingent consideration									35
Disposition, Contingent consideration, period of time following the sale (in years)									Two
Net (loss) income :
Operations							5					5
Gain (loss) on sale					5	(39)	78	86		5	(39)	(8)
Total pretax gain (loss)					5	(39)	83
Operations							3
Gain (loss) on sale					4	(27)	108
Net (loss) income	2	2	(1)	(26)	4	(27)	111
Expense for the settlement of legacy litigation											$ 38

Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in the net carrying amount of goodwill by operating segment (in millions)
Balance at the beginning of the period	$ 8,647	$ 6,078
Goodwill related to acquisitions	77	2,715
Goodwill related to other current year acquisition		59
Goodwill related to disposals	(2)	(2)
Goodwill related to hewitt acquisitions	50
Goodwill related to other prior year acquisitions	1
Foreign currency revaluation	(3)	(203)
Balance at the end of the period	8,770	8,647
Risk Solutions
Changes in the net carrying amount of goodwill by operating segment (in millions)
Balance at the beginning of the period	5,549	5,693
Goodwill related to acquisitions	73
Goodwill related to other current year acquisition		50
Goodwill related to disposals	(2)	(2)
Transfers	(83)
Foreign currency revaluation	20	(192)
Balance at the end of the period	5,557	5,549
HR Solutions
Changes in the net carrying amount of goodwill by operating segment (in millions)
Balance at the beginning of the period	3,098	385
Goodwill related to acquisitions	4	2,715
Goodwill related to other current year acquisition		9
Goodwill related to hewitt acquisitions	50
Goodwill related to other prior year acquisitions	1
Transfers	83
Foreign currency revaluation	(23)	(11)
Balance at the end of the period	$ 3,213	$ 3,098

Goodwill and Other Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets with indefinite lives
Trademarks	$ 1,024	$ 1,024
Intangible assets with finite lives
Intangible assets with finite lives, accumulated amortization	966	627
Intangible assets with finite lives, gross carrying amount	4,242	4,238
Intangible assets, net	3,276	3,611
Amortization expense on intangible assets	362	154	93
Estimated amortization for intangible assets
2012	411
2013	384
2014	334
2015	289
2016	245
Thereafter	589
Estimated future amortization for intangible assets	2,252
HR Solutions
Estimated amortization for intangible assets
2012	294
2013	275
2014	239
2015	208
2016	174
Thereafter	468
Estimated future amortization for intangible assets	1,658
Risk Solutions
Estimated amortization for intangible assets
2012	117
2013	109
2014	95
2015	81
2016	71
Thereafter	121
Estimated future amortization for intangible assets	594
Trademarks
Intangible assets with finite lives
Intangible assets with finite lives, accumulated amortization	1
Intangible assets with finite lives, gross carrying amount	4	3
Intangible assets, net	3	3
Customer related and contract based
Intangible assets with finite lives
Intangible assets with finite lives, accumulated amortization	615	344
Intangible assets with finite lives, gross carrying amount	2,608	2,605
Intangible assets, net	1,993	2,261
Marketing technology and other
Intangible assets with finite lives
Intangible assets with finite lives, accumulated amortization	350	283
Intangible assets with finite lives, gross carrying amount	606	606
Intangible assets, net	$ 256	$ 323

Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended		12 Months Ended
	Dec. 31, 2011 Aon Hewitt Restructuring Plan	Dec. 31, 2010 Aon Hewitt Restructuring Plan	Dec. 31, 2011 Aon Hewitt Restructuring Plan Risk Solutions	Dec. 31, 2011 Aon Hewitt Restructuring Plan HR Solutions	Dec. 31, 2010 Aon Hewitt Restructuring Plan HR Solutions	Dec. 31, 2011 Aon Hewitt Restructuring Plan Workforce reduction job	Dec. 31, 2010 Aon Hewitt Restructuring Plan Workforce reduction	Oct. 31, 2010 Aon Hewitt Restructuring Plan Workforce reduction Minimum job	Oct. 31, 2010 Aon Hewitt Restructuring Plan Workforce reduction Maximum job	Dec. 31, 2011 Aon Hewitt Restructuring Plan Lease consolidation	Dec. 31, 2010 Aon Hewitt Restructuring Plan Lease consolidation	Dec. 31, 2011 Aon Hewitt Restructuring Plan Asset impairments	Dec. 31, 2011 Aon Hewitt Restructuring Plan Other costs associated with restructuring	Dec. 31, 2011 Aon Hewitt Restructuring Plan Real estate lease realization	Dec. 31, 2011 Aon Benfield Restructuring Plan	Dec. 31, 2010 Aon Benfield Restructuring Plan	Dec. 31, 2009 Aon Benfield Restructuring Plan	Dec. 31, 2008 Aon Benfield Restructuring Plan Original Estimate Y	Dec. 31, 2009 Aon Benfield Restructuring Plan Adjustment	Dec. 31, 2011 Aon Benfield Restructuring Plan Current Estimate	Dec. 31, 2011 Aon Benfield Restructuring Plan Workforce reduction job	Dec. 31, 2010 Aon Benfield Restructuring Plan Workforce reduction	Dec. 31, 2009 Aon Benfield Restructuring Plan Workforce reduction	Dec. 31, 2008 Aon Benfield Restructuring Plan Workforce reduction job	Dec. 31, 2011 Aon Benfield Restructuring Plan Lease consolidation	Dec. 31, 2010 Aon Benfield Restructuring Plan Lease consolidation	Dec. 31, 2009 Aon Benfield Restructuring Plan Lease consolidation	Dec. 31, 2011 Aon Benfield Restructuring Plan Asset impairments	Dec. 31, 2010 Aon Benfield Restructuring Plan Asset impairments	Dec. 31, 2009 Aon Benfield Restructuring Plan Asset impairments	Dec. 31, 2011 Aon Benfield Restructuring Plan Other costs associated with restructuring	Dec. 31, 2010 Aon Benfield Restructuring Plan Other costs associated with restructuring	Dec. 31, 2009 Aon Benfield Restructuring Plan Other costs associated with restructuring	Dec. 31, 2011 2007 Restructuring Plan	Dec. 31, 2010 2007 Restructuring Plan	Dec. 31, 2009 2007 Restructuring Plan	Dec. 31, 2008 2007 Restructuring Plan	Dec. 31, 2007 2007 Restructuring Plan	Dec. 31, 2011 2007 Restructuring Plan Risk Solutions	Dec. 31, 2010 2007 Restructuring Plan Risk Solutions	Dec. 31, 2009 2007 Restructuring Plan Risk Solutions	Dec. 31, 2008 2007 Restructuring Plan Risk Solutions	Dec. 31, 2007 2007 Restructuring Plan Risk Solutions	Dec. 31, 2011 2007 Restructuring Plan HR Solutions	Dec. 31, 2010 2007 Restructuring Plan HR Solutions	Dec. 31, 2009 2007 Restructuring Plan HR Solutions	Dec. 31, 2008 2007 Restructuring Plan HR Solutions	Dec. 31, 2007 2007 Restructuring Plan HR Solutions	Dec. 31, 2011 2007 Restructuring Plan Workforce reduction job	Dec. 31, 2010 2007 Restructuring Plan Workforce reduction	Dec. 31, 2009 2007 Restructuring Plan Workforce reduction	Dec. 31, 2008 2007 Restructuring Plan Workforce reduction	Dec. 31, 2007 2007 Restructuring Plan Workforce reduction	Dec. 31, 2011 2007 Restructuring Plan Lease consolidation	Dec. 31, 2010 2007 Restructuring Plan Lease consolidation	Dec. 31, 2009 2007 Restructuring Plan Lease consolidation	Dec. 31, 2008 2007 Restructuring Plan Lease consolidation	Dec. 31, 2007 2007 Restructuring Plan Lease consolidation	Dec. 31, 2011 2007 Restructuring Plan Asset impairments	Dec. 31, 2010 2007 Restructuring Plan Asset impairments	Dec. 31, 2009 2007 Restructuring Plan Asset impairments	Dec. 31, 2008 2007 Restructuring Plan Asset impairments	Dec. 31, 2007 2007 Restructuring Plan Asset impairments	Dec. 31, 2011 2007 Restructuring Plan Other costs associated with restructuring	Dec. 31, 2010 2007 Restructuring Plan Other costs associated with restructuring	Dec. 31, 2009 2007 Restructuring Plan Other costs associated with restructuring	Dec. 31, 2008 2007 Restructuring Plan Other costs associated with restructuring	Dec. 31, 2007 2007 Restructuring Plan Other costs associated with restructuring
Restructuring and Related Cost
Number of jobs eliminated to date under the plan						1,080															785																												4,700
Number of jobs expected to be eliminated under the plan								1,500	1,800															800
Estimated additional restructuring costs to be recorded in future earnings															$ 7			$ 81
Restructuring charges paid total to date															129
Purchase price allocation															53			104	(49)	53	32				20						1
Restructuring and related charges	105	52	15	90	52	64	49			32	3	7	2		19	26	55				33	15	38		(15)	7	14		2	2	1	2	1	(11)	94	357	251	46	(10)	84	322	234	41	(1)	10	35	17	5	(2)	72	251	166	17	(9)	15	78	38	22		2	15	18	4		5	13	29	3
Restructuring charges total to date															153						118				26			4			5			737					671					66					504					144					39					50
Estimated Total Cost for Restructuring Period	$ 325		$ 28	$ 297		$ 180				$ 95		$ 47	$ 3	$ 145	$ 160			$ 185		$ 160	$ 125				$ 26			$ 4			$ 5
Period over which the expected cost will be incurred (in years)																		3

Restructuring (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Reserve
Beginning balance	$ 237	$ 263	$ 233
Assumed Hewitt restructuring liability		43
Expensed	106	168	394
Cash payments	(178)	(232)	(327)
Purchase accounting adjustment			(49)
Foreign exchange translation and other	8	(5)	12
Ending balance	173	237	263
Aon Hewitt Restructuring Plan
Restructuring Reserve
Beginning balance	88
Assumed Hewitt restructuring liability		43
Expensed	98	52
Cash payments	(93)	(8)
Foreign exchange translation and other	2	1
Ending balance	95	88
Aon Benfield Restructuring Plan
Restructuring Reserve
Beginning balance	26	45	104
Expensed	19	24	53
Cash payments	(24)	(38)	(67)
Purchase accounting adjustment			(49)
Foreign exchange translation and other	(1)	(5)	4
Ending balance	20	26	45
2007 Restructuring Plan
Restructuring Reserve
Beginning balance	113	202	101
Expensed	(11)	92	342
Cash payments	(59)	(178)	(248)
Foreign exchange translation and other	7	(3)	7
Ending balance	50	113	202
Other Restructuring Plan
Restructuring Reserve
Beginning balance	10	16	28
Expensed			(1)
Cash payments	(2)	(8)	(12)
Foreign exchange translation and other		2	1
Ending balance	$ 8	$ 10	$ 16

Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest-bearing Assets
Cash and cash equivalents	$ 272	$ 346	$ 217	$ 582
Short-term investments	785	785
Fiduciary assets	4,190	3,489
Investments	239	312
Total interest-bearing assets	5,486	4,932
Investments:
Equity method investments	164	174
Other investments, at cost	60	123
Fixed-maturity securities	15	15
Investments	239	312
Juniperus Insurance Opportunity Fund Limited (Juniperus)
Variable Interest Entity
Investment in variable interest entity	$ 65

Debt (Details)	12 Months Ended						1 Months Ended				1 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended													1 Months Ended								12 Months Ended					3 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Private Equity Partnership Structures I, LLC (PEPS I) USD ($)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt) USD ($)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) USD ($)	Jul. 31, 2009 2005 Facility USD ($)	Oct. 31, 2010 Euro Facility	Dec. 31, 2011 Euro Facility USD ($)	Oct. 15, 2010 Euro Facility EUR (€)	Dec. 31, 2009 U.S. committed bank credit facility USD ($) Y	Dec. 31, 2009 Commercial paper and other short-term borrowings facility USD ($) Y	Jun. 30, 2011 2011 Term loan credit facility	Dec. 31, 2011 2011 Term loan credit facility USD ($)	Jun. 15, 2011 2011 Term loan credit facility USD ($)	Dec. 31, 2011 3.125% Senior notes due 2016 USD ($)	May 24, 2011 3.125% Senior notes due 2016 USD ($)	Dec. 31, 2011 4.76% CAD 375 senior unsecured debt securities due March 2018 USD ($)	Mar. 08, 2011 4.76% CAD 375 senior unsecured debt securities due March 2018 CAD	Aug. 31, 2010 2010 Term loan credit facility Y	Dec. 31, 2011 2010 Term loan credit facility USD ($)	Dec. 31, 2010 2010 Term loan credit facility USD ($)	Aug. 13, 2010 2010 Term loan credit facility USD ($)	Oct. 30, 2010 2010 Term loan credit facility Hewitt Associates, Inc (Hewitt) USD ($)	Dec. 31, 2011 8.205% Junior subordinated deferrable interest debentures due January 2027 USD ($)	Dec. 31, 2010 8.205% Junior subordinated deferrable interest debentures due January 2027 USD ($)	Dec. 31, 2011 6.25% EUR 500 debt securities due July 2014 USD ($)	Dec. 31, 2010 6.25% EUR 500 debt securities due July 2014 USD ($)	Jul. 02, 2009 6.25% EUR 500 debt securities due July 2014 USD ($)	Jul. 02, 2009 6.25% EUR 500 debt securities due July 2014 EUR (€)	Dec. 31, 2011 5.00% Senior notes due September 2020 USD ($)	Dec. 31, 2010 5.00% Senior notes due September 2020 USD ($)	Sep. 07, 2010 5.00% Senior notes due September 2020 USD ($)	Dec. 31, 2011 3.50% senior notes due September 2015 USD ($)	Dec. 31, 2010 3.50% senior notes due September 2015 USD ($)	Sep. 07, 2010 3.50% senior notes due September 2015 USD ($)	Apr. 30, 2011 5.05% CAD 375 debt securities due April 2011 CAD	Dec. 31, 2010 5.05% CAD 375 debt securities due April 2011 USD ($)	Dec. 31, 2010 5.05% CAD 375 debt securities due April 2011 CAD	Dec. 31, 2011 6.25% Senior notes due September 2040 USD ($)	Dec. 31, 2010 6.25% Senior notes due September 2040 USD ($)	Sep. 07, 2010 6.25% Senior notes due September 2040 USD ($)	Dec. 31, 2011 7.375% Debt securities due December 2012 USD ($)	Dec. 31, 2010 7.375% Debt securities due December 2012 USD ($)	Dec. 31, 2011 Notes USD ($)	Sep. 07, 2010 Notes USD ($)	Dec. 31, 2011 Other USD ($)	Dec. 31, 2010 Other USD ($)	Oct. 02, 2010 Senior Notes Hewitt Associates, Inc (Hewitt) USD ($)	Sep. 30, 2010 Bridge Loan Facility USD ($)	Aug. 13, 2010 Bridge Loan Facility USD ($)	Dec. 31, 2011 Commercial paper USD ($)
Debt Instrument
Debt face value															$ 450,000,000		$ 500,000,000		375,000,000										$ 653,000,000	€ 500,000,000			$ 600,000,000			$ 600,000,000			375,000,000			$ 300,000,000
Interest rate on debt (as a percent)																3.13%	3.13%	4.76%	4.76%						8.21%		6.25%		6.25%	6.25%	5.00%		5.00%	3.50%	3.50%	3.50%		5.05%	5.05%	6.25%		6.25%	7.38%
Total debt	4,492,000,000	4,506,000,000												428,000,000		500,000,000		368,000,000				975,000,000			687,000,000	687,000,000	653,000,000	667,000,000			598,000,000	598,000,000		597,000,000	597,000,000			372,000,000		297,000,000	297,000,000		225,000,000	225,000,000			139,000,000	88,000,000				50,000,000
Less short-term and current portion of long-term debt	337,000,000	492,000,000
Total long-term debt	4,155,000,000	4,014,000,000
New credit and loan facility									849,000,000	650,000,000		400,000,000											1,000,000,000																												1,500,000,000
Deferred financing cost amortization for Term Loan Credit Facility and Notes														2,000,000									26,000,000																							12,000,000
Deferred financing costs expense					14,000,000																																													14,000,000
(Loss) gain on extinguishment of debt	19,000,000	8,000,000	(5,000,000)																		19,000,000
Debt assumed on acquisition						346,000,000																																											299,000,000
Carrying value of debt related to hedging activities																													11,000,000
Amount borrowed under five-year multi-currency foreign credit facility (""Euro credit facility"")																								1,000,000,000
Commitment fees (in basis points)								87.50%				0.35%
Debt repayment							677,000,000														1,000,000,000																375,000,000
Term of credit facility (in years)											5	3								3
Cancellation of credit facility											600,000,000
Annualized interest rate including LIBOR (as a percent)														1.67%
Debt instrument base interest rate													LIBOR	LIBOR						LIBOR
Debt Instrument, Variable Rate														13.80%	1.38%								2.50%
Repurchase of debt held by PEPS I				47,000,000
Deferred financing cost amortization																																													$ 2,000,000

Debt (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 1997	Dec. 31, 2011
Aon Capital A
Debt Instrument
Percentage of common equity in trust (as a percent)		100.00%
Interest rate on debt (as a percent)		8.21%
Face value of repurchased Capital Securities	$ 15
Repurchase of Capital Securities	10
Gain on repurchase of Capital Securities	5
Equity investments exchanged for debentures	24
Debentures cancelled amount	24
Debentures outstanding			$ 687
8.205% Junior subordinated deferrable interest debentures due January 2027
Debt Instrument
Interest rate on debt (as a percent)			8.21%

Debt (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 US and Euro Line of Credit Facility
Debt Instrument
High-end adjustment limit of non-recurring cash charges				$ 50
Numerator for ratio of consolidated EBITDA less transaction costs to consolidated cash interest expense				4
Denominator for ratio of consolidated EBITDA less transaction costs to consolidated cash interest expense				1
Numerator for the ratio of consolidated indebtedness to consolidated EBITDA, maximum				3
Denominator for the ratio of consolidated indebtedness to consolidated EBITDA, maximum				1
Repayments of long-term debt
2012	337
2013	404
2014	673
2015	612
2016	509
Thereafter	1,957
Total long-term debt	$ 4,492
Weighted-average interest rates (as a percent)	0.50%	0.70%	1.50%

Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease Commitments
Percentage of Aon's lease obligations for the use of office space	88.00%
Rental expenses for operating leases
Rental expense	$ 525	$ 429	$ 346
Sub lease rental income	71	57	52
Net rental expense	454	372	294
Future minimum rental payments under operating leases
2012	395
2013	373
2014	334
2015	296
2016	257
Thereafter	984
Total minimum payments required	$ 2,639

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income from continuing operations before income taxes:
U.S.	$ 301	$ 21	$ 215
International	1,083	1,038	734
Income from continuing operations before income taxes	1,384	1,059	949
Current:
U.S. federal	(17)	16	32
U.S. state and local	35	10	23
International	217	202	150
Total current	235	228	205
Deferred:
U.S. federal	109	47	49
U.S. state and local	14	13	5
International	20	12	9
Total deferred	143	72	63
Total income taxes expenses	$ 378	$ 300	$ 268

Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the Consolidated Financial Statements
Statutory tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	2.30%	1.10%	2.00%
Taxes on international operations	(11.50%)	(12.50%)	(12.00%)
Nondeductible expenses	3.50%	3.90%	3.40%
Adjustments to prior year tax requirements	(1.10%)	0.50%	0.10%
Deferred tax adjustments, including statutory rate changes	(0.80%)	0.20%	0.10%
Other-net	(0.10%)	0.20%	(0.40%)
Effective tax rate	27.30%	28.40%	28.20%

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Employee benefit plans	$ 940	$ 929
Net operating loss and tax credit carryforwards	484	430
Other accrued expenses	154	161
Investment basis differences	17	17
Other	100	66
Gross deferred tax assets	1,695	1,603
Valuation allowance on deferred tax assets	(219)	(257)
Total	1,476	1,346
Deferred tax liabilities:
Intangibles	(1,333)	(1,420)
Deferred revenue	(83)	(49)
Other accrued expenses	(121)	(41)
Unrealized investment gains	(21)	(5)
Unrealized foreign exchange gains	(23)	(23)
Other	(40)	(75)
Total	(1,621)	(1,613)
Net deferred tax (liability) asset	$ (145)	$ (267)

Income Taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred income taxes
Deferred tax assets - current	$ 19,000,000	$ 121,000,000
Deferred tax assets - non-current	258,000,000	305,000,000
Deferred tax liabilities - current	(121,000,000)	(30,000,000)
Deferred tax liabilities - non-current	(301,000,000)	(663,000,000)
Net deferred tax (liability) asset	(145,000,000)	(267,000,000)
Valuation allowance
Increase (Decrease) in valuation allowance	(35,000,000)
Adjustment to additional paid-in-capital, income tax benefits attributable to employee stock compensation	36,000,000	20,000,000	25,000,000
Unremitted foreign earnings	3,000,000,000
U.S. foreign tax credit carryforwards
Valuation allowance
Increase (Decrease) in valuation allowance	(24,000,000)
German interest expense carryforward
Valuation allowance
Increase (Decrease) in valuation allowance	7,000,000
U.K. capital loss carryforwards
Valuation allowance
Increase (Decrease) in valuation allowance	$ (13,000,000)

Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Federal
Operating and capital loss carryforwards
Operating loss carryforwards	$ 37
State
Operating and capital loss carryforwards
Operating loss carryforwards	622
Foreign
Operating and capital loss carryforwards
Operating loss carryforwards	886
Capital loss carryforwards	$ 314

Income Taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the Company's beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period	$ 100	$ 77
Additions based on tax positions related to the current year	8	7
Additions for tax positions of prior years	5	4
Reductions for tax positions of prior years	(16)	(7)
Settlements	(15)	(1)
Lapse of statute of limitations	(4)	(5)
Acquisitions	40	26
Foreign currency translation		(1)
Balance at the end of the period	118	100
Unrecognized tax benefits that would impact effective tax rate	116
Maximum
Unrecognized Tax Provisions
Accrued potential penalties	1	1	1
Accrued interest	1	1
Liability recorded for penalties	2	5
Liability recorded for interest	$ 17	$ 18

Stockholders' Equity (Details) (USD $)	1 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 entity	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2001 entity	Dec. 31, 2011 Continuing operations	Dec. 31, 2010 Continuing operations	Dec. 31, 2009 Continuing operations	Dec. 31, 2009 Discontinued operations	Oct. 31, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt)	Jan. 31, 2010 2010 - Share Repurchase Program	Dec. 31, 2011 2010 - Share Repurchase Program	Dec. 31, 2011 2005 - Share Repurchase Program	Mar. 31, 2011 2005 - Share Repurchase Program Authorized Shares Adjustment	Dec. 31, 2007 2005 - Share Repurchase Program Authorized Shares Adjustment
Common Stock Programs
Common stock shares issued as consideration for part of the purchase price of Hewitt										61,050,000
Option to purchase common stock													4,500,000
Options outstanding													1,200,000
Options exercisable													1,200,000
Share repurchase authorization limit (in dollars)														$ 2,000,000,000	$ 1,200,000,000			$ 4,600,000,000
Number of shares repurchased															16,400,000		118,700,000
Average price per share of shares purchased under share repurchase program (in dollars per share)															$ 50.39		$ 40.97
Cost of shares repurchased (in dollars)		828,000,000	250,000,000	590,000,000											827,000,000		4,600,000,000
Cumulative number of shares purchased under share repurchase programs																128,300,000
Cumulative value of shares purchased under share repurchase programs (in dollars)																5,400,000,000
Number of treasury shares reissued for employee benefit plans		7,800,000	8,500,000	8,000,000
Treasury stock shares retired	40,000,000
Number of entities acquired that returned shares of Aon common stock upon acquisition		3			2
Aon shares obtained upon acquisition of controlled entities					22,400,000
Number of treasury shares reissued for employee stock purchase plans		600,000	400,000	500,000
Weighted average shares outstanding
Shares for basic earnings per share		335,500,000	293,400,000	283,200,000
Potentially issuable common shares (in shares)		5,400,000	4,700,000	7,900,000
Shares for diluted earnings per share		340,900,000	298,100,000	291,100,000
Number of participating securities (in shares)		7,600,000	6,100,000	6,900,000
Number of shares excluded from the calculation of diluted earnings per share		100,000	4,800,000	4,800,000
Income from continuing operations		$ 13,000,000	$ 15,000,000	$ 18,000,000		$ 13,000,000	$ 15,000,000	$ 15,000,000	$ (3,000,000)
Number of shares issued for employee benefit plans		500,000	2,200,000	1,000,000							2,200,000	500,000

Stockholders' Equity (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity
Dividends to stockholders									$ 200	$ 175	$ 165
Cash dividends per share paid on common stock (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.6	$ 0.6	$ 0.6
Other comprehensive income (loss), pretax
Net derivative gains arising during the year, pretax									(44)	(31)	11
Reclassification adjustment, pretax									25	(5)	10
Net change in derivative gains (losses), pretax									(19)	(36)	21
Decrease in unrealized gains/losses, pretax											(17)
Reclassification adjustment, pretax											(2)
Net change in unrealized investment losses, pretax											(19)
Net foreign exchange translation adjustments, pretax									(46)	(92)	198
Net post-retirement benefit obligation, pretax									(593)	(76)	(583)
Total other comprehensive loss, pretax									(658)	(204)	(383)
Less: other comprehensive income attributable to noncontrolling interest, pretax									1	(2)	4
Other comprehensive loss attributable to Aon stockholders, pretax									(659)	(202)	(387)
Other comprehensive income (loss), income tax benefit (expense)
Net derivative gains arising during the year, income tax benefit (expense)									15	10	(4)
Reclassification adjustment, income tax benefit (expense)									(9)	2	(4)
Net change in derivative gains, income tax benefit (expense)									6	12	(8)
Decrease in unrealized gains/losses, income tax benefit (expense)											6
Reclassification adjustment, income tax benefit (expense)											1
Net change in unrealized investment losses, income tax benefit (expense)											7
Net foreign exchange translation adjustments, income tax benefit (expense)									3	(43)	5
Net post-retirement benefit obligation, income tax benefit (expense)									197	35	170
Total other comprehensive loss, income tax benefit (expense)									206	4	174
Other comprehensive loss attributable to Aon stockholders, income tax benefit (expense)									206	4	174
Other comprehensive income (loss), net of tax
Net derivative gains arising during the year, net of tax									(29)	(21)	7
Reclassification adjustment, net of tax									16	(3)	6
Net change in derivative gains, net of tax									(13)	(24)	13
Decrease in unrealized gains/losses, net of tax											(11)
Reclassification adjustment, net of tax											(1)
Net change in unrealized investment losses, net of tax											(12)
Net foreign currency translation adjustments									(43)	(135)	203
Net post-retirement benefit obligation									(396)	(41)	(413)
Total other comprehensive loss, net of tax									(452)	(200)	(209)
Less: Other comprehensive income (loss) attributable to noncontrolling interests, net of tax									1	(2)	4
Other comprehensive loss attributable to Aon stockholders, net of tax									$ (453)	$ (198)	$ (213)

Stockholders' Equity (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive loss:
Net derivative losses	$ (37)	$ (24)
Net unrealized investment gains			44
Net foreign currency exchange translation adjustments	124	168	301
Net post-retirement benefit obligations	(2,457)	(2,061)	(2,020)
Accumulated other comprehensive loss, net of tax	$ (2,370)	$ (1,917)	$ (1,675)

Stockholders' Equity (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Net unrealized investment gains (losses) including investments reported as assets held-for-sale
Pretax changes in net unrealized investment gains (losses)	$ (19)
Net unrealized investment gains (losses)	44
Fixed maturities
Net unrealized investment gains (losses) including investments reported as assets held-for-sale
Pretax changes in net unrealized investment gains (losses)	(3)
Other Investments
Net unrealized investment gains (losses) including investments reported as assets held-for-sale
Pretax changes in net unrealized investment gains (losses)	(16)
Net unrealized investment gains (losses)	69
Deferred taxes
Net unrealized investment gains (losses) including investments reported as assets held-for-sale
Net unrealized investment gains (losses)	$ (25)

Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Savings Plans
Expense recognized for U.S. defined contribution savings plan	$ 104	$ 65	$ 56
Expense recognized for U.K. defined contribution savings plan	43	35	38
Expense recognized for defined contribution savings plans	$ 147	$ 100	$ 94

Employee Benefits (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2009 employee	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure
Percentage of the Company's projected benefit obligation		94.00%
U.S. Pension Plan
Defined Benefit Plan Disclosure
Employees affected due to a change in pension plan	6,000
Change in projected benefit obligation
Balance at the beginning of the Period		$ 2,376	$ 2,139
Interest cost		122	124	125
Actuarial loss (gain)		51	34
Benefit payments		(115)	(111)
Change in discount rate		223	190
Balance at the end of the period		2,657	2,376	2,139
Accumulated benefit obligation at end of year		2,657	2,376
Change in fair value of plan assets
Balance at the beginning of the period		1,244	1,153
Actual return on plan assets		83	175
Employer contributions		113	27
Benefit payments		(115)	(111)
Balance at the end of the period		1,325	1,244	1,153
Market related value at the end of the year		1,410	1,380
Funded status		(1,332)	(1,132)
Unrecognized loss (gain)		1,480	1,200
Net amount recognized		148	68
International Pension Plan
Change in projected benefit obligation
Balance at the beginning of the Period		4,812	4,500
Service cost		19	15	18
Interest cost		267	249	236
Participant contributions		1	1
Plan amendment		12
Plan transfer and acquisitions		17	203
Actuarial loss (gain)		(32)	(101)
Benefit payments		(181)	(183)
Change in discount rate		651	260
Foreign currency translation		17	(132)
Balance at the end of the period		5,583	4,812	4,500
Accumulated benefit obligation at end of year		5,508	4,737
Change in fair value of plan assets
Balance at the beginning of the period		4,288	3,753
Actual return on plan assets		595	403
Participant contributions		1	1
Employer contributions		364	261
Plan transfer and acquisitions		13	192
Benefit payments		(181)	(183)
Foreign currency translation		8	(139)
Balance at the end of the period		5,098	4,288	3,753
Market related value at the end of the year		5,098	4,288
Funded status		(485)	(524)
Unrecognized prior-service cost (credit)		28	17
Unrecognized loss (gain)		2,109	1,836
Net amount recognized		1,652	1,329
Impact on projected benefit obligation recorded in accumulated other comprehensive loss			124
Canadian pension plan
Defined Benefit Plan Disclosure
Employees that will be affected due to a change in pension plan in 2010			950
U.S. and Canadian Other Post-Retirement Benefits
Change in projected benefit obligation
Accumulated benefit obligation at end of year		134	119
Change in fair value of plan assets
Balance at the end of the period		20	22
Funded status		(114)	(97)
Unrecognized prior-service cost (credit)		(8)	(11)
Unrecognized loss (gain)		25	9
Net amount recognized		$ (97)	$ (99)

Employee Benefits (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Plan
Amounts recognized in the Consolidated Statements of Financial Position
Accrued benefit liability (included in Pension, other post retirement, and post employment liabilities)	$ (1,332,000,000)	$ (1,132,000,000)
Accumulated other comprehensive loss	1,480,000,000	1,200,000,000
Net amount recognized	148,000,000	68,000,000
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost
Unrecognized loss (gain)	1,480,000,000	1,200,000,000
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost	1,480,000,000	1,200,000,000
Plans with accumulated benefit obligations ("ABO") in excess of the fair value of plan assets
Plans with accumulated benefit obligations ("ABO") in excess of the fair value of plan assets, PBO	2,700,000,000	2,400,000,000
Plans with accumulated benefit obligation ("ABO") in excess of the fair value of plan assets, ABO	2,700,000,000	2,400,000,000
Plans with accumulated benefit obligation ("ABO") in excess of the fair value of plan assets, fair value of plan assets	1,300,000,000	1,200,000,000
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets, PBO	2,700,000,000	2,400,000,000
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets	1,300,000,000	1,200,000,000
International Pension Plan
Amounts recognized in the Consolidated Statements of Financial Position
Prepaid benefit cost (included in other non-current assets)	159,000,000	59,000,000
Accrued benefit liability (included in Pension, other post retirement, and post employment liabilities)	(644,000,000)	(583,000,000)
Accumulated other comprehensive loss	2,137,000,000	1,853,000,000
Net amount recognized	1,652,000,000	1,329,000,000
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost
Unrecognized loss (gain)	2,109,000,000	1,836,000,000
Prior service cost (credit)	28,000,000	17,000,000
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost	2,137,000,000	1,853,000,000
Plans with accumulated benefit obligations ("ABO") in excess of the fair value of plan assets
Plans with accumulated benefit obligation ("ABO") in excess of the fair value of plan assets, ABO	3,000,000,000	2,100,000,000
Plans with accumulated benefit obligation ("ABO") in excess of the fair value of plan assets, fair value of plan assets	2,400,000,000	1,600,000,000
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets, PBO	3,100,000,000	2,700,000,000
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets	$ 2,500,000,000	$ 2,300,000,000

Employee Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Plan
Defined Benefit Plan Disclosure
Interest cost	$ 122	$ 124	$ 125
Expected return on plan assets	(120)	(118)	(102)
Amortization of prior-service cost			(1)
Amortization of net loss	31	24	28
Net periodic benefit cost	33	30	50
Expenses recognized as a result of an error, net of taxes		29
Pretax expenses recognized as a result of an error		(49)
Weighted-average assumptions used to determine the net periodic benefit cost
Expected return on plan assets (as a percent)	8.80%	8.80%	8.70%
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year	43
U.S. Pension Plan | Minimum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.33%	4.35%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	4.35%	5.22%	6.00%
U.S. Pension Plan | Maximum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.60%	5.34%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	5.34%	5.98%	7.08%
U.S. Pension Plan | Continuing operations
Defined Benefit Plan Disclosure
Curtailment gain (loss) recognized			83
International Pension Plan
Defined Benefit Plan Disclosure
Service cost	19	15	18
Interest cost	267	249	236
Expected return on plan assets	(287)	(240)	(234)
Amortization of prior-service cost	1	1
Amortization of net loss	53	54	41
Net periodic benefit cost	53	79	61
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year	60
International Pension Plan | Minimum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.40%	4.70%
Rate of compensation increase (as a percent)	2.25%	2.50%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	4.70%	4.00%	5.62%
Expected return on plan assets (as a percent)	3.20%	4.70%	5.48%
Rate of compensation increase (as a percent)	2.00%	2.50%	3.25%
International Pension Plan | Maximum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.94%	5.50%
Rate of compensation increase (as a percent)	3.55%	4.00%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	5.50%	6.19%	7.42%
Expected return on plan assets (as a percent)	7.20%	7.00%	7.00%
Rate of compensation increase (as a percent)	4.00%	3.60%	3.50%
Canadian pension plan
Defined Benefit Plan Disclosure
Curtailment gain (loss) recognized			(5)
U.S. and Canadian Other Post-Retirement Benefits
Defined Benefit Plan Disclosure
Net periodic benefit cost	6	4	4
Curtailment gain due to the sale of CICA			10
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year
Net loss (gain)	2
Prior service credit	$ 3
U.S. and Canadian Other Post-Retirement Benefits | Minimum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.33%	4.92%	5.90%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	4.92%	5.90%	6.22%
U.S. and Canadian Other Post-Retirement Benefits | Maximum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	5.00%	6.00%	6.19%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	6.00%	6.18%	7.50%

Employee Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Plan
Fair values of Aon's pension plan assets
Total	$ 1,325	$ 1,244	$ 1,153
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of Aon's pension plan assets
Total	287	298
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Fair values of Aon's pension plan assets
Total	22
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Highly liquid debt instruments
Fair values of Aon's pension plan assets
Total		1
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Large cap domestic
Fair values of Aon's pension plan assets
Total	151	247
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Large cap international
Fair values of Aon's pension plan assets
Total	9	11
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity derivatives
Fair values of Aon's pension plan assets
Total	63
U.S. Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate and REITS
Fair values of Aon's pension plan assets
Total	42	39
U.S. Pension Plan | Significant Other Observable Inputs (Level 2)
Fair values of Aon's pension plan assets
Total	847	753
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Highly liquid debt instruments
Fair values of Aon's pension plan assets
Total		26
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Large cap international
Fair values of Aon's pension plan assets
Total	88
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Equity derivatives
Fair values of Aon's pension plan assets
Total	110	231
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Small Cap Domestic
Fair values of Aon's pension plan assets
Total	58	22
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair values of Aon's pension plan assets
Total	355	395
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Government and agency bonds
Fair values of Aon's pension plan assets
Total	116	50
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Asset-backed securities
Fair values of Aon's pension plan assets
Total	18	5
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income derivatives
Fair values of Aon's pension plan assets
Total	83	6
U.S. Pension Plan | Significant Other Observable Inputs (Level 2) | Commodity derivatives
Fair values of Aon's pension plan assets
Total	19	18
U.S. Pension Plan | Significant Unobservable (Level 3) Inputs
Fair values of Aon's pension plan assets
Total	191	193	138
U.S. Pension Plan | Fair Value | Cash and cash equivalents
Fair values of Aon's pension plan assets
Total	22
U.S. Pension Plan | Fair Value | Highly liquid debt instruments
Fair values of Aon's pension plan assets
Total		27
U.S. Pension Plan | Fair Value | Large cap domestic
Fair values of Aon's pension plan assets
Total	151	247
U.S. Pension Plan | Fair Value | Large cap international
Fair values of Aon's pension plan assets
Total	97	11
U.S. Pension Plan | Fair Value | Equity derivatives
Fair values of Aon's pension plan assets
Total	173	231
U.S. Pension Plan | Fair Value | Small Cap Domestic
Fair values of Aon's pension plan assets
Total	58	22
U.S. Pension Plan | Fair Value | Corporate bonds
Fair values of Aon's pension plan assets
Total	355	395
U.S. Pension Plan | Fair Value | Government and agency bonds
Fair values of Aon's pension plan assets
Total	116	50
U.S. Pension Plan | Fair Value | Asset-backed securities
Fair values of Aon's pension plan assets
Total	18	5
U.S. Pension Plan | Fair Value | Fixed income derivatives
Fair values of Aon's pension plan assets
Total	83	6
U.S. Pension Plan | Fair Value | Alternative investments
Fair values of Aon's pension plan assets
Total	191	193
U.S. Pension Plan | Fair Value | Commodity derivatives
Fair values of Aon's pension plan assets
Total	19	18
U.S. Pension Plan | Fair Value | Real estate and REITS
Fair values of Aon's pension plan assets
Total	42	39
International Pension Plan
Fair values of Aon's pension plan assets
Total	5,098	4,288	3,753
International Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of Aon's pension plan assets
Total	1,703	175
International Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Fair values of Aon's pension plan assets
Total	276	54
International Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Equity Securities
Fair values of Aon's pension plan assets
Total	128	121
International Pension Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed income investments
Fair values of Aon's pension plan assets
Total	1,299
International Pension Plan | Significant Other Observable Inputs (Level 2)
Fair values of Aon's pension plan assets
Total	2,496	3,186
International Pension Plan | Significant Other Observable Inputs (Level 2) | Equity derivatives
Fair values of Aon's pension plan assets
Total	11
International Pension Plan | Significant Other Observable Inputs (Level 2) | Global
Fair values of Aon's pension plan assets
Total	960	661
International Pension Plan | Significant Other Observable Inputs (Level 2) | Europe
Fair values of Aon's pension plan assets
Total	347	574
International Pension Plan | Significant Other Observable Inputs (Level 2) | North America
Fair values of Aon's pension plan assets
Total	56	133
International Pension Plan | Significant Other Observable Inputs (Level 2) | Asia Pacific
Fair values of Aon's pension plan assets
Total		67
International Pension Plan | Significant Other Observable Inputs (Level 2) | Other Equity Securities
Fair values of Aon's pension plan assets
Total		8
International Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income investments
Fair values of Aon's pension plan assets
Total	56
International Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income derivatives
Fair values of Aon's pension plan assets
Total	21
International Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income investments, pooled funds
Fair values of Aon's pension plan assets
Total		907
International Pension Plan | Significant Other Observable Inputs (Level 2) | Fixed income securities
Fair values of Aon's pension plan assets
Total	823	805
International Pension Plan | Significant Other Observable Inputs (Level 2) | Derivatives
Fair values of Aon's pension plan assets
Total	178	(28)
International Pension Plan | Significant Other Observable Inputs (Level 2) | Commodities
Fair values of Aon's pension plan assets
Total	26	34
International Pension Plan | Significant Other Observable Inputs (Level 2) | REITS
Fair values of Aon's pension plan assets
Total	4	8
International Pension Plan | Significant Other Observable Inputs (Level 2) | Alternative investments
Fair values of Aon's pension plan assets
Total		17
International Pension Plan | Significant Other Observable Inputs (Level 2) | Commodity derivatives
Fair values of Aon's pension plan assets
Total	14
International Pension Plan | Significant Unobservable (Level 3) Inputs
Fair values of Aon's pension plan assets
Total	899	927	746
International Pension Plan | Significant Unobservable (Level 3) Inputs | Global
Fair values of Aon's pension plan assets
Total		162	145
International Pension Plan | Significant Unobservable (Level 3) Inputs | Fixed income investments, pooled funds
Fair values of Aon's pension plan assets
Total		40
International Pension Plan | Significant Unobservable (Level 3) Inputs | Annuities
Fair values of Aon's pension plan assets
Total	419	380	432
International Pension Plan | Significant Unobservable (Level 3) Inputs | Real Estate
Fair values of Aon's pension plan assets
Total	134	127	136
International Pension Plan | Significant Unobservable (Level 3) Inputs | Alternative investments
Fair values of Aon's pension plan assets
Total	346	218	33
International Pension Plan | Fair Value
Fair values of Aon's pension plan assets
Total		4,288
International Pension Plan | Fair Value | Cash and cash equivalents
Fair values of Aon's pension plan assets
Total	276	54
International Pension Plan | Fair Value | Equity derivatives
Fair values of Aon's pension plan assets
Total	11
International Pension Plan | Fair Value | Global
Fair values of Aon's pension plan assets
Total	960	823
International Pension Plan | Fair Value | Europe
Fair values of Aon's pension plan assets
Total	347	574
International Pension Plan | Fair Value | North America
Fair values of Aon's pension plan assets
Total	56	133
International Pension Plan | Fair Value | Asia Pacific
Fair values of Aon's pension plan assets
Total		67
International Pension Plan | Fair Value | Other Equity Securities
Fair values of Aon's pension plan assets
Total	128	129
International Pension Plan | Fair Value | Fixed income investments
Fair values of Aon's pension plan assets
Total	1,355
International Pension Plan | Fair Value | Fixed income derivatives
Fair values of Aon's pension plan assets
Total	21
International Pension Plan | Fair Value | Fixed income investments, pooled funds
Fair values of Aon's pension plan assets
Total		947
International Pension Plan | Fair Value | Fixed income securities
Fair values of Aon's pension plan assets
Total	823	805
International Pension Plan | Fair Value | Annuities
Fair values of Aon's pension plan assets
Total	419	380
International Pension Plan | Fair Value | Derivatives
Fair values of Aon's pension plan assets
Total	178	(28)
International Pension Plan | Fair Value | Commodities
Fair values of Aon's pension plan assets
Total	26	34
International Pension Plan | Fair Value | REITS
Fair values of Aon's pension plan assets
Total	4	8
International Pension Plan | Fair Value | Real Estate
Fair values of Aon's pension plan assets
Total	134	127
International Pension Plan | Fair Value | Alternative investments
Fair values of Aon's pension plan assets
Total	346	235
International Pension Plan | Fair Value | Commodity derivatives
Fair values of Aon's pension plan assets
Total	$ 14

Employee Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011 U.S. Pension Plan	Dec. 31, 2009 U.S. Pension Plan	Dec. 31, 2011 U.S. Pension Plan Significant Unobservable (Level 3) Inputs	Dec. 31, 2010 U.S. Pension Plan Significant Unobservable (Level 3) Inputs	Dec. 31, 2011 International Pension Plan	Dec. 31, 2010 International Pension Plan	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Global	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Global	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Fixed	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Fixed	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Annuities	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Annuities	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Real Estate	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Real Estate	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Alternative investments	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Alternative investments
Change in fair value of plan assets
Balance at the beginning of the period	$ 1,244	$ 1,153	$ 193	$ 138	$ 4,288	$ 3,753	$ 927	$ 746	$ 162	$ 145	$ 40		$ 380	$ 432	$ 127	$ 136	$ 218	$ 33
Actual return on plan assets
Relating to assets still held at the end of the year			(8)	1			38			20		2	35	(38)	3	9		7
Relating to assets sold during the year			1	8			1	4		2							1	2
Purchases, sales and settlements			5	35			88	212		10		38			2	(12)	86	176
Transfer in/(out) of Level 3				11			(160)		(162)		(40)				1		41
Foreign Exchange					8	(139)	5	(35)		(15)			4	(14)	1	(6)
Balance at the end of the period	$ 1,325	$ 1,153	$ 191	$ 193	$ 5,098	$ 4,288	$ 899	$ 927		$ 162		$ 40	$ 419	$ 380	$ 134	$ 127	$ 346	$ 218
Target asset allocations
Target allocation percentage for equity investments	49.00%				43.00%
Target allocation percentage for fixed income investments	30.00%				57.00%
Target allocation percentage for other investments	21.00%

Employee Benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007 Y
U.S. Pension Plan
Defined Benefit Plan Disclosure
Expected employer contributions during next fiscal year	237
Estimated future benefit payments for plans
2012	137
2013	147
2014	142
2015	148
2016	146
2017-2021	753
International Pension Plan
Defined Benefit Plan Disclosure
Expected employer contributions during next fiscal year	304
Estimated future benefit payments for plans
2012	164
2013	172
2014	180
2015	187
2016	198
2017-2021	990
U.S. and Canadian Other Post-Retirement Benefits
Defined Benefit Plan Disclosure
Expected employer contributions during next fiscal year	7
Estimated future benefit payments for plans
2012	9
2013	9
2014	9
2015	9
2016	9
2017-2021	49
Effect of one percentage point increase on accumulated postretirement benefit obligation	5
Effect of one percentage point decrease on accumulated postretirement benefit obligation	4
Effect of one percentage point increase on service cost and interest cost components of net periodic benefit cost	1
Effect of one percentage point decrease on service cost and interest cost components of net periodic benefit cost	1
U.S. Other Post-Retirement Benefits
Estimated future benefit payments for plans
Maximum percentage of liability for future plan cost increases for pre-65 and medical supplement plan coverage	5.00%
Maximum percentage of net employer trend rates for pre-65 and medical supplement plan coverage per year in the future	5.00%
Recognition period of plan amendment which phases out post-65 retiree coverage		3

Stock Compensation Plans (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	$ 235	$ 221	$ 209
Tax benefit	77	75	68
Stock-based compensation expense, net of tax	158	146	141
Non-vested stock awards
Shares issued	500	2,200	1,000
Restricted Stock Units ("RSUs")
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	142	138	124
Vesting period, minimum (in years)	P3Y
Vesting period, maximum (in years)	P5Y
Vesting period from grant date of award (in years)	10 years
Non-vested stock awards
Non-vested at beginning of period (in shares)	10,674	12,850	14,060
Granted (in shares)	3,506	3,817	3,786
Vested (in shares)	(3,773)	(5,278)	(4,330)
Forfeited (in shares)	(491)	(715)	(666)
Non-vested at end of period (in shares)	9,916	10,674	12,850
Weighted Average Fair value
Non-vested at beginning of period (in dollars per share)	$ 38	$ 36	$ 35
Granted (in dollars per share)	$ 51	$ 40	$ 38
Vested (in dollars per share)	$ 39	$ 35	$ 33
Forfeited (in dollars per share)	$ 39	$ 35	$ 37
Non-vested at end of period (in dollars per share)	$ 42	$ 38	$ 36
Fair value of awards vested during the period	217	235	223
Performance-based Awards
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	78	62	60
Vesting period, minimum (in years)	P1Y
Vesting period, maximum (in years)	P5Y
Percentage of number of units granted, low end of the range	0.00%
Percentage of number of units granted, high end of the range	200.00%
Non-vested stock awards
Granted (in shares)	1,715	1,390	3,754
Weighted Average Fair value
Granted (in dollars per share)	$ 50	$ 39	$ 38
Number of shares that would be issued based on current performance levels	1,772	1,397	2,300
Unamortized expense, based on current performance levels	60	18	4
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	9	17	21
Vesting period, minimum (in years)	P4Y
2008 Leadership Performance Plan ("LPP") cycle | Performance-based Awards
Non-vested stock awards
Shares issued	1,200
2007 Leadership Performance Plan ("LPP") cycle | Performance-based Awards
Non-vested stock awards
Shares issued		1,600
2006 performance plan | Performance-based Awards
Non-vested stock awards
Shares issued	300
Other Performance Plans | Performance-based Awards
Non-vested stock awards
Shares issued		84
Employee stock purchase plans
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	$ 6	$ 4	$ 4

Stock Compensation Plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Option
Employee Stock Options and Stock Awards
Continuous years of service before options begin to vest (in years)	2 years
Minimum continuous years of service before options are completely vested (in years)	P4Y
Maximum contractual term (in years)	P10Y
Stock Options
Outstanding at beginning of period (in shares)	13,919	15,937	19,666
Options issued in connection with the Hewitt acquisition (in shares)		4,545
Granted (in shares)	80	143	1,551
Exercised (in shares)	(4,546)	(6,197)	(4,475)
Forfeited and expired (in shares)	(337)	(509)	(805)
Outstanding at end of period (in shares)	9,116	13,919	15,937
Exercisable at end of period (in shares)	7,833	11,293	9,884
Shares available for grant (in shares)	24,508	22,777	8,257
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 32	$ 33	$ 31
Granted (in dollars per share)	$ 53	$ 38	$ 38
Options issued in connection with the Hewitt acquisition (in dollars per share)		$ 22
Exercised (in dollars per share)	$ 32	$ 27	$ 27
Forfeited and expired (in dollars per share)	$ 36	$ 35	$ 38
Outstanding at end of period (in dollars per share)	$ 32	$ 32	$ 33
Exercisable at end of period (in dollars per share)	$ 30	$ 30	$ 31
Leadership Performance Plan ("LPP") cycle
Weighted Average assumptions, weighted average expected life and estimated fair value of options
Weighted average volatility (as a percent)			35.50%
Expected dividend yield (as a percent)			1.30%
Risk-free rate (as a percent)			1.50%
Weighted average expected life (in years)			4.4
Weighted average estimated fair value per share (in dollars per share)			$ 12.19
Stock Options
Granted (in shares)			1,000
Weighted-Average Exercise Price
Granted (in dollars per share)			$ 39
Leadership Performance Plan ("LPP") cycle | Employee Stock Option
Employee Stock Options and Stock Awards
Vesting period (in years)	3 years
Maximum contractual term (in years)	P6Y
Special Stock Plan
Weighted Average assumptions, weighted average expected life and estimated fair value of options
Weighted average volatility (as a percent)			34.10%
Expected dividend yield (as a percent)			1.50%
Risk-free rate (as a percent)			2.00%
Weighted average expected life (in years)			5.6
Weighted average estimated fair value per share (in dollars per share)			$ 11.82
All Other Option Plans
Weighted Average assumptions, weighted average expected life and estimated fair value of options
Weighted average volatility (as a percent)	26.10%	28.50%	32.00%
Expected dividend yield (as a percent)	1.30%	1.60%	1.50%
Risk-free rate (as a percent)	2.20%	3.00%	2.60%
Weighted average expected life (in years)	5.5	6.1	6.5
Weighted average estimated fair value per share (in dollars per share)	$ 10.92	$ 10.37	$ 12.34
Incentive compensation plans | Employee Stock Option
Weighted Average assumptions, weighted average expected life and estimated fair value of options
Granted (in dollars per share)	$ 53	$ 38	$ 37
Stock Options
Granted (in shares)	80	143	550
Hewitt Associates, Inc (Hewitt)
Stock Options
Outstanding at end of period (in shares)	1,200
Shares available for grant (in shares)		4,500

Stock Compensation Plans (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Range of exercise price
Stock options outstanding and stock options exercisable
Stock options, outstanding (in shares)	9,116
Stock options exercisable (in shares)	7,833
Range of exercise price, $ 14.71 - $ 22.86
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 14.71
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 22.86
Stock options, outstanding (in shares)	2,718
Weighted average remaining contractual life of stock options outstanding (in years)	2.66
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 20.95
Stock options exercisable (in shares)	2,718
Weighted average remaining contractual life of stock options exercisable (in years)	2.66
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 20.95
Range of exercise price, $ 22.87 - $ 25.51
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 22.87
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 25.51
Stock options, outstanding (in shares)	663
Weighted average remaining contractual life of stock options outstanding (in years)	3.4
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 25.37
Stock options exercisable (in shares)	663
Weighted average remaining contractual life of stock options exercisable (in years)	3.4
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 25.37
Range of exercise price, $ 25.52 - $ 32.53
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 25.52
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 32.53
Stock options, outstanding (in shares)	1,069
Weighted average remaining contractual life of stock options outstanding (in years)	2.95
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 27.53
Stock options exercisable (in shares)	1,069
Weighted average remaining contractual life of stock options exercisable (in years)	2.95
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 27.53
Range of exercise price, $ 32.54 - $ 36.88
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 32.54
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 36.88
Stock options, outstanding (in shares)	1,277
Weighted average remaining contractual life of stock options outstanding (in years)	2.96
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 36.05
Stock options exercisable (in shares)	1,037
Weighted average remaining contractual life of stock options exercisable (in years)	2.41
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 35.96
Range of exercise price, $ 36.89 - $ 43.44
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 36.89
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 43.44
Stock options, outstanding (in shares)	2,309
Weighted average remaining contractual life of stock options outstanding (in years)	3.04
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 39.72
Stock options exercisable (in shares)	1,757
Weighted average remaining contractual life of stock options exercisable (in years)	2.35
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 39.92
Range of exercise price, $ 43.45 - $ 52.93
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end of the range (in dollars per share)	$ 43.45
Stock options, range of exercise prices, high end of the range (in dollars per share)	$ 52.93
Stock options, outstanding (in shares)	1,080
Weighted average remaining contractual life of stock options outstanding (in years)	4.49
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 46.24
Stock options exercisable (in shares)	589
Weighted average remaining contractual life of stock options exercisable (in years)	4.09
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 45.54

Stock Compensation Plans (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Closing stock price (in dollars per share)	$ 46.8
Aggregate intrinsic value of options outstanding	$ 136
Aggregate intrinsic value of exercisable options outstanding	129
Aggregate intrinsic value of stock options exercised	80	87	62
Cash received from the exercise of stock options	153	162	121
Tax benefit realized from the exercise of stock options	14	4	15
Unamortized deferred compensation expense	$ 263
Remaining weighted-average amortization period (in years)	2

Stock Compensation Plans (Details 5) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 United States M	Dec. 31, 2010 United States M	Dec. 31, 2009 United States	Dec. 31, 2008 United States	Dec. 31, 2011 United States Maximum	Dec. 31, 2011 United Kingdom Y	Dec. 31, 2010 United Kingdom	Dec. 31, 2009 United Kingdom	Dec. 31, 2008 United Kingdom Maximum	Dec. 31, 2006 United Kingdom Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Maximum purchase of shares under plan (in shares)								7,500,000				200,000	525,000
Period of interval for purchase of common stock (in months)				6	3
Purchase price expressed as a percentage of the fair market value of common stock (as a percent)				85.00%	85.00%
Stock issued to employees under the plan (in shares)				468,000	357,000	323,000	320,000		63,000	5,000	201,000
Compensation expense	$ 235	$ 221	$ 209	$ 5	$ 3	$ 3			$ 1	$ 1	$ 1
Waiting period before purchase of shares (in years)									3

Derivatives and Hedging (Details) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 Cash flow hedges	Dec. 31, 2011 Net investment hedges	Dec. 31, 2011 Fixed rate debt USD ($)	Dec. 31, 2009 Fixed rate debt EUR (€)	Dec. 31, 2011 Forward starting swaps USD ($)	Aug. 30, 2010 Forward starting swaps USD ($)	Dec. 31, 2011 Not designated as hedging instrument
Foreign Exchange Risk Management
Maximum Maturity of Foreign Currency Cash Flow Derivatives		5 years	2 years					1 year
Foreign currency exposures, maximum average hedging period (in years)	2 years
Pretax gain (loss) deferred to OCI related to cash flow hedges utilizing foreign currency derivatives	$ (43)
Pretax gain (loss) deferred to OCI related to foreign currency derivatives used as cash flow hedges and expected to be reclassified to earnings in the next 12 months	(30)
Foreign currency exposures, maximum hedging period (in years)	2
Pretax gain (loss) deferred to OCI related to net investment hedges utilizing foreign exchange derivatives	109
Period to manage the currency exposure of global liquidity profile (in years)	1
Interest Rate Risk Management
Interest rate fluctuations, maximum hedging period (in years)	2 years
Pretax gain (loss) deferred to OCI related to interest rate derivatives used as cash flow hedges and expected to be reclassified to earnings in the next 12 months	1					(12)
Pretax gain (loss) deferred to OCI related to interest rate forward starting swaps used as cash flow hedges and expected to be reclassified to earnings in the next 12 months						(1)
Notional amount of interest rate cash flow hedge derivatives							500
Fixed rate debt issued by subsidiary					500
Carrying amount of fixed rate debt issued by foreign subsidiary at exchange rates in effect at end of period (in dollars)				$ 655

Derivatives and Hedging (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value
Derivative Assets	$ 157	$ 174
Derivative Liabilities	189	158
Notional Amount	2,245	2,608
Derivatives accounted for as hedges:
Derivatives, Fair Value
Derivative Assets	156	172
Derivative Liabilities	188	157
Notional Amount	1,999	2,370
Interest rate contracts | Derivatives accounted for as hedges:
Derivatives, Fair Value
Derivative Assets	16	15
Notional Amount	702	826
Foreign exchange contracts | Derivatives accounted for as hedges:
Derivatives, Fair Value
Derivative Assets	140	157
Derivative Liabilities	188	157
Notional Amount	1,297	1,544
Foreign exchange contracts | Derivatives not accounted for as hedges:
Derivatives, Fair Value
Derivative Assets	1	2
Derivative Liabilities	1	1
Notional Amount	$ 246	$ 238

Derivatives and Hedging (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivatives accounted for as hedges: | Cash flow hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (55)	$ (155)
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	(36)	(118)
Interest rate contracts | Derivatives accounted for as hedges: | Cash flow hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(1)	(10)
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)		16
Foreign exchange contracts | Derivatives accounted for as hedges: | Cash flow hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(54)	(145)
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	(36)	(134)
Foreign exchange contracts | Derivatives accounted for as hedges: | Net investment hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(2)	111
Foreign exchange contracts | Derivatives accounted for as hedges: | Fair value hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in Income on Derivative	2	6
Amount of Gain (Loss) Recognized in Income on Related Hedged Item	(2)	(6)
Foreign exchange contracts | Derivatives not accounted for as hedges:
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in Income on Derivative	$ 9	$ 10

Fair Value Measurements and Financial Instruments (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Fair Value Money market funds and highly liquid debt securities Recurring	Dec. 31, 2010 Fair Value Money market funds and highly liquid debt securities Recurring	Dec. 31, 2011 Fair Value Corporate bonds Recurring	Dec. 31, 2010 Fair Value Corporate bonds Recurring	Dec. 31, 2011 Fair Value Government bonds. Recurring	Dec. 31, 2010 Fair Value Government bonds. Recurring	Dec. 31, 2011 Fair Value Interest rate contracts Recurring	Dec. 31, 2010 Fair Value Interest rate contracts Recurring	Dec. 31, 2011 Fair Value Foreign exchange contracts Recurring	Dec. 31, 2010 Fair Value Foreign exchange contracts Recurring	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) Money market funds and highly liquid debt securities Recurring	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) Money market funds and highly liquid debt securities Recurring	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Money market funds and highly liquid debt securities Recurring	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) Money market funds and highly liquid debt securities Recurring	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Government bonds. Recurring	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) Government bonds. Recurring	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Interest rate contracts Recurring	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) Interest rate contracts Recurring	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Foreign exchange contracts Recurring	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) Foreign exchange contracts Recurring	Dec. 31, 2011 Significant Unobservable (Level 3) Inputs Corporate bonds Recurring	Dec. 31, 2010 Significant Unobservable (Level 3) Inputs Corporate bonds Recurring
Fair Value Measurements and Financial Instruments
Net assets value (in dollar per share)	$ 1
Assets:
Money market funds and highly liquid debt securities		$ 2,428	$ 2,618									$ 2,403	$ 2,591	$ 25	$ 27
Other investments				12	12	3	3									3	3					12	12
Derivatives								16	15	141	159							16	15	141	159
Liabilities:
Derivatives										$ 189	$ 158									$ 189	$ 158

Fair Value Measurements and Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Other Investments
Fair value assets
Balance at beginning of period	$ 100	$ 12
Purchases and sales	(1)
Transfers	(87)
Balance at end of period	12	12
Guarantees
Fair value assets
Balance at beginning of period	(4)
Gains (losses) included in earnings	$ 4

Fair Value Measurements and Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair value of financial instrument
Carrying value of total debt	$ 4,155	$ 4,014
Fair value of total debt	$ 4,494	$ 4,172

Commitments and Contingencies (Details)	1 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2011 USD ($)	Dec. 31, 2011 USD ($)	May 31, 2010 Opry Mills Mall Limited Partnership USD ($)	Dec. 31, 2011 Commitments to fund certain limited partnerships USD ($)	Jan. 31, 2009 FCPA Settlements - fines GBP (£)	Jan. 31, 2009 FCPA Settlements - penalties USD ($)	Jan. 31, 2009 FCPA Settlements - interest USD ($)
Legal, Guarantees and Indemnifications
Agreed upon payment in exchange for dismissal of class claims	$ 550,000
Settlement agreement with the FCPA to pay penalty					5,250,000	1,800,000	14,500,000
Damages sought by Opry Mills Mall Limited Partnership			200,000,000
Amount of coverage for damages contended by the insurers			50,000,000
Difference amount of damages sought by the client			150,000,000
Estimated exposure with respect to contractual contingent guarantees for premium payments owed by clients		48,000,000
Maximum potential funding under commitments				64,000,000
Commitments funded				$ 15,000,000

Commitments and Contingencies (Details 2) (USD $)	Dec. 31, 2011 plan	Dec. 31, 2010
Commitments and Contingencies
Letters of credit outstanding	$ 75,000,000	$ 71,000,000
Number of US pension plans that are a LOC beneficiary	1

Related Party Transactions (Details) (Significant shareholder, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Significant shareholder
Related party transactions
Commissions and fee revenue from transactions with related party	$ 9

Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Number of reportable segments									2
Segment Reporting Information
Revenue	$ 2,994	$ 2,723	$ 2,811	$ 2,759	$ 2,909	$ 1,801	$ 1,898	$ 1,904	$ 11,287	$ 8,512	$ 7,595
Commissions, fees and other revenues	2,980	2,708	2,799	2,748	2,897	1,786	1,883	1,891	11,235	8,457	7,521
Fiduciary investment income	14	15	12	11	12	15	15	13	52	55	74
Operating income from continuing operations before income taxes	435	341	434	396	422	263	268	273	1,606	1,226	1,021
Interest income									18	15	16
Interest expense									(245)	(182)	(122)
Other income									5		34
Income from continuing operations before income taxes									1,384	1,059	949
Long-lived assets	13,789				14,158				13,789	14,158
Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									11,287	8,512	7,595
Commissions, fees and other revenues									11,235	8,457	7,521
Fiduciary investment income									52	55	74
Operating income from continuing operations before income taxes									1,762	1,428	1,103
Interest income									18	15	16
Interest expense									(245)	(182)	(122)
Other income									5		34
Income from continuing operations before income taxes									1,384	1,059	949
United States.
Segment Reporting Information
Revenue									5,134	3,400	2,789
Long-lived assets	8,617				9,135				8,617	9,135
Americas other than U.S.
Segment Reporting Information
Revenue									1,176	978	905
Long-lived assets	574				503				574	503
United Kingdom.
Segment Reporting Information
Revenue									1,519	1,322	1,289
Long-lived assets	1,589				1,532				1,589	1,532
Europe, Middle East and Africa
Segment Reporting Information
Revenue									2,377	2,035	1,965
Long-lived assets	2,448				2,426				2,448	2,426
Asia Pacific
Segment Reporting Information
Revenue									1,081	777	647
Long-lived assets	561				562				561	562
Total operating segments
Segment Reporting Information
Revenue									11,287	8,512	7,546
Operating income from continuing operations before income taxes									1,762	1,428	1,103
Total operating segments | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									11,287	8,512	7,546
Risk Solutions
Segment Reporting Information
Revenue									6,817	6,423	6,305
Commissions, fees and other revenues									6,766	6,369	6,232
Fiduciary investment income									51	54	73
Operating income from continuing operations before income taxes									1,314	1,194	900
Risk Solutions | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									7,537	6,989	6,835
Commissions, fees and other revenues									7,485	6,935	6,762
Fiduciary investment income									52	54	73
Operating income from continuing operations before income taxes									1,414	1,307	1,003
Retail brokerage
Segment Reporting Information
Commissions, fees and other revenues									5,303	4,925	4,747
Retail brokerage | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									6,022	5,491	5,277
Reinsurance brokerage
Segment Reporting Information
Commissions, fees and other revenues									1,463	1,444	1,485
Reinsurance brokerage | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									1,463	1,444	1,485
HR Solutions
Segment Reporting Information
Revenue									4,501	2,111	1,267
Commissions, fees and other revenues									4,500	2,110	1,266
Fiduciary investment income									1	1	1
Operating income from continuing operations before income taxes									448	234	203
HR Solutions | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									3,781	1,545	737
Commissions, fees and other revenues									3,781	1,544	736
Fiduciary investment income										1	1
Operating income from continuing operations before income taxes									348	121	100
Consulting services
Segment Reporting Information
Commissions, fees and other revenues									2,251	1,387	1,075
Consulting services | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									1,532	821	545
Outsourcing
Segment Reporting Information
Commissions, fees and other revenues									2,272	731	191
Outsourcing | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									2,272	731	191
Intrasegment
Segment Reporting Information
Commissions, fees and other revenues									(23)	(8)
Intrasegment | Move of the Health and Benefits consulting business
Segment Reporting Information
Commissions, fees and other revenues									(23)	(8)
Intersegment elimination
Segment Reporting Information
Revenue									(31)	(22)	(26)
Commissions, fees and other revenues									(31)	(22)	(26)
Intersegment elimination | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue									(31)	(22)	(26)
Commissions, fees and other revenues									(31)	(22)	(26)
Unallocated
Segment Reporting Information
Revenue											49
Commissions, fees and other revenues											49
Unallocated | Move of the Health and Benefits consulting business
Segment Reporting Information
Revenue											49
Commissions, fees and other revenues											49
Unallocated Expense
Segment Reporting Information
Operating income from continuing operations before income taxes									(156)	(202)	(131)
Unallocated Expense | Move of the Health and Benefits consulting business
Segment Reporting Information
Operating income from continuing operations before income taxes									(156)	(202)	(131)
Unallocated Revenue
Segment Reporting Information
Operating income from continuing operations before income taxes											49
Unallocated Revenue | Move of the Health and Benefits consulting business
Segment Reporting Information
Operating income from continuing operations before income taxes											$ 49

Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Commissions, fees and other	$ 2,980	$ 2,708	$ 2,799	$ 2,748	$ 2,897	$ 1,786	$ 1,883	$ 1,891	$ 11,235	$ 8,457	$ 7,521
Fiduciary investment income	14	15	12	11	12	15	15	13	52	55	74
Total revenue	2,994	2,723	2,811	2,759	2,909	1,801	1,898	1,904	11,287	8,512	7,595
Operating income	435	341	434	396	422	263	268	273	1,606	1,226	1,021
Income from continuing operations	280	208	265	253	242	147	184	186	1,006	759	681
Loss from discontinued operations			2	2	(1)		(26)		4	(27)	111
Net income	280	208	267	255	241	147	158	186	1,010	732	792
Less: Net income attributable to noncontrolling interests	3	10	9	9	10	3	5	8	31	26	45
Net income attributable to Aon stockholders	$ 277	$ 198	$ 258	$ 246	$ 231	$ 144	$ 153	$ 178	$ 979	$ 706	$ 747
Basic:
lncome from continuing operations (in dollars per share)	$ 0.84	$ 0.59	$ 0.76	$ 0.72	$ 0.68	$ 0.52	$ 0.64	$ 0.65	$ 2.91	$ 2.5	$ 2.25
Loss from discontinued operations (in dollars per share)	$ 0.01						$ (0.09)		$ 0.01	$ (0.09)	$ 0.39
Net income (in dollars per share)	$ 0.85	$ 0.59	$ 0.76	$ 0.72	$ 0.68	$ 0.52	$ 0.55	$ 0.65	$ 2.92	$ 2.41	$ 2.64
Diluted:
Income from continuing operations (in dollars per share)	$ 0.82	$ 0.59	$ 0.75	$ 0.71	$ 0.67	$ 0.51	$ 0.63	$ 0.63	$ 2.86	$ 2.46	$ 2.19
Loss from discontinued operations (in dollars per share)	$ 0.01						$ (0.09)		$ 0.01	$ (0.09)	$ 0.38
Net income (in dollars per share)	$ 0.83	$ 0.59	$ 0.75	$ 0.71	$ 0.67	$ 0.51	$ 0.54	$ 0.63	$ 2.87	$ 2.37	$ 2.57
COMMON STOCK DATA
Dividends paid per share (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.6	$ 0.6	$ 0.6
Price range:
High (in dollars per share)	$ 51.11	$ 52.17	$ 54.58	$ 53.17	$ 46.24	$ 40.08	$ 44.34	$ 43.16	$ 54.58	$ 46.24
Low (in dollars per share)	$ 39.9	$ 39.68	$ 48.66	$ 43.31	$ 38.72	$ 35.1	$ 37.06	$ 37.33	$ 39.68	$ 35.1
Shares outstanding (in shares)	324.4	323.3	326.7	330.5	332.3	270.9	269.7	269.4	324.4	332.3
Average monthly trading volume (in shares)					54.4	80.3	38.7	37.2		52.7

Guarantee of Registered Securities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Parent Guarantor	Dec. 31, 2010 Parent Guarantor	Dec. 31, 2009 Parent Guarantor	Dec. 31, 2011 Subsidiary Issuer	Dec. 31, 2010 Subsidiary Issuer	Dec. 31, 2009 Subsidiary Issuer	Dec. 31, 2011 Other Non-Guarantor Subsidiaries	Dec. 31, 2010 Other Non-Guarantor Subsidiaries	Dec. 31, 2009 Other Non-Guarantor Subsidiaries	Dec. 31, 2011 Consolidating Adjustments	Dec. 31, 2010 Consolidating Adjustments	Dec. 31, 2009 Consolidating Adjustments	Dec. 31, 2011 7.375% Debt securities due December 2012	Dec. 31, 2011 3.50% senior notes due September 2015	Dec. 31, 2010 3.50% senior notes due September 2015	Sep. 07, 2010 3.50% senior notes due September 2015	Dec. 31, 2011 3.125% Senior notes due 2016	May 24, 2011 3.125% Senior notes due 2016	Dec. 31, 2011 5.00% Senior notes due September 2020	Sep. 07, 2010 5.00% Senior notes due September 2020	Dec. 31, 2011 8.205% Junior subordinated deferrable interest debentures due January 2027	Dec. 31, 2011 6.25% Senior notes due September 2040	Sep. 07, 2010 6.25% Senior notes due September 2040
Financial Information for Subsidiary Guarantors and Non Guarantors
Parent company's percentage ownership of guarantors												100.00%
Debt Instrument, Variable Rate (as a percent)																								7.38%	3.50%	3.50%	3.50%	3.13%	3.13%	5.00%	5.00%	8.21%	6.25%	6.25%
Revenue
Commissions, fees and other	$ 2,980	$ 2,708	$ 2,799	$ 2,748	$ 2,897	$ 1,786	$ 1,883	$ 1,891	$ 11,235	$ 8,457	$ 7,521							$ 11,236	$ 8,459	$ 7,521	$ (1)	$ (2)
Fiduciary investment income	14	15	12	11	12	15	15	13	52	55	74				2	15	32	50	40	42
Total revenue	2,994	2,723	2,811	2,759	2,909	1,801	1,898	1,904	11,287	8,512	7,595				2	15	32	11,286	8,499	7,563	(1)	(2)
Expenses
Compensation and benefits									6,567	5,097	4,597				115	44	(105)	6,452	5,053	4,702
Other general expenses									3,114	2,189	1,977				9	36	(7)	3,107	2,155	1,984	(2)	(2)
Total operating expenses									9,681	7,286	6,574				124	80	(112)	9,559	7,208	6,686	(2)	(2)
Operating income	435	341	434	396	422	263	268	273	1,606	1,226	1,021				(122)	(65)	144	1,727	1,291	877	1
Interest income									18	15	16				4	7	6	14	8	10
Interest expense									(245)	(182)	(122)				(171)	(105)	(63)	(74)	(77)	(59)
Intercompany interest income (expense)															180	133	121	(180)	(133)	(121)
Other (expense) income									5		34				(9)	(3)	26	15	3	8	(1)
Income from continuing operations before income taxes									1,384	1,059	949				(118)	(33)	234	1,502	1,092	715
Income tax (benefit) expense									378	300	268				(43)	(14)	89	421	314	179
Income from continuing operations	280	208	265	253	242	147	184	186	1,006	759	681				(75)	(19)	145	1,081	778	536
Income (loss) from discontinued operations before income taxes									5	(39)	83				5	(39)	(4)			87
Income tax expense									1	(12)	(28)				1	(12)	(2)			(26)
Income (loss) from discontinued operations			2	2	(1)		(26)		4	(27)	111				4	(27)	(2)			113
Equity in earnings of subsidiaries, net of tax												979	706	747	921	622	496	850	576	639	(2,750)	(1,904)	(1,882)
Net income	280	208	267	255	241	147	158	186	1,010	732	792	979	706	747	850	576	639	1,931	1,354	1,288	(2,750)	(1,904)	(1,882)
Less: Net income attributable to noncontrolling interests	3	10	9	9	10	3	5	8	31	26	45							31	26	45
Net income attributable to Aon stockholders	277	198	258	246	231	144	153	178	979	706	747	979	706	747	850	576	639	1,900	1,328	1,243	(2,750)	(1,904)	(1,882)
Comprehensive income (loss), net of related tax:
Net income	280	208	267	255	241	147	158	186	1,010	732	792	979	706	747	850	576	639	1,931	1,354	1,288	(2,750)	(1,904)	(1,882)
Less: Net income attributable to noncontrolling interests	3	10	9	9	10	3	5	8	31	26	45							31	26	45
Net income attributable to Aon stockholders	277	198	258	246	231	144	153	178	979	706	747	979	706	747	850	576	639	1,900	1,328	1,243	(2,750)	(1,904)	(1,882)
Other comprehensive income, net of tax:
Change in accounting principle										(44)						(44)
Change in fair value of derivatives									(13)	(24)	13					(17)	(12)	(13)	(7)	25
Change in investment gains/losses											(12)						(9)			(3)
Foreign currency translation adjustments									(43)	(135)	203				(6)	125	(6)	(37)	(260)	209
Post-retirement benefit obligation									(396)	(41)	(413)				173	62	32	223	(21)	381
Total other comprehensive loss									(452)	(244)	(209)				(179)	2	(59)	(273)	(246)	(150)
Equity in other comprehensive (loss) income of subsidiary, net of tax												(453)	(242)	(213)	(277)	(231)	(157)	(456)	(229)	(216)	1,186	702	586
Less: Other comprehensive income (loss) attributable to noncontrolling interests									1	(2)	4							1	(2)	4
Total other comprehensive loss attributable to Aon stockholders									(453)	(242)	(213)	(453)	(242)	(213)	(456)	(229)	(216)	(730)	(473)	(370)	1,186	702	586
Comprehensive income attributable to Aon stockholders									$ 526	$ 464	$ 534	$ 526	$ 464	$ 534	$ 394	$ 347	$ 423	$ 1,170	$ 855	$ 873	$ (1,564)	$ (1,202)	$ (1,296)

Guarantee of Registered Securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CURRENT ASSETS :
Cash and cash equivalents	$ 272	$ 346	$ 217	$ 582
Short-term investments	785	785
Receivables, net	3,183	2,701
Fiduciary assets	10,838	10,063
Other current assets	427	624
Total Current Assets	15,505	14,519
Goodwill	8,770	8,647	6,078
Intangible assets, net	3,276	3,611
Fixed assets, net	783	781
Investments	239	312
Deferred tax assets	258	305
Other non-current assets	721	807
TOTAL ASSETS	29,552	28,982
CURRENT LIABILITIES
Fiduciary liabilities	10,838	10,063
Short-term debt and current portion of long-term debt	337	492
Accounts payable and accrued liabilities	1,832	1,810
Other current liabilities	753	584
Total Current Liabilities	13,760	12,949
Long-term debt	4,155	4,014
Deferred tax liabilities	301	663
Pension and other post employment liabilities	2,192	1,896
Other non-current liabilities	1,024	1,154
TOTAL LIABILITIES	21,432	20,676
TOTAL AON SHAREHOLDERS' EQUITY	8,078	8,251
Noncontrolling interests	42	55
TOTAL EQUITY	8,120	8,306	5,431	5,415
TOTAL LIABILITIES AND EQUITY	29,552	28,982
Parent Guarantor
CURRENT ASSETS :
Intercompany receivables	3
Total Current Assets	3
Investments in subsidiary	10,183	10,359
TOTAL ASSETS	10,186	10,359
CURRENT LIABILITIES
Intercompany payables	2,108	2,108
TOTAL LIABILITIES	2,108	2,108
TOTAL AON SHAREHOLDERS' EQUITY	8,078	8,251
TOTAL EQUITY	8,078	8,251
TOTAL LIABILITIES AND EQUITY	10,186	10,359
Subsidiary Issuer
CURRENT ASSETS :
Cash and cash equivalents	(21)	14	(5)	(15)
Short-term investments	321	437
Receivables, net	2	9
Intercompany receivables	610	1,083
Other current assets	57	70
Total Current Assets	969	1,613
Investments	39	76
Deferred tax assets	702	647
Intercompany receivables	2,133	1,447
Other non-current assets	198	310
Investments in subsidiary	9,269	9,266
TOTAL ASSETS	13,310	13,359
CURRENT LIABILITIES
Short-term debt and current portion of long-term debt	318	97
Accounts payable and accrued liabilities	78	77
Intercompany payables	206	387
Other current liabilities	5	1
Total Current Liabilities	607	562
Long-term debt	3,063	3,279
Pension and other post employment liabilities	1,407	1,202
Intercompany payables	378	155
Other non-current liabilities	141	152
TOTAL LIABILITIES	5,596	5,350
TOTAL AON SHAREHOLDERS' EQUITY	7,714	8,009
TOTAL EQUITY	7,714	8,009
TOTAL LIABILITIES AND EQUITY	13,310	13,359
Other Non-Guarantor Subsidiaries
CURRENT ASSETS :
Cash and cash equivalents	293	332	222	597
Short-term investments	464	348
Receivables, net	3,181	2,692
Fiduciary assets	10,838	10,063
Intercompany receivables	539	535
Other current assets	378	555
Total Current Assets	15,693	14,525
Goodwill	8,770	8,647
Intangible assets, net	3,276	3,611
Fixed assets, net	783	781
Investments	200	236
Deferred tax assets	258	309
Intercompany receivables	2,202	2,453
Other non-current assets	523	498
Investments in subsidiary	7,714	8,009
TOTAL ASSETS	39,419	39,069
CURRENT LIABILITIES
Fiduciary liabilities	10,838	10,063
Short-term debt and current portion of long-term debt	19	395
Accounts payable and accrued liabilities	1,758	1,733
Intercompany payables	609	1,229
Other current liabilities	752	584
Total Current Liabilities	13,976	14,004
Long-term debt	1,092	735
Deferred tax liabilities	1,003	1,314
Pension and other post employment liabilities	785	694
Intercompany payables	2,186	1,639
Other non-current liabilities	883	1,003
TOTAL LIABILITIES	19,925	19,389
TOTAL AON SHAREHOLDERS' EQUITY	19,452	19,625
Noncontrolling interests	42	55
TOTAL EQUITY	19,494	19,680
TOTAL LIABILITIES AND EQUITY	39,419	39,069
Consolidating Adjustments
CURRENT ASSETS :
Intercompany receivables	(1,152)	(1,618)
Other current assets	(8)	(1)
Total Current Assets	(1,160)	(1,619)
Deferred tax assets	(702)	(651)
Intercompany receivables	(4,335)	(3,900)
Other non-current assets		(1)
Investments in subsidiary	(27,166)	(27,634)
TOTAL ASSETS	(33,363)	(33,805)
CURRENT LIABILITIES
Accounts payable and accrued liabilities	(4)
Intercompany payables	(815)	(1,616)
Other current liabilities	(4)	(1)
Total Current Liabilities	(823)	(1,617)
Deferred tax liabilities	(702)	(651)
Intercompany payables	(4,672)	(3,902)
Other non-current liabilities		(1)
TOTAL LIABILITIES	(6,197)	(6,171)
TOTAL AON SHAREHOLDERS' EQUITY	(27,166)	(27,634)
TOTAL EQUITY	(27,166)	(27,634)
TOTAL LIABILITIES AND EQUITY	$ (33,363)	$ (33,805)

Guarantee of Registered Securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$ 1,018	$ 783	$ 500
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of long-term investments	190	90	73
Purchase of long-term investments	(30)	(34)	(158)
Net sales of short-term investments - non-fiduciary	(8)	(337)	259
Acquisition of businesses, net of cash acquired	(97)	(2,078)	(263)
Capital expenditures	(241)	(180)	(140)
CASH USED FOR INVESTING ACTIVITIES	(186)	(2,539)	(229)
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	(828)	(250)	(590)
Issuance of shares for employee benefit plans	201	194	163
Issuance of debt	1,673	2,905	1,093
Repayment of debt	(1,688)	(816)	(1,118)
Cash dividends to shareholders	(200)	(175)	(165)
Purchase of shares from noncontrolling interests	(24)	(15)	(3)
Dividends paid to noncontrolling interests	(30)	(20)	(32)
CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES	(896)	1,823	(652)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(10)	62	16
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74)	129	(365)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	346	217	582
CASH AND CASH EQUIVALENTS AT END OF YEAR	272	346	217
Subsidiary Issuer
CASH FLOWS FROM OPERATING ACTIVITIES
CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	(201)	(99)	102
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of long-term investments	133	54	68
Purchase of long-term investments	(20)	(24)	(18)
Net sales of short-term investments - non-fiduciary	115	(262)	300
Acquisition of businesses, net of cash acquired	(5)	(2,001)	(150)
CASH USED FOR INVESTING ACTIVITIES	223	(2,233)	200
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	(828)	(250)	(590)
Advances from (to) affiliates	768	163	300
Issuance of shares for employee benefit plans	201	194	163
Issuance of debt	1,290	2,592
Repayment of debt	(1,288)	(173)
Cash dividends to shareholders	(200)	(175)	(165)
CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES	(57)	2,351	(292)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(35)	19	10
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	14	(5)	(15)
CASH AND CASH EQUIVALENTS AT END OF YEAR	(21)	14	(5)
Other Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	1,219	882	398
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of long-term investments	57	36	5
Purchase of long-term investments	(10)	(10)	(140)
Net sales of short-term investments - non-fiduciary	(123)	(75)	(41)
Acquisition of businesses, net of cash acquired	(92)	(77)	(113)
Capital expenditures	(241)	(180)	(140)
CASH USED FOR INVESTING ACTIVITIES	(409)	(306)	(429)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from (to) affiliates	(768)	(163)	(300)
Issuance of debt	383	313	1,093
Repayment of debt	(400)	(643)	(1,118)
Purchase of shares from noncontrolling interests	(24)	(15)	(3)
Dividends paid to noncontrolling interests	(30)	(20)	(32)
CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES	(839)	(528)	(360)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(10)	62	16
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(39)	110	(375)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	332	222	597
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 293	$ 332	$ 222

Company Redomestication (Details) (USD $) In Billions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012 Aon plc Class A Ordinary Share	Apr. 02, 2012 Aon plc Class A Ordinary Share	Apr. 30, 2012 Aon plc Class A Ordinary Share 2012 Share Repurchase Program
Redomestication transaction
Number of shares right to receive upon conversion			1
Ordinary shares, nominal value (in dollars per share)	$ 1	$ 1		$ 0.01
Stock split, conversion basis			1
Share repurchase program, maximum authorized amount					$ 5